================================================================================

                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   FORM N-CSR

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES

                  INVESTMENT COMPANY ACT FILE NUMBER 811-04847

                                  ECLIPSE FUNDS
               (Exact name of Registrant as specified in charter)

                      51 Madison Avenue, New York, NY 10010
               (Address of principal executive offices) (Zip code)

                         Marguerite E. H. Morrison, Esq.
                              169 Lackawanna Avenue
                          Parsippany, New Jersey 07054
                     (Name and address of agent for service)

Registrant's telephone number, including area code: (973) 394-4437

Date of fiscal year end: October 31

Date of reporting period: October 31, 2009

================================================================================

ITEM 1. REPORTS TO STOCKHOLDERS.

(MAINSTAY INVESTMENTS LOGO)


                 MAINSTAY

                 BALANCED FUND



                 Message from the President

                 and

                 Annual Report

                 October 31, 2009

MESSAGE FROM THE PRESIDENT

The 12-month period ended October 31, 2009, was generally positive for stock and bond investors alike. Signs that the economy was beginning to stabilize brought renewed hope to investors and helped generate a sharp turnaround in the stock market.

When the reporting period began, the stock and bond markets were still reacting to the government's massive bailout plan. Several new facilities were instituted to help restore market liquidity, and the Federal Reserve agreed to purchase various types of securities in a strategy known as quantitative easing.

On December 16, 2008, the Federal Open Market Committee lowered the federal funds target rate to a range between 0.0% and 0.25%. Over time, the markets responded favorably to the coordinated efforts of Congress, the Treasury Department, the Federal Deposit Insurance Corporation, the Federal Reserve and other central banks to address the credit crisis. The turning point for the U.S. stock market came in March 2009, when investors became convinced that the worst was over and an economic recovery was likely.

Domestic equities generally advanced for the remainder of the reporting period, with the strongest results coming from stocks that had been among the hardest hit when the market fell. Despite advances in some financial stocks, the financials sector as a whole declined during the reporting period.

International stocks advanced, with strong results in the materials sector as commodity prices recovered. As investors moved from defensive sectors to more cyclical stocks, utilities weakened but semiconductor companies recorded strong results.

In the fixed-income markets, higher-risk segments were particularly strong. High-yield bonds, floating-rate debt and emerging-market debt were generally strong performers. U.S. Treasury securities and high-grade corporate issues, which had been stellar performers in the first half of the reporting period, weakened as investors' appetite for risk increased.

To keep your investments on a solid footing in a shifting market environment, our portfolio managers pursued their respective investment objectives and strategies with confidence and determination. Although short-term variations are an inevitable part of investing, our portfolio managers know that long-term results are the ultimate measure of investment success.

Fortunately, after three calendar quarters of economic contraction, gross domestic product was once again positive in the third quarter of 2009. Corporate profits, while still below third-quarter 2008 levels, have advanced for three consecutive quarters. At MainStay Funds, we find this economic data encouraging, and we hope you do too.

At MainStay, we have long recommended that our clients get invested, stay invested and add to their investments over time. With prudent diversification, gradual portfolio adjustments and a long-term perspective, MainStay shareholders can maintain a positive outlook as they pursue their financial goals.

Sincerely,


/s/ STEPHEN P. FISHER


Stephen P. Fisher
President



                          Not part of the Annual Report

(MAINSTAY INVESTMENTS LOGO)


                 MAINSTAY

                 BALANCED FUND



                 MainStay Funds

                 Annual Report

                 October 31, 2009

TABLE OF CONTENTS


ANNUAL REPORT
---------------------------------------------

INVESTMENT AND PERFORMANCE COMPARISON       5
---------------------------------------------

PORTFOLIO MANAGEMENT DISCUSSION AND
ANALYSIS                                   10
---------------------------------------------

PORTFOLIO OF INVESTMENTS                   13
---------------------------------------------

FINANCIAL STATEMENTS                       22
---------------------------------------------

NOTES TO FINANCIAL STATEMENTS              30
---------------------------------------------

REPORT OF INDEPENDENT REGISTERED PUBLIC
ACCOUNTING FIRM                            39
---------------------------------------------

BOARD CONSIDERATION AND APPROVAL OF
MANAGEMENT AGREEMENT AND SUBADVISORY
AGREEMENT                                  40
---------------------------------------------

FEDERAL INCOME TAX INFORMATION             44
---------------------------------------------

PROXY VOTING POLICIES AND PROCEDURES AND
PROXY VOTING RECORD                        44
---------------------------------------------

SHAREHOLDER REPORTS AND QUARTERLY
PORTFOLIO DISCLOSURE                       44
---------------------------------------------

BOARD MEMBERS AND OFFICERS                 45

INVESTMENT AND PERFORMANCE COMPARISON(1) (UNAUDITED)


PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE. PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS. BECAUSE OF MARKET VOLATILITY, CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE FIGURES SHOWN. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE, AND AS A RESULT, WHEN SHARES ARE REDEEMED, THEY MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. FOR PERFORMANCE INFORMATION CURRENT TO THE MOST RECENT MONTH-END, PLEASE CALL 800-MAINSTAY (624-6782) OR VISIT MAINSTAYINVESTMENTS.COM.


INVESTOR CLASS SHARES(2)--MAXIMUM 5.5% INITIAL SALES CHARGE
--------------------------------------------------------------------------------

AVERAGE ANNUAL              ONE      FIVE     TEN
TOTAL RETURNS               YEAR    YEARS    YEARS
--------------------------------------------------
With sales charges          8.95%    0.64%    4.55%
Excluding sales charges    15.30     1.78     5.14



(PERFORMANCE GRAPH)                                         (With sales charges)


                     MAINSTAY BALANCED    RUSSELL MIDCAP     ML CORP                           RUSSELL MIDCAP
                            FUND            VALUE INDEX     GOVT 1-10    BALANCED COMPOSITE         INDEX
                     -----------------    --------------    ---------    ------------------    --------------
10/31/99                    9450               10000          10000             10000               10000
10/31/00                   10280               11185          10652             11000               12373
10/31/01                   10821               11031          12169             11542               10143
10/31/02                   11029               10703          12892             11664                9329
10/31/03                   13216               14286          13560             14201               12677
10/31/04                   14279               17106          14132             16099               14589
10/31/05                   15557               20442          14183             17977               17228
10/31/06                   17167               24635          14845             20491               20228
10/31/07                   18256               27031          15678             22169               23309
10/31/08                   13530               16536          15737             16715               13829
10/31/09                   15599               18937          17666             19196               16422






CLASS A SHARES(3)--MAXIMUM 5.5% INITIAL SALES CHARGE
--------------------------------------------------------------------------------

AVERAGE ANNUAL              ONE      FIVE     TEN
TOTAL RETURNS               YEAR    YEARS    YEARS
--------------------------------------------------
With sales charges          9.17%    0.69%    4.57%
Excluding sales charges    15.52     1.84     5.17




                                                            (With sales charges)
(PERFORMANCE GRAPH)

                     MAINSTAY BALANCED    RUSSELL MIDCAP     ML CORP                           RUSSELL MIDCAP
                            FUND            VALUE INDEX     GOVT 1-10    BALANCED COMPOSITE         INDEX
                     -----------------    --------------    ---------    ------------------    --------------
10/31/99                   23625               25000          25000             25000               25000
10/31/00                   25699               27962          26630             27500               30932
10/31/01                   27052               27577          30422             28854               25358
10/31/02                   27572               26757          32231             29159               23323
10/31/03                   33039               35715          33900             35502               31692
10/31/04                   35697               42765          35330             40248               36473
10/31/05                   38894               51105          35459             44943               43071
10/31/06                   42919               61588          37112             51227               50569
10/31/07                   45639               67579          39194             55423               58274
10/31/08                   33847               41340          39342             41788               34574
10/31/09                   39101               47343          44166             47989               41055





CLASS B SHARES(3)--MAXIMUM 5% CDSC IF REDEEMED WITHIN THE FIRST SIX YEARS OF PURCHASE
--------------------------------------------------------------------------------

AVERAGE ANNUAL              ONE      FIVE     TEN
TOTAL RETURNS               YEAR    YEARS    YEARS
--------------------------------------------------
With sales charges          9.42%    0.68%    4.36%
Excluding sales charges    14.42     1.02     4.36




                                                            (With sales charges)
(PERFORMANCE GRAPH)

                     MAINSTAY BALANCED    RUSSELL MIDCAP     ML CORP                           RUSSELL MIDCAP
                            FUND            VALUE INDEX     GOVT 1-10    BALANCED COMPOSITE         INDEX
                     -----------------    --------------    ---------    ------------------    --------------
10/31/99                   10000               10000          10000             10000               10000
                           10799               11185          10652             11000               12373
                           11280               11031          12169             11542               10143
                           11410               10703          12892             11664                9329
                           13573               14286          13560             14201               12677
                           14567               17106          14132             16099               14589
                           15760               20442          14183             17977               17228
                           17255               24635          14845             20491               20228
                           18214               27031          15678             22169               23309
                           13393               16536          15737             16715               13829
10/31/09                   15324               18937          17666             19196               16422




1. Performance tables and graphs do not reflect the deduction of taxes that a shareholder would pay on distributions or Fund-share redemptions. Total returns reflect maximum applicable sales charges explained in this paragraph, change in share price, and reinvestment of dividend and capital gain distributions. The graphs assume an initial investment of $25,000 for Class A shares and $10,000 for all other classes and reflect the deduction of all sales charges that would have applied for the period of investment. Class A shares generally have a $25,000 minimum initial investment with no minimum subsequent purchase amount. For investors that, in the aggregate, have assets of $100,000 or more invested in any share classes of any of the MainStay Funds, the minimum initial investment is $15,000. Investor Class shares and Class A shares are sold with a maximum initial sales charge of 5.50% and an annual 12b-1 fee of 0.25%. Class B shares are sold with no initial sales charge, are subject to a contingent deferred sales charge ("CDSC") of up to 5.00% if redeemed within the first six years of purchase, and have an annual 12b-1 fee of 1.00%. Class C shares are sold with no initial sales charge, are subject to a CDSC of 1.00% if redeemed within one year of purchase, and have an annual 12b-1 fee of 1.00%. Class I shares are sold with no initial sales charge or CDSC, have no annual 12b-1 fee, and are generally available to corporate and institutional investors or individual investors with a minimum initial investment of $5 million. Class R1 shares are sold with no initial sales charge or CDSC and have no annual 12b-1 fee. Class R2 shares are sold with no initial sales charge or CDSC and have an annual 12b-1 fee of 0.25%. Class R1 and R2 shares are available only through

THE FOOTNOTES ON THE NEXT TWO PAGES ARE AN INTEGRAL PART OF THE TABLES AND GRAPHS AND SHOULD BE CAREFULLY READ IN CONJUNCTION WITH THEM.


                                                    mainstayinvestments.com    5

CLASS C SHARES(4)--MAXIMUM 1% CDSC IF REDEEMED WITHIN ONE YEAR OF PURCHASE
--------------------------------------------------------------------------------

AVERAGE ANNUAL              ONE      FIVE     TEN
TOTAL RETURNS               YEAR    YEARS    YEARS
--------------------------------------------------
With sales charges         13.43%    1.01%    4.36%
Excluding sales charges    14.43     1.01     4.36




                                                            (With sales charges)
(PERFORMANCE GRAPH)

                     MAINSTAY BALANCED
                         FUND CLASS       RUSSELL MIDCAP     ML CORP     BALANCED COMPOSITE    RUSSELL MIDCAP
                             C              VALUE INDEX     GOVT 1-10           INDEX               INDEX
                     -----------------    --------------    ---------    ------------------    --------------
10/31/99                   10000               10000          10000             10000               10000
                           10800               11185          10652             11000               12373
                           11282               11031          12169             11542               10143
                           11411               10703          12892             11664                9329
                           13581               14286          13560             14201               12677
                           14572               17106          14132             16099               14589
                           15760               20442          14183             17977               17228
                           17256               24635          14845             20491               20228
                           18215               27031          15678             22169               23309
                           13393               16536          15737             16715               13829
10/31/09                   15324               18937          17666             19196               16422





CLASS I SHARES--NO SALES CHARGE
--------------------------------------------------------------------------------

AVERAGE ANNUAL      ONE      FIVE     TEN
TOTAL RETURNS      YEAR     YEARS    YEARS
------------------------------------------
                  15.89%     2.23%    5.52%




(PERFORMANCE GRAPH)

                     MAINSTAY BALANCED
                         FUND CLASS       RUSSELL MIDCAP     ML CORP     BALANCED COMPOSITE    RUSSELL MIDCAP
                             I              VALUE INDEX     GOVT 1-10           INDEX               INDEX
                     -----------------    --------------    ---------    ------------------    --------------
10/31/99                   10000               10000          10000             10000               10000
                           10906               11185          10652             11000               12373
                           11509               11031          12169             11542               10143
                           11760               10703          12892             11664                9329
                           14126               14286          13560             14201               12677
                           15320               17106          14132             16099               14589
                           16770               20442          14183             17977               17228
                           18589               24635          14845             20491               20228
                           19847               27031          15678             22169               23309
                           14763               16536          15737             16715               13829
10/31/09                   17108               18937          17666             19196               16422





CLASS R1 SHARES(3)--NO SALES CHARGE
--------------------------------------------------------------------------------

AVERAGE ANNUAL     ONE      FIVE     TEN
TOTAL RETURNS      YEAR    YEARS    YEARS
-----------------------------------------
                  15.80%    2.12%    5.41%




(PERFORMANCE GRAPH)

                     MAINSTAY BALANCED
                         FUND CLASS       RUSSELL MIDCAP     ML CORP     BALANCED COMPOSITE    RUSSELL MIDCAP
                             R1             VALUE INDEX     GOVT 1-10           INDEX               INDEX
                     -----------------    --------------    ---------    ------------------    --------------
10/31/99                   10000               10000          10000             10000               10000
                           10895               11185          10652             11000               12373
                           11485               11031          12169             11542               10143
                           11723               10703          12892             11664                9329
                           14068               14286          13560             14201               12677
                           15242               17106          14132             16099               14589
                           16664               20442          14183             17977               17228
                           18447               24635          14845             20491               20228
                           19673               27031          15678             22169               23309
                           14620               16536          15737             16715               13829
10/31/09                   16929               18937          17666             19196               16422




   corporate-sponsored retirement programs, which include certain minimum program requirements. Class R3 shares are sold with no initial sales charge or CDSC, have an annual 12b-1 fee of 0.50%, and are available in certain individual retirement accounts or in certain retirement plans. Performance figures reflect certain fee waivers and/or expense limitations, without which total returns may have been lower. These fee waivers and/or expense limitations are contractual and may be modified or terminated only with the approval of the Board of Trustees. The Manager may recoup the amount of certain management fee waivers or expense reimbursements from the Fund pursuant to the agreement if such action does not cause the Fund to exceed existing expense limitations and the recoupment is made within the term of the agreement. Any recoupment amount is generally applied within a fiscal year. This agreement expires on July 31, 2010.
2. Performance figures for Investor Class shares, first offered on February 28, 2008, include the historical performance of Class A shares through February 27, 2008, adjusted for differences in certain contractual fees and expenses. Unadjusted, the performance shown for Investor Class shares might have been lower.
3. Performance figures for Class A, B, R1 and R2 shares, first offered on January 2, 2004, include the historical performance of Class I shares through January 1, 2004, adjusted for differences in certain contractual expenses and fees. Unadjusted, the performance shown for Class A, B, R1 and R2 shares might have been lower.
4. Performance figures for Class C shares, first offered on January 2, 2004, include the historical performance of L Class shares (which were redesignated as Class C shares on January 2, 2004) through January 1, 2004, and the historical performance of Class I shares through December 29, 2002, adjusted for differences in certain contractual expenses and fees. Unadjusted, the performance shown for Class C shares might have been lower.

THE FOOTNOTES ON THE PRECEDING PAGE AND THE FOLLOWING PAGE ARE AN INTEGRAL PART OF THE TABLES AND GRAPHS AND SHOULD BE CAREFULLY READ IN CONJUNCTION WITH THEM.



6    MainStay Balanced Fund

CLASS R2 SHARES(3)--NO SALES CHARGE
--------------------------------------------------------------------------------

AVERAGE ANNUAL     ONE      FIVE     TEN
TOTAL RETURNS      YEAR    YEARS    YEARS
-----------------------------------------
                  15.45%    1.87%    5.14%




(PERFORMANCE GRAPH)

                             MAINSTAY BALANCED    RUSSELL MIDCAP     ML CORP                           RUSSELL MIDCAP
                                    FUND            VALUE INDEX     GOVT 1-10    BALANCED COMPOSITE         INDEX
                             -----------------    --------------    ---------    ------------------    --------------
10/31/99                           10000               10000          10000             10000               10000
                                   10872               11185          10652             11000               12373
                                   11433               11031          12169             11542               10143
                                   11642               10703          12892             11664                9329
                                   13936               14286          13560             14201               12677
                                   15054               17106          14132             16099               14589
                                   16417               20442          14183             17977               17228
                                   18131               24635          14845             20491               20228
                                   19292               27031          15678             22169               23309
                                   14303               16536          15737             16715               13829
10/31/09                           16514               18937          17666             19196               16422





CLASS R3 SHARES(5)--NO SALES CHARGE
--------------------------------------------------------------------------------

AVERAGE ANNUAL     ONE      FIVE     TEN
TOTAL RETURNS      YEAR    YEARS    YEARS
-----------------------------------------
                  15.17%    1.62%    4.88%




(PERFORMANCE GRAPH)

                     MAINSTAY BALANCED    RUSSELL MIDCAP     ML CORP                           RUSSELL MIDCAP
                            FUND            VALUE INDEX     GOVT 1-10    BALANCED COMPOSITE         INDEX
                     -----------------    --------------    ---------    ------------------    --------------
10/31/99                   10000               10000          10000             10000               10000
                           10841               11185          10652             11000               12373
                           11371               11031          12169             11542               10143
                           11550               10703          12892             11664                9329
                           13791               14286          13560             14201               12677
                           14867               17106          14132             16099               14589
                           16177               20442          14183             17977               17228
                           17822               24635          14845             20491               20228
                           18909               27031          15678             22169               23309
                           13988               16536          15737             16715               13829
10/31/09                   16111               18937          17666             19196               16422






 BENCHMARK PERFORMANCE                                            ONE      FIVE     TEN
                                                                  YEAR    YEARS    YEARS
----------------------------------------------------------------------------------------------
Russell Midcap(R) Value Index(6)                                 14.52%    2.05%    6.59%
Balanced Composite Index(7)                                      14.84     3.58     6.74
Merrill Lynch Corporate & Government 1-10 Years Bond Index(8)    12.26     4.57     5.86
Russell Midcap(R) Index(9)                                       18.75     2.40     5.09
Average Lipper mixed-asset target allocation growth fund(10)     15.96     2.05     2.02



5. Performance figures for Class R3 shares, first offered to the public on April 28, 2006, include the historical performance of Class I shares through April 27, 2006, adjusted for differences in certain contractual expenses and fees. Unadjusted, the performance shown for Class R3 shares might have been lower.
6. The Russell Midcap(R) Value Index measures the performance of those Russell Midcap(R) companies with lower price-to-book ratios and lower forecasted growth values. The stocks are also members of the Russell 1000(R) Value Index. Total returns assume reinvestment of all dividends and capital gains. The Russell Midcap(R) Value Index is the Fund's broad-based securities market index for comparison purposes. An investment cannot be made directly in an index.
7. The Balanced Composite Index is comprised of the Russell Midcap(R) Value Index and the Merrill Lynch Corporate and Government 1-10 Years Bond Index weighted 60%/40%, respectively. The Russell Midcap(R) Value Index measures the performance of those Russell Midcap companies with lower price-to-book ratios and lower forecasted growth values. The stocks are also members of the Russell 1000(R) Value Index. Total returns assume reinvestment of all dividends and capital gains. The Merrill Lynch Corporate and Government 1-10 Years Bond Index is a market capitalization-weighted index including U.S. Government and fixed coupon domestic investment grade corporate bonds with at least $100 million par amount outstanding. Total returns assume reinvestment of all income and capital gains. An investment cannot be made directly in an index.
8. The Merrill Lynch Corporate and Government 1-10 Years Bond Index is a market capitalization-weighted index including U.S. Government and fixed coupon domestic investment grade corporate bonds with at least $100 million par amount outstanding. Total returns assume reinvestment of all income and capital gains. An investment cannot be made directly in an index.
9. The Russell Midcap(R) Index measures the performance of the 800 smallest companies in the Russell 1000(R) Index, and represents approximately 31% of the total market capitalization of the Russell 1000(R) Index. Total returns assume reinvestment of all dividends and capital gains. An investment cannot be made directly in an index.
10. The average Lipper mixed-asset target allocation growth fund is representative of funds that, by portfolio practice, maintain a mix of between 60%-80% equity securities, with the remainder invested in bonds, cash, and cash equivalents. This benchmark is a product of Lipper Inc. Lipper Inc. is an independent monitor of fund performance. Results are based on average total returns of similar funds with all dividend and capital gain distributions reinvested.

THE FOOTNOTES ON THE PRECEDING TWO PAGES ARE AN INTEGRAL PART OF THE TABLES AND GRAPHS AND SHOULD BE CAREFULLY READ IN CONJUNCTION WITH THEM.


                                                    mainstayinvestments.com    7

COST IN DOLLARS OF A $1,000 INVESTMENT IN MAINSTAY BALANCED FUND (UNAUDITED)
--------------------------------------------------------------------------------

The example below is intended to describe the fees and expenses borne by shareholders during the six-month period from May 1, 2009, to October 31, 2009, and the impact of those costs on your investment.

EXAMPLE

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including redemption fees, exchange fees, and sales charges (loads) on purchases (as applicable), and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees, and other Fund expenses (as applicable). This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 made at the beginning of the six-month period and held for the entire period from May 1, 2009, to October 31, 2009.

This example illustrates your Fund's ongoing costs in two ways:

- ACTUAL EXPENSES
The second and third data columns in the table below provide information about actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid during the six-months ended October 31, 2009. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

- HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES
The fourth and fifth data columns in the table below provide information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balances or expenses you paid for the six-month period shown. You may use this information to compare the ongoing costs of investing in the Fund with the ongoing costs of investing in other Funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other Funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as redemption fees, if applicable, exchange fees, or sales charges (loads). Therefore, the fourth and fifth data columns of the table are useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

                                                                            ENDING ACCOUNT
                                            ENDING ACCOUNT                   VALUE (BASED
                                             VALUE (BASED                   ON HYPOTHETICAL
                               BEGINNING       ON ACTUAL       EXPENSES      5% ANNUALIZED      EXPENSES
                                ACCOUNT       RETURNS AND        PAID         RETURN AND          PAID
                                 VALUE         EXPENSES)        DURING     ACTUAL EXPENSES)      DURING
SHARE CLASS                      5/1/09        10/31/09       PERIOD(1)        10/31/09        PERIOD(1)
INVESTOR CLASS SHARES          $1,000.00       $1,155.50        $ 7.99         $1,017.80         $ 7.48
--------------------------------------------------------------------------------------------------------

CLASS A SHARES                 $1,000.00       $1,156.60        $ 6.85         $1,018.90         $ 6.41
--------------------------------------------------------------------------------------------------------

CLASS B SHARES                 $1,000.00       $1,151.10        $12.04         $1,014.00         $11.27
--------------------------------------------------------------------------------------------------------

CLASS C SHARES                 $1,000.00       $1,150.60        $12.03         $1,014.00         $11.27
--------------------------------------------------------------------------------------------------------

CLASS I SHARES                 $1,000.00       $1,158.10        $ 5.28         $1,020.30         $ 4.94
--------------------------------------------------------------------------------------------------------

CLASS R1 SHARES                $1,000.00       $1,157.70        $ 5.82         $1,019.80         $ 5.45
--------------------------------------------------------------------------------------------------------

CLASS R2 SHARES                $1,000.00       $1,155.90        $ 7.17         $1,018.60         $ 6.72
--------------------------------------------------------------------------------------------------------

CLASS R3 SHARES                $1,000.00       $1,154.40        $ 8.53         $1,017.30         $ 7.98
--------------------------------------------------------------------------------------------------------


1. Expenses are equal to the Fund's annualized expense ratio of each class (1.47% for Investor Class, 1.26% for Class A, 2.22% for Class B and Class C, 0.97% for Class I, 1.07% for Class R1, 1.32% for Class R2 and 1.57% for Class
   R3) multiplied by the average account value over the period, divided by 365 and multiplied by 184 (to reflect the one-half year period). The table above represents the actual expenses incurred during the one-half year period.



8    MainStay Balanced Fund

PORTFOLIO COMPOSITION AS OF OCTOBER 31, 2009 (UNAUDITED)

(PORTFOLIO COMPOSITION PIE CHART)

Common Stocks                                   58.6
U.S. Government & Federal Agencies              22.5
Corporate Bonds                                 14.2
Yankee Bonds                                     2.5
Exchange Traded Fund                             0.9
Mortgage-Backed Securities                       0.5
Asset-Backed Securities                          0.3
Foreign Government Bond                          0.3
Short-Term Investments                           0.3
Convertible Bond                                 0.0
Liabilities in Excess of Cash and Other
  Assets                                        (0.1)





See Portfolio of Investments beginning on page 13 for specific holdings within these categories.

++ Less than one-tenth of a percent.

TOP TEN HOLDINGS OR ISSUERS HELD AS OF OCTOBER 31, 2009 (EXCLUDING SHORT-TERM INVESTMENTS)


     1  United States Treasury Notes, 0.875%-4.125%, due
        1/31/11-8/15/19
     2  Federal Home Loan Mortgage Corporation,
        1.50%-5.125%, due 11/23/10-5/29/13
     3  Federal National Mortgage Association,
        3.625%-5.50%, due 2/15/11-5/18/12
     4  S&P 500 Index--SPDR Trust Series 1
     5  ENSCO International, Inc.
     6  Annaly Capital Management, Inc.
     7  BlackRock, Inc.
     8  Sempra Energy, 6.50%, due 6/1/16
     9  Cliffs Natural Resources, Inc.
    10  Federal Home Loan Bank, 4.50%-5.50%, due
        9/16/13-8/13/14






                                                    mainstayinvestments.com    9

PORTFOLIO MANAGEMENT DISCUSSION AND ANALYSIS (UNAUDITED)

QUESTIONS ANSWERED BY PORTFOLIO MANAGERS TONY H. ELAVIA OF MADISON SQUARE INVESTORS LLC, THE FUND'S SUBADVISOR, AND THOMAS J. GIRARD OF NEW YORK LIFE INVESTMENTS,(1) THE FUND'S MANAGER.

HOW DID MAINSTAY BALANCED FUND PERFORM RELATIVE TO ITS PEERS AND ITS BENCHMARK DURING THE 12 MONTHS ENDED OCTOBER 31, 2009?

Excluding all sales charges, MainStay Balanced Fund returned 15.30% for Investor Class shares, 15.52% for Class A shares, 14.42% for Class B shares and 14.43% for Class C shares for the 12 months ended October 31, 2009. Over the same period, Class I shares returned 15.89%, Class R1 shares returned 15.80%, Class R2 shares returned 15.45% and Class R3 shares returned 15.17%. All share classes underperformed the 15.96% return of the average Lipper(2) mixed-asset target allocation growth fund. Investor Class, Class A, Class I, Class R1, Class R2 and Class R3 shares outperformed--and Class B and Class C shares underperformed--the 14.52% return of the Russell Midcap(R) Value Index(3) and the 14.84% return of the Fund's Balanced Composite Index(4) for the 12 months ended October 31, 2009. The Russell Midcap(R) Value Index is the Fund's broad-based securities-market index. The Balanced Composite Index is a secondary benchmark of the Fund. See pages 5 and 6 for Fund returns with sales charges.

WHAT FACTORS WERE RESPONSIBLE FOR THE FUND'S PERFORMANCE DURING THE REPORTING PERIOD?

The equity portion of the Fund maintained a "core-like" posture that helped the Fund's performance relative to the Russell Midcap(R) Value Index. The Fund owned growth stocks, which significantly outperformed value stocks during the reporting period. The equity portion of the Fund was also biased toward securities that we believed to be inexpensive in terms of historical, current and projected earnings. As a group, these stocks performed well during the reporting period. The equity portion of the Fund further benefited from its tilt away from companies that employ significant leverage.

In a period when mid-cap stocks tended to outperform large- and small-cap stocks, the Fund's decision to maintain a significant allocation to large-cap stocks hurt the Fund's equity results relative to the Russell Midcap(R) Value Index. The equity portion of the Fund is typically biased against securities that have been trending down in favor of those with positive momentum. As a result, by the spring of 2009, the equity portion of the Fund was significantly underweight in many of the lowest-quality securities with high volatility profiles. Although these issues had fallen precipitously during the first few months of the reporting period, they tended to appreciate the most during the rally that lasted from April through September.

The fixed-income portion of the Fund outperformed the Merrill Lynch Corporate & Government 1-10 Years Bond Index(5) during the reporting period. Overweight sector positions in residential mortgage-backed securities and commercial mortgage-backed securities were the strongest contributors to the outperformance in this portion of the Fund.

Relative to its peers, the Fund benefited by maintaining a focus on mid-cap stocks, the best-performing segment of the equity market during the reporting period. This benefit, however, was offset by the absence of foreign stock holdings; an emphasis on high-quality bonds over higher-yielding, lower-quality bonds; and disappointing security selection within the equity portion of the Fund.

DURING THE REPORTING PERIOD, WHICH EQUITY SECTORS WERE THE STRONGEST CONTRIBUTORS TO THE FUND'S PERFORMANCE AND WHICH EQUITY SECTORS WERE THE WEAKEST CONTRIBUTORS?

The equity portion of the Fund utilizes a proprietary quantitative investment process that focuses on a combination of valuation, growth and momentum

----------
Investments in common stocks and other equity securities are particularly subject to the risk of changing economic, stock market, industry and company conditions and the risks inherent in management's ability to anticipate such changes that can adversely affect the value of the Fund's holdings. The principal risk of investing in value stocks is that they may never reach what the portfolio manager believes is their full value or that they may even go down in value. The Fund invests in mid-cap stocks, which may be more volatile and less liquid than the securities of larger companies. The values of debt securities fluctuate depending on various factors, including interest rates, issuer creditworthiness, market conditions and maturities. The Fund invests in foreign securities, which may be subject to greater risks than U.S. investments, including currency fluctuations, less-liquid trading markets, greater price volatility, political and economic instability, less publicly available information, and changes in tax or currency laws or monetary policy. These risks are likely to be greater in emerging markets than in developed markets. The principal risk of mortgage-related and asset-backed securities is that the underlying debt may be prepaid ahead of schedule if interest rates fall, thereby reducing the value of the Fund's investments. If interest rates rise, there may be fewer prepayments, which would cause the average bond maturity to rise and increase the potential for the Fund to lose money.

1. "New York Life Investments" is a service mark used by New York Life Investment Management LLC.
2. See footnote on page 7 for more information on Lipper Inc.
3. See footnote on page 7 for more information on the Russell Midcap(R) Value Index.
4. See footnote on page 7 for more information on the Fund's Balanced Composite Index.
5. See footnote on page 7 for more information on the Merrill Lynch Corporate & Government 1-10 Years Bond Index.



10    MainStay Balanced Fund
factors. Sector holdings are a residual of the Fund's investment process and are not a product of top-down, macroeconomic analysis.

That said, the Fund's significantly underweight position in financials, particularly banks and real estate investment trusts (REITs), contributed positively to the Fund's performance relative to the Russell Midcap(R) Value Index, as the financials sector struggled during the reporting period. An underweight position in the stronger utilities sector detracted from the Fund's performance.

DURING THE REPORTING PERIOD, WHICH STOCKS WERE THE STRONGEST CONTRIBUTORS TO THE FUND'S ABSOLUTE PERFORMANCE AND WHICH STOCKS WERE THE WEAKEST?

In the equity portion of the Fund, the strongest individual contributors to absolute performance were SL Green Realty, a REIT focused on owning and operating office buildings in New York City and Prudential Financial, a firm providing financial services globally. Also during the reporting period, the Fund sold its entire position in Liberty Entertainment a subsidiary of Liberty Media Corp. During the reporting period, Liberty Media Corp. announced plans to split off Liberty Entertainment and combine it with The DIRECT TV Group. Other sales during the reporting period included bank holding company Goldman Sachs, software provider Oracle and residential developer Pulte Homes.

The stocks that detracted most from the Fund's absolute performance included financial companies Wells Fargo and JPMorgan Chase and oil refiner Sunoco.

DID THE EQUITY PORTION OF THE FUND MAKE ANY SIGNIFICANT PURCHASES OR SALES DURING THE REPORTING PERIOD?

The equity portion of the Fund is broadly diversified, so individual purchases and sales tend to have little impact on overall results. The Fund selects securities using a proprietary investment process that seeks stocks with attractive relative valuations, strong operating results and positive price trends.

Among the stocks that fit the Fund's purchase criteria during the reporting period were regional bank Zions Bancorp; iron and coal miner Cliffs Natural Resources; power producer Mirant; and oil and gas company Plains Exploration & Production.

Stocks sold during the reporting period included entertainment complex Liberty Media Entertainment, bank holding company Goldman Sachs; software provider Oracle; and residential developer Pulte Homes.

HOW DID SECTOR WEIGHTINGS CHANGE IN THE EQUITY PORTION OF THE FUND DURING THE REPORTING PERIOD?

Weighting changes in the equity portion of the Fund result from a combination of stock performance and the Fund's proprietary quantitative security-selection process. Changes in sector weightings during the reporting period were also the byproduct of more closely aligning the Fund's style exposure with that of the Russell Midcap(R) Value Index.

During the reporting period, we increased the Fund's weightings in materials, utilities and financials, especially REITs, banks and insurance carriers, but maintained underweight positions in each of these equity segments relative to the Russell Midcap(R) Value Index. We also increased the Fund's weighting in the consumer discretionary sector, bringing it from an underweight to a modestly overweight position. We significantly reduced the Fund's exposure to the information technology, health care and industrials sectors.

HOW WAS THE EQUITY PORTION OF THE FUND POSITIONED AT THE END OF THE REPORTING PERIOD?

As of October 31, 2009, the equity portion of the Fund was overweight relative to the Russell Midcap(R) Value Index in information technology, industrials, health care and telecommunication services. As of the same date, the equity portion of the Fund was underweight relative to the benchmark in financials, utilities and materials.

WHAT FACTORS AFFECTED THE FIXED-INCOME PORTION OF THE FUND DURING THE REPORTING PERIOD?

The most significant factor that influenced the fixed-income markets during the reporting period was the ongoing financial turmoil ignited by the correction in home prices. As the reporting period began, the U.S. economy was severely weakened following the mid-September 2008 collapse of Lehman Brothers. The fallout from this bankruptcy and the resulting deleveraging caused significant disruptions to the global financial markets and the global economy.

The Federal Reserve continued its easing policy by lowering the federal funds target rate to a range of 0% to 0.25% in December 2008. In the ensuing months, many new programs were put in place seeking to provide liquidity to the financial system. For example, in March 2009, the Federal Reserve announced it would begin a formal program of buying U.S. Treasury securities as well as agency debentures and agency mortgage-backed securities. Additional programs were introduced to spur buying of "troubled" or illiquid securities by private investors.


                                                   mainstayinvestments.com    11

To cushion the effects of the economic turmoil on the real economy, the new U.S. administration passed a large stimulus package that significantly increased the budget deficit but helped offset some of the near-term decline in consumer spending.

Gross domestic product (GDP) growth in the U.S. contracted dramatically until some stabilization appeared in the quarter ended June 30, 2009. After four consecutive quarters of negative economic growth, the third quarter of 2009 finally saw positive GDP growth. Still, many questioned the sustainability of such growth, as much of the improvement in economic activity seemed to be the result of the heavy contribution from the federal stimulus package.


As the reporting period unfolded, financial concerns subsided and a rally began in fixed-income asset classes with higher risk than U.S. Treasurys. Cheap valuations, investors' willingness to increase risk, and massive amounts of liquidity caused spreads(6) on non-Treasury securities to tighten dramatically.

HOW DID THE FIXED-INCOME PORTION OF THE FUND RESPOND TO THESE MARKET FORCES?

In the fixed-income portion of the Fund, we made significant purchases of residential mortgage-backed and commercial mortgage-backed securities, as spreads on these non-Treasury sectors tightened dramatically. As mentioned above, the Fund's allocations to these sectors added to performance relative to the Merrill Lynch Corporate & Government 1-10 Years Bond Index.


----------
6. The terms "spread" and "yield spread" may refer to the difference in yield between a security or type of security and comparable U.S. Treasury issues. The term may also refer to the difference in yield between two specific securities or types of securities at a given time.

The opinions expressed are those of the portfolio managers as of the date of this report and are subject to change. There is no guarantee that any forecast made will come to pass. This material does not constitute investment advice and is not intended as an endorsement of any specific investment.



12    MainStay Balanced Fund

PORTFOLIO OF INVESTMENTS+++ OCTOBER 31, 2009


                                       PRINCIPAL
                                          AMOUNT           VALUE
LONG-TERM BONDS 40.3%+
ASSET-BACKED SECURITIES 0.3%
----------------------------------------------------------------

AUTOMOBILE 0.2%
Mercedes-Benz Auto
  Receivables Trust
  Series 2009-1, Class A3
  1.67%, due 1/15/14                 $ 1,250,000   $   1,252,327
                                                   -------------


COMMERCIAL MORTGAGE LOANS
  (COLLATERALIZED MORTGAGE OBLIGATION) 0.1%
Greenwich Capital Commercial
  Funding Corp.
  Series 2007-GG9, Class A4
  5.444%, due 3/10/39                  1,000,000         892,342
                                                   -------------
Total Asset-Backed Securities
  (Cost $2,152,554)                                    2,144,669
                                                   -------------


CONVERTIBLE BOND 0.0%++
----------------------------------------------------------------

INTERNET 0.0%++
At Home Corp.
  4.75%, due 12/31/49
  (a)(b)(c)(d)                           177,810              18
                                                   -------------
Total Convertible Bond
  (Cost $13,325)                                              18
                                                   -------------


CORPORATE BONDS 14.2%
----------------------------------------------------------------

AEROSPACE & DEFENSE 1.0%
Boeing Co.
  4.875%, due 2/15/20                  1,430,000       1,465,324
L-3 Communications Corp.
  5.20%, due 10/15/19 (e)                900,000         908,885
Northrop Grumman Corp.
  5.05%, due 8/1/19                      480,000         504,652
United Technologies Corp.
  7.125%, due 11/15/10                 3,130,000       3,324,961
                                                   -------------
                                                       6,203,822
                                                   -------------

BANKS 2.8%
American Express Bank FSB
  6.00%, due 9/13/17                   2,000,000       2,103,120
Bank of America Corp.
  5.65%, due 5/1/18                    1,300,000       1,313,950
  5.75%, due 12/1/17                   1,000,000       1,016,808
  7.80%, due 2/15/10                   1,500,000       1,525,604
  7.80%, due 9/15/16                   1,500,000       1,642,688
BB&T Corp.
  3.375%, due 9/25/13                  2,000,000       2,015,312
Fifth Third Bancorp
  8.25%, due 3/1/38                      210,000         202,199
HSBC Bank USA N.A.
  5.875%, due 11/1/34                  1,000,000       1,025,850
Keycorp
  6.50%, due 5/14/13                     400,000         416,246
Mellon Funding Corp.
  6.375%, due 2/15/10                  1,960,000       1,985,602
Morgan Stanley
  5.625%, due 9/23/19                  1,100,000       1,106,907
PNC Bank N.A.
  6.875%, due 4/1/18                   1,230,000       1,313,550
Wells Fargo & Co.
  3.75%, due 10/1/14                   2,500,000       2,499,182
                                                   -------------
                                                      18,167,018
                                                   -------------

BEVERAGES 0.4%
Anheuser-Busch Cos., Inc.
  7.50%, due 3/15/12                   1,500,000       1,674,103
Anheuser-Busch InBev
  Worldwide, Inc.
  3.00%, due 10/15/12 (e)              1,000,000       1,008,656
                                                   -------------
                                                       2,682,759
                                                   -------------

CHEMICALS 0.3%
Eastman Chemical Co.
  5.50%, due 11/15/19                    550,000         556,749
Monsanto Co.
  7.375%, due 8/15/12                  1,000,000       1,148,184
                                                   -------------
                                                       1,704,933
                                                   -------------

DIVERSIFIED FINANCIAL SERVICES 2.1%
Bear Stearns Cos., Inc. (The)
  5.30%, due 10/30/15                  2,000,000       2,137,290
Capital One Bank USA N.A.
  8.80%, due 7/15/19                   1,250,000       1,480,525
Citigroup, Inc.
  5.85%, due 8/2/16                    1,500,000       1,505,205
  6.50%, due 1/18/11                     500,000         524,046
General Electric Capital
  Corp. (MTN)
  6.00%, due 8/7/19                    2,500,000       2,627,722
Goldman Sachs Group, Inc.
  (The)
  5.95%, due 1/18/18                   1,375,000       1,448,795
HSBC Finance Corp.
  6.375%, due 11/27/12                 1,000,000       1,087,080
JPMorgan Chase & Co.
  2.625%, due 12/1/10 (f)              2,000,000       2,040,748
  5.25%, due 5/1/15                    1,000,000       1,066,150
                                                   -------------
                                                      13,917,561
                                                   -------------



+ Percentages indicated are based on Fund net assets.
V Among the Fund's 10 largest holdings or issuers held as of October 31, 2009, excluding short-term investment. May be subject to change daily.

The notes to the financial statements are an integral part of, and should be
read in conjunction with, the financial statements.      mainstayinvestments.com
                                                                              13

                                       PRINCIPAL
                                          AMOUNT           VALUE
CORPORATE BONDS (CONTINUED)
ELECTRIC 1.3%
CenterPoint Energy Houston
  Electric LLC
  7.00%, due 3/1/14                  $ 1,250,000   $   1,408,644
Consolidated Edison Co. of
  New York
  7.50%, due 9/1/10                    3,000,000       3,163,842
Duke Energy Ohio, Inc.
  5.45%, due 4/1/19                    1,000,000       1,076,784
Kansas City Power & Light Co.
  7.15%, due 4/1/19                    1,000,000       1,176,844
Peco Energy Co.
  5.00%, due 10/1/14                   1,225,000       1,327,922
                                                   -------------
                                                       8,154,036
                                                   -------------

ENVIRONMENTAL CONTROLS 0.2%
Republic Services, Inc.
  5.50%, due 9/15/19 (e)               1,000,000       1,031,263
                                                   -------------

FINANCE--OTHER SERVICES 0.3%
National Rural Utilities
  Cooperative
  Finance Corp.
  2.625%, due 9/16/12                  2,100,000       2,118,215
                                                   -------------

FOOD 0.7%
Campbell Soup Co.
  6.75%, due 2/15/11                   1,500,000       1,606,791
ConAgra Foods, Inc.
  7.00%, due 4/15/19                     600,000         699,794
Kellogg Co.
  Series B
  6.60%, due 4/1/11                    2,000,000       2,151,086
Safeway, Inc.
  5.00%, due 8/15/19                     400,000         405,527
                                                   -------------
                                                       4,863,198
                                                   -------------

GAS 0.1%
V  Sempra Energy
  6.50%, due 6/1/16                      750,000         823,700
                                                   -------------

HEALTH CARE--SERVICES 0.3%
Roche Holdings, Inc.
  5.00%, due 3/1/14 (e)                1,500,000       1,624,575
                                                   -------------

HOUSEHOLD PRODUCTS & WARES 0.5%
Kimberly-Clark Corp.
  5.00%, due 8/15/13                   3,000,000       3,275,982
                                                   -------------

INSURANCE 0.7%
Allstate Corp. (The)
  7.20%, due 12/1/09                   1,900,000       1,907,748
MetLife Global Funding I
  5.125%, due 6/10/14 (e)              1,500,000       1,593,586
MetLife, Inc.
  6.75%, due 6/1/16                      500,000         559,122
Principal Financial Group,
  Inc.
  8.875%, due 5/15/19                    450,000         522,065
                                                   -------------
                                                       4,582,521
                                                   -------------

MACHINERY--DIVERSIFIED 0.5%
Deere & Co.
  5.375%, due 10/16/29                   650,000         667,261
  7.85%, due 5/15/10                   2,308,000       2,395,838
                                                   -------------
                                                       3,063,099
                                                   -------------

MEDIA 0.5%
COX Communications, Inc.
  8.375%, due 3/1/39 (e)                 575,000         689,347
DirecTV Holdings LLC
  4.75%, due 10/1/14 (e)               1,300,000       1,326,225
Time Warner Cable, Inc.
  6.75%, due 7/1/18                      250,000         275,216
  8.25%, due 4/1/19                      710,000         854,069
                                                   -------------
                                                       3,144,857
                                                   -------------

MISCELLANEOUS--MANUFACTURING 0.3%
ITT Corp.
  4.90%, due 5/1/14                    1,130,000       1,198,119
  6.125%, due 5/1/19                     400,000         441,308
                                                   -------------
                                                       1,639,427
                                                   -------------

PACKAGING & CONTAINERS 0.1%
Bemis Co., Inc.
  5.65%, due 8/1/14                      900,000         954,716
                                                   -------------

PHARMACEUTICALS 0.1%
GlaxoSmithKline Capital, Inc.
  4.85%, due 5/15/13                     800,000         862,739
                                                   -------------

PIPELINES 0.3%
Energy Transfer Partners,
  L.P.
  9.00%, due 4/15/19                     950,000       1,147,854
Plains All American Pipeline,
  L.P.
  8.75%, due 5/1/19                      800,000         971,060
                                                   -------------
                                                       2,118,914
                                                   -------------

REAL ESTATE INVESTMENT TRUSTS 0.2%
AvalonBay Communities, Inc.
  6.10%, due 3/15/20                     500,000         518,717
ERP Operating, L.P.
  5.25%, due 9/15/14                     922,000         940,298
                                                   -------------
                                                       1,459,015
                                                   -------------

TELECOMMUNICATIONS 1.3%
Harris Corp.
  6.375%, due 6/15/19                    650,000         714,910
Southwestern Bell Telephone
  Corp.
  7.00%, due 7/1/15                    3,000,000       3,453,297
Verizon Communications, Inc.
  6.10%, due 4/15/18                   1,950,000       2,118,363




14    MainStay Balanced Fund        The notes to the financial statements are an
integral part of, and should be read in conjunction with, the financial statements.

                                       PRINCIPAL
                                          AMOUNT           VALUE
CORPORATE BONDS (CONTINUED)
TELECOMMUNICATIONS (CONTINUED)
Verizon Wireless Capital LLC
  5.55%, due 2/1/14 (e)              $ 2,000,000   $   2,179,214
                                                   -------------
                                                       8,465,784
                                                   -------------

TRANSPORTATION 0.2%
Burlington Northern Santa Fe
  Corp.
  4.70%, due 10/1/19                     500,000         502,727
FedEx Corp.
  8.00%, due 1/15/19                     750,000         908,626
                                                   -------------
                                                       1,411,353
                                                   -------------
Total Corporate Bonds
  (Cost $87,708,702)                                  92,269,487
                                                   -------------

FOREIGN GOVERNMENT BOND 0.3%
----------------------------------------------------------------

FOREIGN SOVEREIGN 0.3%
Province of Ontario
  4.00%, due 10/7/19                   1,900,000       1,870,579
                                                   -------------
Total Foreign Government Bond
  (Cost $1,896,750)                                    1,870,579
                                                   -------------

MORTGAGE-BACKED SECURITIES 0.5%
----------------------------------------------------------------

COMMERCIAL MORTGAGE LOANS
  (COLLATERALIZED MORTGAGE OBLIGATIONS) 0.5%
Bear Stearns Commercial
  Mortgage Securities
  Series 2007-PW16, Class A4
  5.719%, due 6/11/40                    900,000         856,727
Citigroup Commercial
  Mortgage Trust
  Series 2006-C5, Class A4
  5.431%, due 10/15/49                 1,000,000         930,323
Commercial Mortgage
  Pass-Through Certificates
  Series 2006-C8, Class A4
  5.306%, due 12/10/46                   900,000         818,045
Morgan Stanley Capital I
  Series 2007-HQ11, Class A4
  5.447%, due 2/12/44                    750,000         671,166
                                                   -------------
Total Mortgage-Backed
  Securities
  (Cost $3,262,496)                                    3,276,261
                                                   -------------

U.S. GOVERNMENT & FEDERAL AGENCIES 22.5%
----------------------------------------------------------------

V  FEDERAL HOME LOAN BANK 0.8%
  4.50%, due 9/16/13                   2,500,000       2,725,882
  5.50%, due 8/13/14                   2,000,000       2,273,524
                                                   -------------
                                                       4,999,406
                                                   -------------

V  FEDERAL HOME LOAN MORTGAGE CORPORATION 2.9%
  1.50%, due 1/7/11                    2,500,000       2,526,378
  2.875%, due 11/23/10                 2,150,000       2,202,333
  3.25%, due 2/25/11                   2,000,000       2,064,368
  3.50%, due 5/29/13                   2,000,000       2,111,442
  3.875%, due 6/29/11                  5,500,000       5,780,351
  4.75%, due 1/18/11                   2,000,000       2,099,668
  5.125%, due 4/18/11                  2,000,000       2,128,220
                                                   -------------
                                                      18,912,760
                                                   -------------

V  FEDERAL NATIONAL MORTGAGE ASSOCIATION 1.3%
  3.625%, due 8/15/11                  2,000,000       2,097,444
  4.50%, due 2/15/11                   2,000,000       2,101,688
  4.875%, due 5/18/12                  2,000,000       2,174,150
  5.50%, due 3/15/11                   2,000,000       2,131,566
                                                   -------------
                                                       8,504,848
                                                   -------------

TENNESSEE VALLEY AUTHORITY 0.1%
  5.25%, due 9/15/39                     600,000         614,245
                                                   -------------

UNITED STATES TREASURY BOND 0.2%
  4.25%, due 5/15/39                   1,640,000       1,643,844
                                                   -------------

V  UNITED STATES TREASURY NOTES 17.2%
  0.875%, due 1/31/11                  6,015,000       6,043,667
  0.875%, due 2/28/11                  7,400,000       7,433,818
  0.875%, due 3/31/11                  6,100,000       6,127,163
  0.875%, due 4/30/11                  1,050,000       1,054,348
  0.875%, due 5/31/11                 10,475,000      10,515,507
  1.00%, due 7/31/11                     800,000         803,813
  1.00%, due 8/31/11                   2,500,000       2,509,278
  1.125%, due 6/30/11                    185,000         186,351
  1.125%, due 12/15/11                 4,500,000       4,513,360
  1.375%, due 4/15/12                  3,000,000       3,015,234
  1.375%, due 5/15/12                 14,064,000      14,125,530
  1.375%, due 9/15/12                  5,875,000       5,875,458
  1.50%, due 7/15/12                   1,800,000       1,811,531
  1.875%, due 2/28/14                    130,000         129,086
  2.00%, due 11/30/13                 12,205,000      12,240,285
  2.375%, due 8/31/14                  1,700,000       1,708,633
  2.375%, due 9/30/14                  3,170,000       3,182,617
  2.625%, due 6/30/14                  4,435,000       4,519,890
  2.625%, due 7/31/14                  1,075,000       1,094,317
  2.75%, due 10/31/13                  5,185,000       5,353,108
  3.00%, due 8/31/16                   4,325,000       4,343,922
  3.25%, due 5/31/16                     275,000         281,295
  3.25%, due 6/30/16                   7,600,000       7,773,371
  3.25%, due 7/31/16                     750,000         766,465
  3.625%, due 8/15/19                  5,275,000       5,376,380
  4.125%, due 5/15/15                  1,200,000       1,300,781
                                                   -------------
                                                     112,085,208
                                                   -------------
Total U.S. Government &
  Federal Agencies
  (Cost $145,286,772)                                146,760,311
                                                   -------------




The notes to the financial statements are an integral part of, and should be
read in conjunction with, the financial statements.      mainstayinvestments.com
                                                                              15

                                       PRINCIPAL
                                          AMOUNT           VALUE
YANKEE BONDS 2.5% (G)
----------------------------------------------------------------

BANKS 0.5%
Barclays Bank PLC
  5.00%, due 9/22/16                 $   725,000   $     740,930
Commonwealth Bank of
  Australia
  3.75%, due 10/15/14 (e)                775,000         782,701
  5.00%, due 10/15/19 (e)                775,000         778,477
Credit Suisse/New York NY
  5.30%, due 8/13/19                   1,000,000       1,034,234
                                                   -------------
                                                       3,336,342
                                                   -------------

MINING 0.3%
Rio Tinto Finance USA, Ltd.
  8.95%, due 5/1/14                    1,800,000       2,127,370
                                                   -------------

OIL & GAS 0.7%
Petroleos Mexicanos
  4.875%, due 3/15/15 (e)              1,000,000         985,100
Shell International Finance
  B.V.
  4.00%, due 3/21/14                   1,500,000       1,576,278
  4.30%, due 9/22/19                   2,150,000       2,158,170
                                                   -------------
                                                       4,719,548
                                                   -------------

PHARMACEUTICALS 0.2%
Novartis Securities
  Investment, Ltd.
  5.125%, due 2/10/19                    900,000         958,181
                                                   -------------

SOVEREIGN 0.3%
Svensk Exportkredit AB
  3.25%, due 9/16/14                   2,000,000       2,022,528
                                                   -------------

TELECOMMUNICATIONS 0.5%
Deutsche Telekom
  International
  Finance B.V.
  6.00%, due 7/8/19                    1,500,000       1,614,808
Vodafone Group PLC
  5.625%, due 2/27/17                  1,300,000       1,386,692
                                                   -------------
                                                       3,001,500
                                                   -------------
Total Yankee Bonds
  (Cost $15,332,471)                                  16,165,469
                                                   -------------
Total Long-Term Bonds
  (Cost $255,653,070)                                262,486,794
                                                   -------------




                                          SHARES

COMMON STOCKS 58.6%
----------------------------------------------------------------

ADVERTISING 0.1%
Clear Channel Outdoor
  Holdings, Inc. Class A (h)              70,621         481,635
                                                   -------------

AEROSPACE & DEFENSE 1.2%
General Dynamics Corp.                    18,784       1,177,757
L-3 Communications Holdings,
  Inc.                                     7,710         557,356
Lockheed Martin Corp.                     39,384       2,709,225
Northrop Grumman Corp.                    69,168       3,467,392
                                                   -------------
                                                       7,911,730
                                                   -------------

AGRICULTURE 1.5%
Altria Group, Inc.                       108,651       1,967,670
Archer-Daniels-Midland Co.                54,335       1,636,570
Lorillard, Inc.                           56,321       4,377,268
Philip Morris International,
  Inc.                                    34,008       1,610,619
                                                   -------------
                                                       9,592,127
                                                   -------------

AIRLINES 0.3%
Copa Holdings S.A. Class A                26,696       1,127,372
Nationwide Health Properties,
  Inc.                                    24,824         800,574
                                                   -------------
                                                       1,927,946
                                                   -------------

APPAREL 1.1%
Coach, Inc.                              134,706       4,441,257
NIKE, Inc. Class B                         5,710         355,048
Polo Ralph Lauren Corp.                   29,686       2,209,232
                                                   -------------
                                                       7,005,537
                                                   -------------

AUTO PARTS & EQUIPMENT 0.1%
WABCO Holdings, Inc.                      24,203         574,095
                                                   -------------

BANKS 1.9%
BancorpSouth, Inc.                        78,745       1,778,062
Capital One Financial Corp.               92,539       3,386,928
Fulton Financial Corp.                    33,867         279,742
Marshall & Ilsley Corp.                  192,973       1,026,616
Popular, Inc.                            467,499       1,009,798
Regions Financial Corp.                    4,623          22,375
Synovus Financial Corp.                   65,620         145,676
Valley National Bancorp                   21,569         286,436
Whitney Holding Corp.                     16,373         131,475
Wilmington Trust Corp.                    69,776         840,801
Zions Bancorp                            255,958       3,624,365
                                                   -------------
                                                      12,532,274
                                                   -------------

BEVERAGES 0.2%
Central European Distribution
  Corp. (h)                               28,421         884,177
Constellation Brands, Inc.
  Class A (h)                             13,047         206,404
                                                   -------------
                                                       1,090,581
                                                   -------------

BIOTECHNOLOGY 0.6%
Amgen, Inc. (h)                           23,569       1,266,362
Illumina, Inc. (h)                        52,194       1,675,428
OSI Pharmaceuticals, Inc. (h)             35,288       1,136,979
                                                   -------------
                                                       4,078,769
                                                   -------------

BUILDING MATERIALS 0.1%
Armstrong World Industries,
  Inc. (h)                                21,893         815,514
                                                   -------------




16    MainStay Balanced Fund        The notes to the financial statements are an
integral part of, and should be read in conjunction with, the financial statements.


                                          SHARES           VALUE
COMMON STOCKS (CONTINUED)
CHEMICALS 1.2%
Ashland, Inc.                            116,101   $   4,010,129
Cabot Corp.                               74,327       1,629,991
Cytec Industries, Inc.                     6,248         207,246
Encore Acquisition Co. (h)                10,704         396,797
Huntsman Corp.                            68,035         540,878
Lubrizol Corp. (The)                      10,524         700,478
RPM International, Inc.                   13,493         237,747
Sherwin-Williams Co. (The)                 2,385         136,040
                                                   -------------
                                                       7,859,306
                                                   -------------

COMMERCIAL SERVICES 1.1%
Apollo Group, Inc. Class A
  (h)                                      2,445         139,609
Brinks Home Security
  Holdings, Inc. (h)                      26,096         808,454
H&R Block, Inc.                           52,861         969,471
Hillenbrand, Inc.                          6,362         127,113
ITT Educational Services,
  Inc. (h)                                13,576       1,226,592
Moody's Corp.                              1,848          43,761
Pharmaceutical Product
  Development, Inc.                       20,471         441,150
R.R. Donnelley & Sons Co.                103,595       2,080,188
SAIC, Inc. (h)                            30,547         540,987
Washington Post Co. Class B                2,038         880,416
Weight Watchers
  International, Inc.                      5,399         143,127
                                                   -------------
                                                       7,400,868
                                                   -------------

COMPUTERS 1.6%
Affiliated Computer Services,
  Inc.
  Class A (h)                             17,986         936,891
Dell, Inc. (h)                            15,435         223,653
Hewlett-Packard Co.                       98,794       4,688,763
International Business
  Machines Corp.                          11,578       1,396,423
Lexmark International, Inc.
  Class A (h)                             24,187         616,768
NCR Corp. (h)                              7,111          72,177
Western Digital Corp. (h)                 70,529       2,375,417
                                                   -------------
                                                      10,310,092
                                                   -------------

COSMETICS & PERSONAL CARE 1.2%
Colgate-Palmolive Co.                     47,787       3,757,492
Procter & Gamble Co. (The)                70,762       4,104,196
                                                   -------------
                                                       7,861,688
                                                   -------------

DISTRIBUTION & WHOLESALE 0.3%
Tech Data Corp. (h)                       56,994       2,190,279
                                                   -------------

DIVERSIFIED FINANCIAL SERVICES 2.6%
AmeriCredit Corp. (h)                     48,519         856,360
Ameriprise Financial, Inc.                26,547         920,385
V  BlackRock, Inc.                        23,722       5,135,576
Discover Financial Services              273,530       3,867,714
Interactive Brokers Group,
  Inc. (h)                                45,650         730,857
Investment Technology Group,
  Inc. (h)                                 8,974         193,569
T. Rowe Price Group, Inc.                 48,417       2,359,360
TD Ameritrade Holding Corp.
  (h)                                    162,827       3,142,561
                                                   -------------
                                                      17,206,382
                                                   -------------

ELECTRIC 3.5%
AES Corp. (The) (h)                      234,096       3,059,635
Alliant Energy Corp.                      74,598       1,981,323
American Electric Power Co.,
  Inc.                                   119,093       3,598,990
DPL, Inc.                                 13,143         333,044
DTE Energy Corp.                          74,088       2,739,774
FirstEnergy Corp.                         31,459       1,361,546
FPL Group, Inc.                            5,164         253,552
Great Plains Energy, Inc.                 20,514         354,892
Hawaiian Electric Industries,
  Inc.                                    55,628         992,960
Integrys Energy Group, Inc.                7,926         274,240
Mirant Corp. (h)                         252,339       3,527,699
PG&E Corp.                                70,623       2,887,774
Pinnacle West Capital Corp.               28,555         894,343
Westar Energy, Inc.                       30,532         584,688
                                                   -------------
                                                      22,844,460
                                                   -------------

ELECTRICAL COMPONENTS & EQUIPMENT 0.4%
Emerson Electric Co.                      66,919       2,526,192
Hubbel, Inc. Class B                       8,370         355,976
                                                   -------------
                                                       2,882,168
                                                   -------------

ELECTRONICS 0.3%
Dolby Laboratories, Inc.
  Class A (h)                             13,675         573,529
FLIR Systems, Inc. (h)                     7,761         215,833
Garmin, Ltd.                              37,352       1,130,272
Jabil Circuit, Inc.                        1,273          17,033
                                                   -------------
                                                       1,936,667
                                                   -------------

ENGINEERING & CONSTRUCTION 0.5%
Fluor Corp.                               36,033       1,600,586
Shaw Group, Inc. (The) (h)                62,724       1,609,498
                                                   -------------
                                                       3,210,084
                                                   -------------

ENTERTAINMENT 0.0%++
International Speedway Corp.
  Class A                                  5,171         131,912
                                                   -------------

ENVIRONMENTAL CONTROLS 0.1%
Waste Connections, Inc. (h)               27,791         873,471
                                                   -------------

FOOD 1.1%
H.J. Heinz Co.                            64,366       2,590,088
Safeway, Inc.                            136,892       3,056,798
SUPERVALU, Inc.                           85,739       1,360,678
                                                   -------------
                                                       7,007,564
                                                   -------------

FOREST PRODUCTS & PAPER 0.3%
International Paper Co.                   99,400       2,217,614
                                                   -------------

GAS 1.2%
Energen Corp.                             39,982       1,754,410
NiSource, Inc.                           135,756       1,753,968


The notes to the financial statements are an integral part of, and should be
read in conjunction with, the financial statements.      mainstayinvestments.com
                                                                              17


                                          SHARES           VALUE
COMMON STOCKS (CONTINUED)
GAS (CONTINUED)
V  Sempra Energy                          83,265   $   4,283,984
                                                   -------------
                                                       7,792,362
                                                   -------------

HEALTH CARE--PRODUCTS 0.5%
Gen-Probe, Inc. (h)                       11,154         465,345
Hill-Rom Holdings, Inc.                   18,834         368,958
Johnson & Johnson                         36,457       2,152,786
                                                   -------------
                                                       2,987,089
                                                   -------------

HEALTH CARE--SERVICES 0.9%
CIGNA Corp.                              166,793       4,643,517
Humana, Inc. (h)                           6,068         228,036
LifePoint Hospitals, Inc. (h)             22,071         625,271
Lincare Holdings, Inc. (h)                15,072         473,412
                                                   -------------
                                                       5,970,236
                                                   -------------

HOME BUILDERS 0.1%
Thor Industries, Inc.                     27,562         722,676
                                                   -------------

HOUSEWARES 0.0%++
Toro Co. (The)                             5,942         219,973
                                                   -------------

INSURANCE 5.3%
Aflac, Inc.                               86,729       3,598,386
Allied World Assurance
  Holdings, Ltd./Bermuda                  37,013       1,656,702
American Financial Group,
  Inc.                                   115,336       2,837,266
Arch Capital Group, Ltd. (h)              41,905       2,823,140
Aspen Insurance Holdings,
  Ltd.                                     6,971         179,852
Assurant, Inc.                            90,042       2,694,957
Axis Capital Holdings, Ltd.              118,713       3,429,619
Chubb Corp. (The)                          1,616          78,408
Endurance Specialty Holdings,
  Ltd.                                    41,744       1,502,366
Genworth Financial, Inc.
  Class A (h)                            111,387       1,182,930
Mercury General Corp.                      2,395          87,322
MetLife, Inc.                            104,564       3,558,313
Oil States International,
  Inc. (h)                                 6,673         229,818
Old Republic International
  Corp.                                   16,752         178,911
OneBeacon Insurance Group,
  Ltd.                                    23,421         279,178
PartnerRe, Ltd.                            7,194         550,197
Principal Financial Group,
  Inc.                                    45,065       1,128,428
Protective Life Corp.                     70,096       1,349,348
Prudential Financial, Inc.                17,423         788,042
Reinsurance Group of America,
  Inc. Class B                             1,506          69,427
Torchmark Corp.                            6,199         251,679
Transatlantic Holdings, Inc.              16,642         840,421
Unitrin, Inc.                             31,605         619,458
Unum Group                               227,696       4,542,535
Wesco Financial Corp.                         55          18,040
                                                   -------------
                                                      34,474,743
                                                   -------------

INTERNET 1.3%
eBay, Inc. (h)                           116,003       2,583,387
Google, Inc. Class A (h)                   7,518       4,030,550
IAC/InterActiveCorp (h)                   24,320         460,621
Liberty Media Corp.
  Interactive Class A (h)                125,258       1,420,426
WebMD Health Corp. Class A
  (h)                                      7,207         245,470
                                                   -------------
                                                       8,740,454
                                                   -------------

IRON & STEEL 1.8%
AK Steel Holding Corp.                   206,059       3,270,156
V  Cliffs Natural Resources,
  Inc.                                   142,969       5,085,407
Reliance Steel & Aluminum
  Co.                                     69,671       2,541,598
Schnitzer Steel Industries,
  Inc. Class A                            20,057         867,265
                                                   -------------
                                                      11,764,426
                                                   -------------

MACHINERY--DIVERSIFIED 0.8%
Cummins, Inc.                             98,977       4,261,949
Manitowoc Co., Inc. (The)                 43,762         399,985
Wabtec Corp.                              19,038         699,837
                                                   -------------
                                                       5,361,771
                                                   -------------

MEDIA 2.0%
Comcast Corp. Class A                    239,200       3,468,400
Gannett Co., Inc.                         91,540         898,923
Meredith Corp.                            34,220         925,993
Time Warner Cable, Inc.                   24,351         960,404
Time Warner, Inc.                        100,450       3,025,554
Walt Disney Co. (The)                    135,995       3,722,183
                                                   -------------
                                                      13,001,457
                                                   -------------

METAL FABRICATE & HARDWARE 0.6%
Precision Castparts Corp.                 40,097       3,830,466
                                                   -------------

MISCELLANEOUS--MANUFACTURING 2.6%
Brink's Co. (The)                         17,625         418,241
Carlisle Cos., Inc.                       39,503       1,226,173
Dover Corp.                               15,772         594,289
General Electric Co.                     319,341       4,553,803
Honeywell International,
  Inc.                                    16,802         603,024
ITT Corp.                                 81,596       4,136,917
John Bean Technologies Corp.              20,138         330,666
Leggett & Platt, Inc.                     27,173         525,254
Parker Hannifin Corp.                     56,559       2,995,365
Trinity Industries, Inc.                  89,959       1,518,508
                                                   -------------
                                                      16,902,240
                                                   -------------

OIL & GAS 5.2%
Cimarex Energy Co.                        17,801         697,087
Comstock Resources, Inc. (h)              21,276         874,231
ConocoPhillips                            42,916       2,153,525
V  ENSCO International, Inc.             120,078       5,498,372
Forest Oil Corp. (h)                     114,335       2,240,966
Marathon Oil Corp.                        74,838       2,392,571
Murphy Oil Corp.                          66,020       4,036,463




18    MainStay Balanced Fund        The notes to the financial statements are an
integral part of, and should be read in conjunction with, the financial statements.


                                          SHARES           VALUE
COMMON STOCKS (CONTINUED)
OIL & GAS (CONTINUED)
Occidental Petroleum Corp.                60,582   $   4,596,962
Patterson-UTI Energy, Inc.                56,646         882,545
Pioneer Natural Resources
  Co.                                     28,101       1,155,232
Plains Exploration &
  Production Co. (h)                     135,877       3,600,740
Questar Corp.                                868          34,581
Rowan Cos., Inc.                          47,622       1,107,211
St. Mary Land & Exploration
  Co.                                     10,425         355,492
Tesoro Corp.                              61,726         872,806
Unit Corp. (h)                            80,857       3,159,892
                                                   -------------
                                                      33,658,676
                                                   -------------

OIL & GAS SERVICES 0.5%
Exterran Holdings, Inc. (h)               26,223         535,736
Helix Energy Solutions Group,
  Inc. (h)                               137,838       1,892,516
SEACOR Holdings, Inc. (h)                  9,102         739,719
                                                   -------------
                                                       3,167,971
                                                   -------------

PACKAGING & CONTAINERS 0.2%
Crown Holdings, Inc. (h)                  26,493         706,038
Sonoco Products Co.                       10,229         273,626
                                                   -------------
                                                         979,664
                                                   -------------

PHARMACEUTICALS 1.3%
Abbott Laboratories                       30,242       1,529,338
AmerisourceBergen Corp.                  107,657       2,384,602
Endo Pharmaceuticals
  Holdings, Inc. (h)                      27,199         609,258
Forest Laboratories, Inc. (h)             35,018         968,948
Herbalife, Ltd.                              560          18,844
King Pharmaceuticals, Inc.
  (h)                                    123,397       1,250,012
SunPower Corp. Class A (h)                52,489       1,302,252
Watson Pharmaceuticals, Inc.
  (h)                                      4,608         158,607
                                                   -------------
                                                       8,221,861
                                                   -------------

REAL ESTATE INVESTMENT TRUSTS 3.5%
Alexandria Real Estate
  Equities, Inc.                          20,510       1,111,027
V  Annaly Capital Management,
  Inc.                                   317,336       5,366,152
Brandywine Realty Trust                   28,230         269,879
BRE Properties, Inc.                      21,839         594,676
CapitalSource, Inc.                      227,224         808,917
Douglas Emmett, Inc.                      23,370         275,766
Duke Realty Corp.                        163,296       1,835,447
HRPT Properties Trust                    192,349       1,352,213
Macerich Co. (The)                       100,535       2,995,943
Mack-Cali Realty Corp.                    18,722         579,446
ProLogis                                 222,154       2,517,005
Public Storage                             1,630         119,968
Senior Housing Properties
  Trust                                   33,286         641,754
SL Green Realty Corp.                    113,343       4,393,175
                                                   -------------
                                                      22,861,368
                                                   -------------

RETAIL 3.5%
Barnes & Noble, Inc.                     101,789       1,690,715
Big Lots, Inc. (h)                       117,499       2,943,350
BJ's Wholesale Club, Inc. (h)            100,652       3,525,839
Chipotle Mexican Grill, Inc.
  Class A (h)                              8,444         688,102
Foot Locker, Inc.                        126,152       1,322,073
Gap, Inc. (The)                          135,849       2,899,018
Office Depot, Inc. (h)                   141,457         855,815
RadioShack Corp.                         173,110       2,923,828
Ross Stores, Inc.                         72,795       3,203,708
Wal-Mart Stores, Inc.                     38,318       1,903,638
Williams-Sonoma, Inc.                     28,790         540,676
                                                   -------------
                                                      22,496,762
                                                   -------------

SAVINGS & LOANS 0.1%
New York Community Bancorp,
  Inc.                                    44,082         475,645
                                                   -------------

SEMICONDUCTORS 1.4%
Cypress Semiconductor Corp.
  (h)                                    144,513       1,218,245
Integrated Device Technology,
  Inc. (h)                               281,897       1,657,554
Intel Corp.                              230,540       4,405,619
Silicon Laboratories, Inc.
  (h)                                     50,502       2,116,034
                                                   -------------
                                                       9,397,452
                                                   -------------

SOFTWARE 0.2%
Compuware Corp. (h)                       56,961         402,144
IMS Health, Inc.                          36,853         604,021
                                                   -------------
                                                       1,006,165
                                                   -------------

TELECOMMUNICATIONS 2.6%
Amdocs, Ltd. (h)                          57,565       1,450,638
AT&T, Inc.                               145,546       3,736,166
CenturyTel, Inc.                         125,818       4,084,052
Cisco Systems, Inc. (h)                  120,928       2,763,205
EchoStar Corp. (h)                         4,097          74,402
Sprint Nextel Corp. (h)                  658,563       1,949,346
Verizon Communications, Inc.              86,870       2,570,483
                                                   -------------
                                                      16,628,292
                                                   -------------

TOYS, GAMES & HOBBIES 0.3%
Hasbro, Inc.                              70,841       1,931,834
                                                   -------------

TRANSPORTATION 1.4%
Expeditors International of
  Washington, Inc.                        74,829       2,410,990
Frontline, Ltd.                           45,833       1,069,284
Overseas Shipholding Group,
  Inc.                                    63,737       2,501,677
Ryder System, Inc.                        15,396         624,308
Teekay Corp.                               7,650         158,738
Tidewater, Inc.                           19,070         794,647
Union Pacific Corp.                       24,546       1,353,466
                                                   -------------
                                                       8,913,110
                                                   -------------
Total Common Stocks
  (Cost $362,954,194)                                381,449,456
                                                   -------------



The notes to the financial statements are an integral part of, and should be
read in conjunction with, the financial statements.      mainstayinvestments.com
                                                                              19


                                          SHARES           VALUE
EXCHANGE TRADED FUND 0.9% (I)
----------------------------------------------------------------

V  S&P 500 Index--SPDR Trust
  Series 1                                53,946   $   5,586,648
                                                   -------------
Total Exchange Traded Fund
  (Cost $5,565,239)                                    5,586,648
                                                   -------------



                                       PRINCIPAL
                                          AMOUNT

SHORT-TERM INVESTMENT 0.3%
----------------------------------------------------------------

REPURCHASE AGREEMENT 0.3%
State Street Bank and Trust
  Co.
  0.01%, dated 10/30/09
  due 11/2/09
  Proceeds at Maturity
  $2,286,024
  (Collateralized by a United
  States Treasury Bill with a
  rate of 0.066% and a
  maturity date of 2/18/10,
  with a
  Principal Amount of
  $2,335,000 and a Market
  Value of $2,334,533)               $ 2,286,022       2,286,022
                                                   -------------
Total Short-Term Investment
  (Cost $2,286,022)                                    2,286,022
                                                   -------------
Total Investments
  (Cost $626,458,525) (j)                  100.1%    651,808,920
Liabilities in Excess of
  Cash and Other Assets                     (0.1)       (841,918)
                                           -----    ------------
Net Assets                                 100.0%  $ 650,967,002
                                           =====    ============






+++  On a daily basis New York Life
     Investments confirms that the value of
     the Fund's liquid assets (liquid
     portfolio securities and cash) is
     sufficient to cover its potential senior
     securities (e.g., futures, swaps,
     options).
++   Less than one-tenth of a percent.
(a)  Illiquid security.  The total market
     value of this security at October 31,
     2009 is $18, which represents less than
     one-tenth of a percent of the Fund's net
     assets.
(b)  Issue in default.
(c)  Restricted security.
(d)  Fair valued security. The total market
     value of this security at October 31,
     2009 is $18, which represents less than
     one-tenth of a percent of the Fund's net
     assets.
(e)  May be sold to institutional investors
     only under Rule 144A or securities
     offered pursuant to Section 4(2) of the
     Securities Act of 1933, as amended.
(f)  The debt is guaranteed under the Federal
     Deposit Insurance Corporation (FDIC)
     Temporary Liquidity Guarantee Program and
     is backed by the full faith and credit of
     the United States.  The expiration date
     of the FDIC's guarantee is the earlier of
     the maturity date of the debt or June 30,
     2012.
(g)  Yankee Bond - dollar-denominated bond
     issued in the United States by a foreign
     bank or corporation.
(h)  Non-income producing security.
(i)  Exchange Traded Fund - represents a
     basket of securities that is traded on an
     exchange.
(j)  At October 31, 2009, cost is $626,850,571
     for federal income tax purposes and net
     unrealized appreciation is as follows:




Gross unrealized appreciation      $ 54,179,736
Gross unrealized depreciation       (29,221,387)
                                   ------------
Net unrealized appreciation        $ 24,958,349
                                   ============






20    MainStay Balanced Fund        The notes to the financial statements are an
integral part of, and should be read in conjunction with, the financial statements.

The following is a summary of the fair valuations according to the inputs used as of October 31, 2009, for valuing the Fund's assets.

ASSET VALUATION INPUTS


                                          QUOTED PRICES
                                              IN ACTIVE    SIGNIFICANT
                                            MARKETS FOR          OTHER     SIGNIFICANT
                                              IDENTICAL     OBSERVABLE    UNOBSERVABLE
                                                 ASSETS         INPUTS          INPUTS
DESCRIPTION                                   (LEVEL 1)      (LEVEL 2)       (LEVEL 3)          TOTAL
Investments in Securities
Long-Term Bonds
     Asset-Backed Securities               $         --   $  2,144,669   $          --   $  2,144,669
     Convertible Bond                                --             --              18             18
     Corporate Bonds                                 --     92,269,487              --     92,269,487
     Foreign Government Bond                         --      1,870,579              --      1,870,579
     Mortgage-Backed Securities                      --      3,276,261              --      3,276,261
     U.S. Government & Federal Agencies              --    146,760,311              --    146,760,311
     Yankee Bonds                                    --     16,165,469              --     16,165,469
                                           ------------   ------------   -------------   ------------
  Total Long-Term Bonds                              --    262,486,776              18    262,486,794
                                           ------------   ------------   -------------   ------------
Common Stocks                               381,449,456             --              --    381,449,456
Exchange Traded Fund                          5,586,648             --              --      5,586,648
                                           ------------   ------------   -------------   ------------
Short-Term Investment
     Repurchase Agreement                            --      2,286,022              --      2,286,022
                                           ------------   ------------   -------------   ------------
Total Investments in Securities            $387,036,104   $264,772,798             $18   $651,808,920
                                           ============   ============   =============   ============




The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining value.

                             BALANCE                                CHANGE IN                             NET         NET
                               AS OF      ACCRUED   REALIZED       UNREALIZED                       TRANSFERS   TRANSFERS
INVESTMENTS IN           OCTOBER 31,    DISCOUNTS       GAIN     APPRECIATION         NET     NET       IN TO      OUT OF
SECURITIES                      2008   (PREMIUMS)     (LOSS)   (DEPRECIATION)   PURCHASES   SALES     LEVEL 3     LEVEL 3
Convertible Bond                 $18          $--        $--              $--         $--     $--         $--         $--
                                 ---          ---        ---              ---         ---     ---         ---         ---
  TOTAL                          $18          $--        $--              $--         $--     $--         $--         $--
                                 ===          ===        ===              ===         ===     ===         ===         ===

                                            CHANGE IN
                                           UNREALIZED
                                         APPRECIATION
                                       (DEPRECIATION)
                                                 FROM
                                          INVESTMENTS
                             BALANCE            STILL
                               AS OF          HELD AT
INVESTMENTS IN           OCTOBER 31,      OCTOBER 31,
SECURITIES                      2009             2009
Convertible Bond                 $18              $--
                                 ---              ---
  TOTAL                          $18              $--
                                 ===              ===





The notes to the financial statements are an integral part of, and should be
read in conjunction with, the financial statements.      mainstayinvestments.com
                                                                              21

STATEMENT OF ASSETS AND LIABILITIES AS OF OCTOBER 31, 2009


ASSETS:
Investment in securities, at value
  (identified cost $626,458,525)     $ 651,808,920
Cash                                         8,831
Receivables:
  Dividends and interest                 2,845,033
  Investment securities sold             2,502,679
  Fund shares sold                         592,437
Other assets                                60,572
                                     -------------
  Total assets                         657,818,472
                                     -------------
LIABILITIES:
Payables:
  Investment securities purchased        4,927,407
  Fund shares redeemed                     825,517
  Manager (See Note 3)                     399,273
  Transfer agent (See Note 3)              328,839
  NYLIFE Distributors (See Note 3)         178,429
  Shareholder communication                109,860
  Professional fees                         56,417
  Custodian                                 12,488
  Trustees                                   1,942
Accrued expenses                            11,298
                                     -------------
     Total liabilities                   6,851,470
                                     -------------
Net assets                           $ 650,967,002
                                     =============
COMPOSITION OF NET ASSETS:
Share of beneficial interest
  outstanding
  (par value of $.01 per share) 1
  billion shares authorized          $     294,774
Additional paid-in capital             787,956,009
                                     -------------
                                       788,250,783
Accumulated undistributed net
  investment income                        295,420
Accumulated net realized loss on
  investments and futures
  transactions                        (162,929,596)
Net unrealized appreciation on
  investments                           25,350,395
                                     -------------
Net assets                           $ 650,967,002
                                     =============
INVESTOR CLASS
Net assets applicable to
  outstanding shares                 $  54,955,773
                                     =============
Shares of beneficial interest
  outstanding                            2,487,647
                                     =============
Net asset value per share
  outstanding                        $       22.09
Maximum sales charge (5.50% of
  offering price)                             1.29
                                     -------------
Maximum offering price per share
  outstanding                        $       23.38
                                     =============
CLASS A
Net assets applicable to
  outstanding shares                 $ 154,727,901
                                     =============
Shares of beneficial interest
  outstanding                            7,005,980
                                     =============
Net asset value per share
  outstanding                        $       22.09
Maximum sales charge (5.50% of
  offering price)                             1.29
                                     -------------
Maximum offering price per share
  outstanding                        $       23.38
                                     =============
CLASS B
Net assets applicable to
  outstanding shares                 $  74,932,179
                                     =============
Shares of beneficial interest
  outstanding                            3,402,734
                                     =============
Net asset value and offering price
  per share outstanding              $       22.02
                                     =============
CLASS C
Net assets applicable to
  outstanding shares                 $  66,406,831
                                     =============
Shares of beneficial interest
  outstanding                            3,016,702
                                     =============
Net asset value and offering price
  per share outstanding              $       22.01
                                     =============
CLASS I
Net assets applicable to
  outstanding shares                 $ 208,392,775
                                     =============
Shares of beneficial interest
  outstanding                            9,419,309
                                     =============
Net asset value and offering price
  per share outstanding              $       22.12
                                     =============
CLASS R1
Net assets applicable to
  outstanding shares                 $  31,038,690
                                     =============
Shares of beneficial interest
  outstanding                            1,404,500
                                     =============
Net asset value and offering price
  per share outstanding              $       22.10
                                     =============
CLASS R2
Net assets applicable to
  outstanding shares                 $  60,424,915
                                     =============
Shares of beneficial interest
  outstanding                            2,736,547
                                     =============
Net asset value and offering price
  per share outstanding              $       22.08
                                     =============
CLASS R3
Net assets applicable to
  outstanding shares                 $      87,938
                                     =============
Shares of beneficial interest
  outstanding                                3,982
                                     =============
Net asset value and offering price
  per share outstanding              $       22.08
                                     =============






22    MainStay Balanced Fund        The notes to the financial statements are an
integral part of, and should be read in conjunction with, the financial statements.

STATEMENT OF OPERATIONS FOR THE YEAR ENDED OCTOBER 31, 2009


INVESTMENT INCOME:
INCOME:
  Interest (a)                       $  7,988,493
  Dividends                             7,972,665
  Income from securities
     loaned--net                              154
                                     ------------
     Total income                      15,961,312
                                     ------------
EXPENSES:
  Manager (See Note 3)                  4,265,583
  Transfer agent--Investor Class
     (See Note 3)                         240,325
  Transfer agent--Class A (See Note
     3)                                   373,590
  Transfer agent--Classes B and C
     (See Note 3)                         664,143
  Transfer agent--Classes I, R1, R2
     and R3 (See Note 3)                  672,461
  Distribution--Class B (See Note
     3)                                   549,654
  Distribution--Class C (See Note
     3)                                   498,299
  Distribution--Class R3 (See Note
     3)                                       155
  Distribution/Service--Investor
     Class (See Note 3)                   127,146
  Distribution/Service--Class A
     (See Note 3)                         370,604
  Service--Class B (See Note 3)           182,933
  Service--Class C (See Note 3)           165,701
  Distribution/Service--Class R2
     (See Note 3)                         134,337
  Distribution/Service--Class R3
     (See Note 3)                             155
  Shareholder communication               230,834
  Professional fees                       154,385
  Registration                            144,136
  Shareholder service--Class R1
     (See Note 3)                          26,239
  Shareholder service--Class R2
     (See Note 3)                          53,784
  Shareholder service--Class R3
     (See Note 3)                              62
  Custodian                                30,607
  Trustees                                 28,345
  Miscellaneous                            92,867
                                     ------------
     Total expenses before waiver       9,006,345
  Expense waiver from Manager (See
     Note 3)                             (436,605)
                                     ------------
     Net expenses                       8,569,740
                                     ------------
Net investment income                   7,391,572
                                     ------------
REALIZED AND UNREALIZED GAIN (LOSS) ON
INVESTMENTS:
Net realized gain (loss) on:
  Security transactions              $(96,972,751)
  Futures transactions                  4,060,079
                                     ------------
Net realized loss on investments
  and futures transactions            (92,912,672)
                                     ------------
Net change in unrealized
  appreciation (depreciation) on:
  Investments                         170,665,167
  Futures contracts                      (680,239)
                                     ------------
Net change in unrealized
  depreciation on investments and
  futures contracts                   169,984,928
                                     ------------
Net realized and unrealized gain on
  investments and futures
  transactions                         77,072,256
                                     ------------
Net increase in net assets
  resulting from operations          $ 84,463,828
                                     ============




(a) Interest recorded net of foreign withholding taxes in the amount of $9,268.


The notes to the financial statements are an integral part of, and should be
read in conjunction with, the financial statements.      mainstayinvestments.com
                                                                              23

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEARS ENDED OCTOBER 31, 2009 AND OCTOBER 31, 2008


                                       2009             2008
DECREASE IN NET ASSETS:
Operations:
 Net investment income        $   7,391,572   $   17,976,215
 Net realized loss on
  investments and futures
  transactions                  (92,912,672)     (69,482,537)
 Net change in unrealized
  appreciation
  (depreciation) on
  investments and futures
  contracts                     169,984,928     (213,177,248)
                              ------------------------------
 Net increase (decrease) in
  net assets resulting from
  operations                     84,463,828     (264,683,570)
                              ------------------------------

Dividends and distributions to
 shareholders:
  From net investment
     income:
    Investor Class                 (650,339)        (603,646)
    Class A                      (2,199,504)      (5,418,133)
    Class B                        (386,496)      (1,193,014)
    Class C                        (353,938)      (1,241,955)
    Class I                      (3,424,277)      (6,524,922)
    Class R1                       (444,011)      (1,171,162)
    Class R2                       (791,195)      (1,521,875)
    Class R3                           (709)            (738)
                              ------------------------------
                                 (8,250,469)     (17,675,445)
                              ------------------------------
  From net realized gain on investments:
    Class A                              --      (24,077,693)
    Class B                              --       (8,794,284)
    Class C                              --       (9,531,313)
    Class I                              --      (24,773,850)
    Class R1                             --       (4,242,231)
    Class R2                             --       (6,428,934)
    Class R3                             --           (2,379)
                              ------------------------------
                                         --      (77,850,684)
                              ------------------------------
 Total dividends and
  distributions to
  shareholders                   (8,250,469)     (95,526,129)
                              ------------------------------

Capital share transactions:
 Net proceeds from sale of
  shares                         85,747,780      175,720,920
 Net asset value of shares
  issued to shareholders in
  reinvestment of dividends
  and distributions               7,853,390       88,742,803
 Cost of shares redeemed       (182,278,015)    (538,782,912)
                              ------------------------------
    Decrease in net assets
     derived from capital
     share transactions         (88,676,845)    (274,319,189)
                              ------------------------------
    Net decrease in net
     assets                     (12,463,486)    (634,528,888)

NET ASSETS:
Beginning of year               663,430,488    1,297,959,376
                              ------------------------------
End of year                   $ 650,967,002   $  663,430,488
                              ==============================
Accumulated undistributed
 net investment income at
 end of year                  $     295,420   $    1,192,272
                              ==============================






24    MainStay Balanced Fund        The notes to the financial statements are an
integral part of, and should be read in conjunction with, the financial statements.

                       This page intentionally left blank



                                                   mainstayinvestments.com    25

FINANCIAL HIGHLIGHTS SELECTED PER SHARE DATA AND RATIOS


                                          INVESTOR CLASS
                                   ----------------------------
                                                   FEBRUARY 28,
                                                      2008**
                                    YEAR ENDED        THROUGH
                                   OCTOBER 31,      OCTOBER 31,

                                   ----------------------------
                                       2009            2008
Net asset value at beginning of
  period                             $ 19.41          $ 25.29
                                     -------          -------
Net investment income                   0.22 (a)         0.29 (a)
Net realized and unrealized gain
  (loss) on investments                 2.71            (5.82)
                                     -------          -------
Total from investment operations        2.93            (5.53)
                                     -------          -------
Less dividends and distributions:
  From net investment income           (0.25)           (0.35)
  From net realized gain on
     investments                          --               --
                                     -------          -------
Total dividends and distributions      (0.25)           (0.35)
                                     -------          -------
Net asset value at end of period     $ 22.09          $ 19.41
                                     =======          =======
Total investment return (b)            15.30%          (22.12%)(c)
Ratios (to average net assets)/
  Supplemental Data:
  Net investment income                 1.11%            1.81% ++
  Net expenses                          1.48%            1.38% ++
  Expenses (before waiver)              1.53%            1.38% ++
Portfolio turnover rate                  162%              69%
Net assets at end of period (in
  000's)                             $54,956          $49,971




                                                   CLASS B
                           ------------------------------------------------------
                                           YEAR ENDED OCTOBER 31,

                           ------------------------------------------------------
                             2009       2008       2007        2006        2005
Net asset value at
  beginning of period      $ 19.35    $ 28.34    $  27.84    $  26.84    $  25.37
                           -------    -------    --------    --------    --------
Net investment income         0.08 (a)   0.26 (a)    0.28 (a)    0.23        0.18
Net realized and
  unrealized gain (loss)
  on investments              2.69      (7.25)       1.24        2.22        1.89
                           -------    -------    --------    --------    --------
Total from investment
  operations                  2.77      (6.99)       1.52        2.45        2.07
                           -------    -------    --------    --------    --------
Less dividends and
  distributions:
  From net investment
     income                  (0.10)     (0.25)      (0.29)      (0.20)      (0.14)
  From net realized gain
     on investments             --      (1.75)      (0.73)      (1.25)      (0.46)
                           -------    -------    --------    --------    --------
Total dividends and
  distributions              (0.10)     (2.00)      (1.02)      (1.45)      (0.60)
                           -------    -------    --------    --------    --------
Net asset value at end of
  period                   $ 22.02    $ 19.35    $  28.34    $  27.84    $  26.84
                           =======    =======    ========    ========    ========
Total investment return
  (b)                        14.42%    (26.47%)      5.56%       9.49%       8.19%
Ratios (to average net
  assets)/ Supplemental
  Data:
  Net investment income       0.39%      1.06%       0.99%       0.94%       0.57%
  Net expenses                2.23%      2.10%       2.03%       2.07%       2.07%
  Expenses (before
     waiver)                  2.28%      2.10%       2.03%       2.07%       2.07%
Portfolio turnover rate        162%        69%         68%         55%         93%
Net assets at end of
  period (in 000's)        $74,932    $81,144    $145,919    $156,284    $206,074




**   Commencement of operations.
++   Annualized.
(a)  Per share data based on average shares outstanding during the period.
(b)  Total return is calculated exclusive of sales charges and assumes the reinvestment of dividends and distributions. Class I, Class R1, Class R2 and
     Class R3 shares are not subject to sales charges.
(c)  Total return is not annualized.





26    MainStay Balanced Fund        The notes to the financial statements are an
integral part of, and should be read in conjunction with, the financial statements.

FINANCIAL HIGHLIGHTS SELECTED PER SHARE DATA AND RATIOS


                            CLASS A
--------------------------------------------------------------



                       YEAR ENDED OCTOBER 31,

--------------------------------------------------------------
        2009        2008        2007        2006        2005
      $  19.41    $  28.42    $  27.92    $  26.90    $  25.41
      --------    --------    --------    --------    --------
          0.27 (a)    0.46 (a)    0.49 (a)    0.44        0.35
          2.70       (7.26)       1.25        2.23        1.91
      --------    --------    --------    --------    --------
          2.97       (6.80)       1.74        2.67        2.26
      --------    --------    --------    --------    --------

         (0.29)      (0.46)      (0.51)      (0.40)      (0.31)
            --       (1.75)      (0.73)      (1.25)      (0.46)
      --------    --------    --------    --------    --------
         (0.29)      (2.21)      (1.24)      (1.65)      (0.77)
      --------    --------    --------    --------    --------
      $  22.09    $  19.41    $  28.42    $  27.92    $  26.90
      ========    ========    ========    ========    ========
         15.52%     (25.84%)      6.34%      10.35%       8.96%

          1.36%       1.87%       1.74%       1.63%       1.32%
          1.27%       1.29%       1.28%       1.32%       1.32%
          1.31%       1.29%       1.28%       1.32%       1.32%
           162%         69%         68%         55%         93%
      $154,728    $173,834    $405,912    $420,694    $307,538




                              CLASS C
      ------------------------------------------------------
                      YEAR ENDED OCTOBER 31,

      ------------------------------------------------------
        2009       2008       2007        2006        2005
      $ 19.34    $ 28.33    $  27.83    $  26.83    $  25.37
      -------    -------    --------    --------    --------
         0.08 (a)   0.26 (a)    0.28 (a)    0.24        0.17
         2.69      (7.25)       1.24        2.21        1.89
      -------    -------    --------    --------    --------
         2.77      (6.99)       1.52        2.45        2.06
      -------    -------    --------    --------    --------

        (0.10)     (0.25)      (0.29)      (0.20)      (0.14)
           --      (1.75)      (0.73)      (1.25)      (0.46)
      -------    -------    --------    --------    --------
        (0.10)     (2.00)      (1.02)      (1.45)      (0.60)
      -------    -------    --------    --------    --------
      $ 22.01    $ 19.34    $  28.33    $  27.83    $  26.83
      =======    =======    ========    ========    ========
        14.43%    (26.48%)      5.56%       9.49%       8.15%

         0.40%      1.06%       0.99%       0.89%       0.57%
         2.23%      2.10%       2.03%       2.07%       2.07%
         2.28%      2.10%       2.03%       2.07%       2.07%
          162%        69%         68%         55%         93%
      $66,407    $79,423    $161,163    $169,609    $141,279




The notes to the financial statements are an integral part of, and should be
read in conjunction with, the financial statements.      mainstayinvestments.com
                                                                              27

FINANCIAL HIGHLIGHTS SELECTED PER SHARE DATA AND RATIOS


                                                     Class I
                            --------------------------------------------------------
                                             Year ended October 31,

                            --------------------------------------------------------
                              2009        2008        2007        2006        2005
Net asset value at
  beginning of period       $  19.44    $  28.47    $  27.96    $  26.94    $  25.43
                            --------    --------    --------    --------    --------
Net investment income           0.33(a)     0.55 (a)    0.60 (a)    0.53        0.45
Net realized and
  unrealized gain (loss)
  on investments                2.71       (7.28)       1.25        2.27        1.94
                            --------    --------    --------    --------    --------
Total from investment
  operations                    3.04       (6.73)       1.85        2.80        2.39
                            --------    --------    --------    --------    --------
Less dividends and
  distributions:
  From net investment
     income                    (0.36)      (0.55)      (0.61)      (0.53)      (0.42)
  From net realized gain
     on investments               --       (1.75)      (0.73)      (1.25)      (0.46)
                            --------    --------    --------    --------    --------
Total dividends and
  distributions                (0.36)      (2.30)      (1.34)      (1.78)      (0.88)
                            --------    --------    --------    --------    --------
Net asset value at end of
  period                    $  22.12    $  19.44    $  28.47    $  27.96    $  26.94
                            ========    ========    ========    ========    ========
Total investment return
  (b)                          15.89%     (25.62)%      6.77%      10.84%       9.46%
Ratios (to average net
  assets)/ Supplemental
  Data:
  Net investment income         1.65%       2.22%       2.10%       2.11%       1.77%
  Net expenses                  0.96%       0.94%       0.91%       0.85%       0.86%
  Expenses (before waiver)      1.06%       1.01%       0.95%       0.85%       0.86%
Portfolio turnover rate          162%         69%         68%         55%         93%
Net assets at end of
  period (in 000's)         $208,393    $199,126    $410,355    $376,763    $269,652



                                                  CLASS R2
                            ----------------------------------------------------



                                           YEAR ENDED OCTOBER 31,

                            ----------------------------------------------------
                              2009       2008       2007        2006       2005
Net asset value at
  beginning of period       $ 19.41    $ 28.42    $  27.91    $  26.90     25.41
                            -------    -------    --------    --------    ------
Net investment income          0.26 (a)   0.46 (a)    0.50 (a)    0.46      0.39
Net realized and
  unrealized gain (loss)
  on investments               2.70      (7.26)       1.25        2.23      1.90
                            -------    -------    --------    --------    ------
Total from investment
  operations                   2.96      (6.80)       1.75        2.69      2.29
                            -------    -------    --------    --------    ------
Less dividends and
  distributions:
  From net investment
     income                   (0.29)     (0.46)      (0.51)      (0.43)    (0.34)
  From net realized gain
     on investments              --      (1.75)      (0.73)      (1.25)    (0.46)
                            -------    -------    --------    --------    ------
Total dividends and
  distributions               (0.29)     (2.21)      (1.24)      (1.68)    (0.80)
                            -------    -------    --------    --------    ------
Net asset value at end of
  period                    $ 22.08    $ 19.41    $  28.42    $  27.91     26.90
                            =======    =======    ========    ========    ======
Total investment return
  (b)                         15.45%    (25.86)%      6.40%      10.44%     9.05%
Ratios (to average net
  assets)/Supplemental
  Data:
  Net investment income        1.30%      1.87%       1.76%       1.75%     1.43%
  Net expenses                 1.31%      1.29%       1.26%       1.20%     1.21%
  Expenses (before waiver)     1.41%      1.36%       1.30%       1.20%     1.21%
Portfolio turnover rate         162%        69%         68%         55%       93%
Net assets at end of
  period (in 000's)         $60,425    $54,849    $105,100    $109,637    70,872




**   Commencement of operations.
++   Annualized.
(a)  Per share data based on average shares outstanding during the period.
(b)  Total return is calculated exclusive of sales charges and assumes the reinvestment of dividends and distributions. Class I, Class R1, Class R2 and
     Class R3 shares are not subject to sales charges.
(c)  Total return is not annualized.





28    MainStay Balanced Fund        The notes to the financial statements are an
integral part of, and should be read in conjunction with, the financial statements.

FINANCIAL HIGHLIGHTS SELECTED PER SHARE DATA AND RATIOS


                            CLASS R1
      ----------------------------------------------------
                     YEAR ENDED OCTOBER 31,

----------------------------------------------------------
        2009       2008       2007       2006        2005
      $ 19.42    $ 28.44    $ 27.94    $  26.93    $ 25.43
      -------    -------    -------    --------    -------
         0.30 (a)   0.53 (a)   0.57 (a)    0.53       0.43
         2.72      (7.28)      1.25        2.23       1.93
      -------    -------    -------    --------    -------
         3.02      (6.75)      1.82        2.76       2.36
      -------    -------    -------    --------    -------

        (0.34)     (0.52)     (0.59)      (0.50)     (0.40)
           --      (1.75)     (0.73)      (1.25)     (0.46)
      -------    -------    -------    --------    -------
        (0.34)     (2.27)     (1.32)      (1.75)     (0.86)
      -------    -------    -------    --------    -------
      $ 22.10    $ 19.42    $ 28.44    $  27.94    $ 26.93
      =======    =======    =======    ========    =======
        15.80%    (25.69%)     6.64%      10.70%      9.33%

         1.53%      2.13%      2.02%       1.99%      1.68%
         1.06%      1.04%      1.01%       0.95%      0.96%
         1.16%      1.11%      1.05%       0.95%      0.96%
          162%        69%        68%         55%        93%
      $31,039    $25,038    $69,474    $108,739    $77,397



                       Class R3
      ------------------------------------------
                                      April 28,
                                        2006**
                                       through
         Year ended October 31,      October 31,

      ------------------------------------------
       2009       2008      2007         2006
      $19.41    $ 28.41    $27.91       $27.25
      ------    -------    ------       ------
        0.20 (a)   0.40 (a)  0.41 (a)     0.20
        2.71      (7.26)     1.26         0.66
      ------    -------    ------       ------
        2.91      (6.86)     1.67         0.86
      ------    -------    ------       ------

       (0.24)     (0.39)    (0.44)       (0.20)
          --      (1.75)    (0.73)          --
      ------    -------    ------       ------
       (0.24)     (2.14)    (1.17)       (0.20)
      ------    -------    ------       ------
      $22.08    $ 19.41    $28.41       $27.91
      ======    =======    ======       ======
       15.17%    (26.02%)    6.10%        3.18% (c)

        0.98%      1.62%     1.46%        1.36% ++
        1.56%      1.54%     1.52%        1.48% ++
        1.65%      1.61%     1.56%        1.48% ++
         162%        69%       68%          55%
      $   88    $    45    $   37       $   10




The notes to the financial statements are an integral part of, and should be
read in conjunction with, the financial statements.      mainstayinvestments.com
                                                                              29

NOTES TO FINANCIAL STATEMENTS

NOTE 1--ORGANIZATION AND BUSINESS:

Eclipse Funds (the "Trust") was organized on July 30, 1986, as a Massachusetts business trust. The Trust is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end management investment company, and is comprised of two funds (collectively referred to as the "Funds"). These financial statements and notes relate only to the MainStay Balanced Fund (the "Fund"), a diversified fund.

The Fund currently offers eight classes of shares. Class I shares commenced operations on May 1, 1989. Class C shares commenced operations on December 30, 2002. Class A shares, Class B shares, Class R1 shares and Class R2 shares commenced operations on January 2, 2004. Class R3 shares commenced operations on April 28, 2006. Investor Class shares commenced operations on February 28, 2008. Investor Class and Class A shares are offered at net asset value ("NAV") per share plus an initial sales charge. No sales charge applies on investments of $1 million or more (and certain other qualified purchases) in Investor Class and Class A shares, but a contingent deferred sales charge is imposed on certain redemptions of such shares within one year of the date of purchase. Class B shares and Class C shares are offered at NAV without an initial sales charge, although a declining contingent deferred sales charge may be imposed on redemptions made within six years of purchase of Class B shares and a 1.00% contingent deferred sales charge may be imposed on redemptions made within one year of purchase of Class C shares. Class I, Class R1, Class R2 and Class R3 shares are offered at NAV and are not subject to a sales charge. Depending upon eligibility, Class B shares convert to either Investor Class or Class A shares eight years after the date they were purchased. Additionally, depending upon eligibility, Investor Class shares may convert to Class A shares and Class A shares may convert to Investor Class shares. The eight classes of shares have the same voting (except for issues that relate solely to one class), dividend, liquidation and other rights, and bear the same conditions except that Class B and Class C shares are subject to higher distribution fee rates than Investor Class, Class A, Class R2 and Class R3 shares under a distribution plan pursuant to Rule 12b-1 under the 1940 Act. Class I and Class R1 shares are not subject to a distribution or service fee. Class R1, Class R2 and Class R3 shares are authorized to pay a shareholder service fee to the Manager, as defined in Note 3(A), its affiliates, or third-party service providers, as compensation for services rendered to shareholders of Class R1, Class R2 or Class R3 shares.

The Fund's investment objective is to seek high total return.

NOTE 2--SIGNIFICANT ACCOUNTING POLICIES:

The Fund prepares its financial statements in accordance with accounting principles generally accepted in the United States of America and follows the significant accounting policies described below.

(A) SECURITIES VALUATION. Debt securities are valued at prices supplied by a pricing agent or broker selected by the Fund's Manager (as defined in Note 3(A)) in consultation with the Fund's Subadvisor, if any (as defined in Note 3(A)), whose prices reflect broker/dealer supplied valuations and electronic data processing techniques, if such prices are deemed by the Fund's Manager, in consultation with the Fund's Subadvisor, if any, to be representative of market values, at the regular close of trading of the New York Stock Exchange (generally 4:00 p.m. Eastern time) on each day the Fund is open for business ("valuation date").

Equity securities are valued at the latest quoted sales prices as of the close of trading on the New York Stock Exchange on each valuation date. Securities that are not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Prices normally are taken from the principal market in which each security trades. Futures contracts are valued at the last posted settlement price on the market where such futures are primarily traded. Investments in other mutual funds are valued at their NAVs as of the close of the New York Stock Exchange on the valuation date.

Temporary cash investments acquired over 60 days prior to maturity are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Other temporary cash investments which mature in 60 days or less ("short-term investments") are valued at amortized cost. The amortized cost method involves valuing a security at its cost on the date of purchase and thereafter assuming a constant amortization to maturity of the difference between the principal amount due at maturity and cost.

Securities for which market quotations are not readily available are valued by methods deemed in good faith by the Fund's Board of Trustees to represent fair value. Equity and non-equity securities which may be valued in this manner include, but are not limited to: (i) a security the trading for which has been halted or suspended; (ii) a debt security that has recently gone into default and for which there is not a current market quotation; (iii) a security of an issuer that has entered into a restructuring; (iv) a security that has been de-listed from a national exchange; (v) a security the market price of which is not available from an independent pricing source or, if so provided, does not, in the opinion of the Fund's Manager or Subadvisor, as defined in Note 3(A), reflect the security's market value; and (vi) a security where the trading on that security's principal market is temporarily closed at a time when, under normal conditions, it would be open. At October 31,


30    MainStay Balanced Fund

2009, the Fund held securities with a value of $18 that were valued in such a manner.

"Fair Value" is defined as the price that the Fund would receive upon selling an investment in an orderly transaction to an independent buyer in the principal or most advantageous market of the investment. Fair value measurements are determined within a framework that has established a three-tier hierarchy which maximizes the use of observable market data and minimizes the use of unobservable inputs to establish classification of fair value measurements for disclosure purposes. "Inputs" refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk, such as the risk inherent in a particular valuation technique used to measure fair value using a pricing model and/or the risk inherent in the inputs for the valuation technique. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity's own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the information available in the circumstances. The inputs or methodology used for valuing securities may not be an indication of the risks associated with investing in those securities. The three-tier hierarchy of inputs is summarized in the three broad Levels listed below.

- Level 1--quoted prices in active markets for identical investments

- Level 2--other significant observable inputs (including quoted prices for similar investments in active markets, interest rates and yield curves, prepayment speeds, credit risks, etc.)

- Level 3--significant unobservable inputs (including the Fund's own assumptions about the assumptions that market participants would use in determining the fair value of investments)

The aggregate value by input level, as of October 31, 2009, for the Fund's investments is included at the end of the Fund's Portfolio of Investments.

The valuation techniques used by the Fund to measure fair value during the year ended October 31, 2009, maximized the use of observable inputs and minimized the use of unobservable inputs. The Fund may have utilized some of the following fair value techniques: multi-dimensional relational pricing models, option adjusted spread pricing and estimating the price that would have prevailed in a liquid market for an international equity security given information available at the time of evaluation, when there are significant events after the close of local foreign markets. For the year ended October 31, 2009, there have been no changes to the fair value methodologies.

Generally, a security is considered illiquid if it cannot be sold or disposed of in the ordinary course of business at approximately the prices at which they are valued. Its illiquidity might prevent the sale of such security at a time when the Manager or Subadvisor, if any, as defined might wish to sell, and these securities could have the effect of decreasing the overall level of a Fund's liquidity. Further, the lack of an established secondary market may make it more difficult to value illiquid securities, requiring a Fund to rely on judgments that may be somewhat subjective in determining value, which could vary from the amount that a Fund could realize upon disposition. Difficulty in selling illiquid securities may result in a loss or may be costly to the Fund. Under the supervision of the Board of Trustees, the Manager or Subadvisor, if any, determines the liquidity of a Fund's investments; in doing so, the Manager or Subadvisor, if any, may consider various factors, including (1) the frequency of trades and quotations, (2) the number of dealers and prospective purchasers, (3) the dealer undertakings to make a market, and (4) the nature of the security and the market in which it trades (e.g., the time needed to dispose of the security, the method of soliciting offers and the mechanics of transfer). Illiquid securities generally will be valued in such manner, as the Board of Trustees in good faith deems appropriate to reflect their fair market value.

(B) FEDERAL INCOME TAXES. The Fund's policy is to comply with the requirements of the Internal Revenue Code of 1986, as amended (the "Internal Revenue Code") applicable to regulated investment companies and to distribute all of the taxable income to the shareholders of the Fund within the allowable time limits. Therefore, no federal income tax provision is required.

Management evaluates its tax positions to determine if the tax positions taken meet the minimum recognition threshold in connection with accounting for uncertainties in income tax positions taken or expected to be taken for the purposes of measuring and recognizing tax liabilities in the financial statements. Recognition of tax benefits of an uncertain tax position is required only when the position is "more likely than not" to be sustained assuming examination by taxing authorities. Management has analyzed the Fund's tax positions taken on federal income tax returns for all open tax years (current and prior three tax years), and has concluded that no provision for federal income tax is required in the Fund's financial statements. The Fund's federal and state income and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state departments of revenue.

(C) DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS. Dividends and distributions are recorded on the ex-dividend date. The Fund intends to declare and pay dividends

                                                   mainstayinvestments.com    31
of net investment income quarterly and distributions of net realized capital and currency gains, if any, annually. All dividends and distributions are reinvested in shares of the Fund, at NAV, unless the shareholder elects otherwise. Dividends and distributions to shareholders are determined in accordance with federal income tax regulations and may differ from generally accepted accounting principles in the United States of America.

(D) SECURITY TRANSACTIONS AND INVESTMENT INCOME. The Fund records security transactions on the trade date. Realized gains and losses on security transactions are determined using the identified cost method and include gains and losses from repayments of principal on mortgage-backed securities. Dividend income is recognized on the ex-dividend date and interest income is accrued as earned using the effective interest rate method. Discounts and premiums on securities purchased, other than short-term investments, for the Fund are accreted and amortized, respectively, on the effective interest rate method over the life of the respective securities or, in the case of a callable security, over the period to the first date of call. Discounts and premiums on short-term investments are accreted and amortized, respectively, on the straight-line method.

Investment income and realized and unrealized gains and losses on investments of the Fund are allocated to separate classes of shares pro rata based upon their relative net assets on the date the income is earned or realized and unrealized gains and losses are incurred.

(E) EXPENSES. Expenses of the Trust are allocated to the individual Funds in proportion to the net assets of the respective Funds when the expenses are incurred, except where direct allocations of expenses can be made. Expenses (other than transfer agent expenses and fees incurred under the shareholder services plans and the distribution plans further discussed in Note 3(B)) are allocated to separate classes of shares pro rata based upon their relative NAV on the date the expenses are incurred. The expenses borne by the Fund, including those of related parties to the Fund, are shown in the Statement of Operations.

(F) USE OF ESTIMATES. In preparing financial statements in conformity with accounting principles generally accepted in the United States of America, management makes estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

(G) REPURCHASE AGREEMENTS. The Fund may enter into repurchase agreements to earn income. The Fund may enter into repurchase agreements only with financial institutions that are deemed by the Manager or Subadvisor, if any, to be creditworthy, pursuant to guidelines established by the Fund's Board of Trustees. Repurchase agreements are considered under the 1940 Act to be collateralized loans by a Fund to the seller secured by the securities transferred to the Fund.

When the Fund invests in repurchase agreements, the Fund's custodian takes possession of the collateral pledged for investments in such repurchase agreements. The underlying collateral is valued daily on a mark-to-market basis to determine that the value, including accrued interest, exceeds the repurchase price. In the event of the seller's default of the obligation to repurchase, the Fund has the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. Under certain circumstances, in the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral may be subject to legal proceedings and possible realized loss to the Fund.

(H) FUTURES CONTRACTS. A futures contract is an agreement to purchase or sell a specified quantity of an underlying instrument at a specified future date and price, or to make or receive a cash payment based on the value of a financial instrument (i.e., foreign currency, interest rate, security, or securities index.) The Fund is subject to equity price risk and interest rate risk in the normal course of investing in these transactions. During the period the futures contract is open, changes in the value of the contract are recognized as unrealized gains or losses by "marking to market" such contract on a daily basis to reflect the market value of the contract at the end of each day's trading. The Fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in the value of the contract. Such receipts or payments are known as "variation margin". When the futures contract is closed, the Fund records a realized gain or loss equal to the difference between the proceeds from (or cost of) the closing transaction and the Fund's basis in the contract.

The use of futures contracts involves, to varying degrees, elements of market risk in excess of the amount recognized in the Statement of Assets and Liabilities. The contract or notional amounts and variation margin reflect the extent of the Fund's involvement in open futures positions. Risks arise from the possible imperfect correlation in movements in the price of futures contracts, interest rates and the underlying hedged assets, and the possible inability of counterparties to meet the terms of their contracts. However, the Fund's activities in futures contracts have minimal counterparty risk as they are conducted through regulated exchanges that guarantee the futures against default by the counterparty. The Fund invests in futures contracts to help manage the duration and yield curve of the portfolio while minimizing the exposure to wider bid/ask spreads in traditional bonds. The Fund's investment in futures contracts and other derivatives may increase the volatility of the Fund's NAV and may result in a loss to the Fund.

(I) SECURITIES LENDING. In order to realize additional income, the Fund may engage in securities lending, subject


32    MainStay Balanced Fund
to the limitations set forth in the 1940 Act, and relevant guidance by the staff of the Securities and Exchange Commission. In the event the Fund does engage in securities lending, the Fund will lend through its custodian, State Street Bank and Trust Company ("State Street"). State Street will manage the Fund's cash collateral in accordance with the Lending Agreement between the Fund and State Street, and indemnify the Fund's portfolio against counterparty risk. The loans will be collateralized by cash or securities at least equal at all times to the market value of the securities loaned. Collateral will consist of U.S. Government securities, cash equivalents or irrevocable letters of credit. The Fund may bear the risk of delay in recovery of, or loss of rights in, the securities loaned should the borrower of the securities experience financial difficulty. The Fund may also record realized gain or loss on securities deemed sold due to borrower's inability to return securities on loan. The Fund will receive compensation for lending its securities in the form of fees or retain a portion of interest on the investment of any cash received as collateral. The Fund also will continue to receive interest and dividends on the securities loaned and any gain or loss in the market price of the securities loaned that may occur during the term of the loan will be for the account of the Fund.

Although the Fund and New York Life Investments have temporarily suspended securities lending, the Fund and New York Life Investments reserve the right to reinstitute lending when deemed appropriate.

(J) RESTRICTED SECURITIES. A restricted security is a security which has been purchased through a private offering and cannot be resold to the general public without prior registration under the Securities Act of 1933. The Fund may not have the right to demand that such securities be registered. Disposal of these securities may involve time-consuming negotiations and expenses and it may be difficult to obtain a prompt sale at an acceptable price. (See Note 5.)

(K) CONCENTRATION OF RISK. The ability of issuers of debt securities held by the Fund to meet their obligations may be affected by economic or political developments in a specific country, industry or region.

(L) INDEMNIFICATIONS. Under the Trust's organizational documents, its officers and trustees are indemnified against certain liabilities that may arise out of performance of their duties to the Trust. Additionally, in the normal course of business, the Fund enters into contracts with third-party service providers that contain a variety of representations and warranties and which provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred. Based on experience, management is of the view that the risk of loss in connection with these potential indemnification obligations is remote. However, there can be no assurance that material liabilities related to such obligations will not arise in the future, which could adversely impact the Fund.

(M) QUANTITATIVE DISCLOSURE OF DERIVATIVE HOLDINGS. The following tables show additional disclosures about the Fund's derivative and hedging activities, including how such activities are accounted for and their effect on the Fund's financial positions, performance and cash flows. These derivatives are not accounted for as hedging instruments.

The effect of derivative instruments on the Statement of Operations for the year ended October 31, 2009.

                    STATEMENT OF
                     OPERATIONS        EQUITY
                      LOCATION     CONTRACTS RISK      TOTAL
REALIZED GAIN (LOSS)
Futures Contracts   Net realized
                      gain (loss)
                      on futures
                    transactions       $4,060,079   $4,060,079
                                   ---------------------------
Total Realized
  Gain (Loss)                          $4,060,079   $4,060,079
                                   ===========================



CHANGE IN APPRECIATION (DEPRECIATION)

                      STATEMENT OF
                       OPERATIONS        EQUITY
                        LOCATION     CONTRACTS RISK     TOTAL
Futures Contracts    Net change in
                        unrealized
                      appreciation
                     (depreciation)
                        on futures
                         contracts        $(680,239)  $(680,239)
                                     --------------------------
Total Change in
  Appreciation
  (Depreciation)                          $(680,239)  $(680,239)
                                     ==========================



NUMBER OF CONTRACTS, NOTIONAL AMOUNTS OR SHARES/UNITS (1)

                                    EQUITY
                                CONTRACTS RISK   TOTAL
Futures Contracts (2)                      216     216



(1) Amount disclosed represents the weighted average held during the twelve-month period.

(2) Amount(s) represent(s) number of contracts.

NOTE 3--FEES AND RELATED PARTY TRANSACTIONS:

(A) MANAGER AND SUBADVISOR. New York Life Investment Management LLC ("New York Life Investments"

                                                   mainstayinvestments.com    33
or "Manager"), a registered investment adviser and an indirect, wholly-owned subsidiary of New York Life Insurance Company ("New York Life"), serves as the Fund's Manager, pursuant to an Amended and Restated Management Agreement ("Management Agreement"). The Manager provides offices, conducts clerical, recordkeeping and bookkeeping services, and keeps most of the financial and accounting records required to be maintained by the Fund. The Manager also pays the salaries and expenses of all personnel affiliated with the Fund and all the operational expenses that are not the responsibility of the Fund. The fixed-income portion of the Fund is advised by New York Life Investments directly, without a subadvisor. As of January 1, 2009, Madison Square Investors LLC ("Madison Square Investors" or "Subadvisor"), a registered investment adviser and an indirect, wholly-owned subsidiary of New York Life, serves as Subadvisor to the equity portion of the Fund and is responsible for the day-to-day portfolio management of the equity portion of the Fund. Pursuant to the terms of an Amended and Restated Subadvisory Agreement ("Subadvisory Agreement") between New York Life Investments and the Subadvisor, New York Life Investments pays for the services of the Subadvisor.

The Fund pays the Manager a monthly fee for services performed and facilities furnished at an annual rate of the Fund's average daily net assets as follows:
0.70% on assets up to $1 billion, 0.65% on assets from $1 billion to $2 billion and 0.60% on assets in excess of $2 billion.

Effective August 1, 2009, New York Life Investments has entered into a written expense limitation agreement under which it has agreed to waive a portion of the management fee or reimburse expenses to the extent necessary to ensure that the total ordinary operating expenses (total ordinary operating expenses excludes taxes, interest, litigation, extraordinary expenses, brokerage, other transaction expenses relating to the purchase or sale of portfolio investments, and the fees and expenses of any other funds in which the Fund invests) for the Fund's Class A shares do not exceed 1.28% of its average net assets. New York Life Investments will apply an equivalent waiver or reimbursement, in an equal amount of basis points, to the other share classes of the Fund. The expense limitation agreement may be modified or terminated only with the approval of the Board of Trustees. Under the expense limitation agreement, New York Life Investments may recoup the amount of certain management fee waivers or expense reimbursements from the Fund pursuant to the agreement, if such action does not cause the Fund to exceed existing expense limitations and the recoupment is made within the term of the agreement. Any recoupment amount is generally applied within a fiscal year. This agreement expires on July 31, 2010.

Prior to August 1, 2009, New York Life Investments had a written expense limitation agreement under which it agreed to waive a portion of the management fee or reimburse expenses to the extent necessary to ensure that the total ordinary operating expenses for the appropriate class of shares did not exceed the following percentages of average daily net assets: Investor Class, 1.50%; Class A, 1.28%; Class B, 2.25%; Class C, 2.25%; Class I, 0.94%; Class R1, 1.04%;
Class R2, 1.29%; and Class R3, 1.54%.

For the year ended October 31, 2009, New York Life Investments earned fees from the Fund in the amount of $4,265,583 and waived its fees in the amount of $436,605.

State Street, 1 Lincoln Street, Boston, Massachusetts 02111, provides sub-administration and sub-accounting services to the Fund pursuant to an agreement with New York Life Investments. These services include calculating the daily NAVs of the Fund, maintaining the general ledger and sub-ledger accounts for the calculation of the Fund's respective NAVs, and assisting New York Life Investments in conducting various aspects of the Fund's administrative operations. For providing these services to the Fund, State Street is compensated by New York Life Investments.

(B) DISTRIBUTION, SERVICE AND SHAREHOLDER SERVICE FEES. The Trust, on behalf of the Fund, has entered into a Distribution Agreement with NYLIFE Distributors LLC (the "Distributor"), an indirect, wholly-owned subsidiary of New York Life. The Fund has adopted distribution plans, (the "Plans") in accordance with the provisions of Rule 12b-1 under the 1940 Act.

Pursuant to the Investor Class, Class A and Class R2 Plans, the Distributor receives a monthly distribution fee from the Investor Class, Class A and Class R2 shares, at an annual rate of 0.25% of the average daily net assets of the Investor Class, Class A and Class R2 shares for distribution or service activities as designated by the Distributor. Pursuant to the Class B and Class C Plans, Class B and Class C shares of the Fund pay the Distributor a monthly distribution fee at an annual rate of 0.75% of the average daily net assets of the Fund's Class B and Class C shares. The Plans provide that the Class B and Class C shares of the Fund also incur a service fee at an annual rate of 0.25% of the average daily NAV of the Class B and Class C shares of the Fund. Pursuant to the Class R3 Plan, the Distributor receives a monthly distribution and shareholder service fee from the Class R3 shares at an annual rate of 0.50% of the average daily net assets of the Class R3 shares, which is an expense of the Class R3 shares for distribution and service activities as designated by the Distributor. Class I and Class R1 shares are not subject to a distribution or service fee.

The Plans provide that the distribution and service fees are payable to the Distributor regardless of the amounts actually expended by the Distributor for distribution of the Fund's shares and service activities.

In accordance with the Shareholder Services Plans for the Class R1, Class R2 and Class R3 shares, the Manager has


34    MainStay Balanced Fund
agreed to provide, through its affiliates or independent third parties, various shareholder and administrative support services to shareholders of the Class R1, Class R2 and Class R3 shares. For its services, the Manager is entitled to a Shareholder Service Fee accrued daily and paid monthly at an annual rate of 0.10% of the average daily net assets attributable to the Class R1, Class R2 and Class R3 shares.

(C) SALES CHARGES. The Fund was advised by the Distributor that the amount of sales charges retained on sales of Investor Class and Class A shares were $24,557 and $8,965, respectively, for the year ended October 31, 2009. The Fund was also advised that the Distributor retained contingent deferred sales charges on redemptions of Class A, Class B and Class C shares of $644, $167,049 and $2,768, respectively, for the year ended October 31, 2009.

(D) TRANSFER, DIVIDEND DISBURSING AND SHAREHOLDER SERVICING AGENT. NYLIM Service Company LLC ("MainStay Investments"), an affiliate of New York Life Investments, is the Fund's transfer, dividend disbursing and shareholder servicing agent. MainStay Investments has entered into an agreement with Boston Financial Data Services, Inc. pursuant to which it performs certain services for which MainStay Investments is responsible. Transfer agent expenses incurred by the Fund for the year ended October 31, 2009, amounted to $1,950,519.

(E) MINIMUM BALANCE FEE. Shareholders with small accounts adversely impact the cost of providing transfer agency services. In an effort to reduce total transfer agency expenses, the Fund has implemented a minimum balance fee on certain types of accounts. Shareholders with an account balance of less than $1,000 are charged an annual per account fee of $20. These fees are included in transfer agent fees shown on the Statement of Operations.

(F) CAPITAL. At October 31, 2009, New York Life and its affiliates held beneficially shares of the Fund with the following values and percentages of net assets as follows:

Class A                              $1,375    0.0%++
--------------------------------------------------
Class B                               1,093    0.0++
--------------------------------------------------
Class C                               1,469    0.0++
--------------------------------------------------
Class R1                              1,158    0.0++
--------------------------------------------------
Class R2                              1,143    0.0++
--------------------------------------------------
Class R3                              9,327   10.6
--------------------------------------------------




++ Less than one-tenth of a percent.

(G) OTHER. Pursuant to the Management Agreement, a portion of the cost of legal services provided to the Fund by the Office of the General Counsel of New York Life Investments is payable directly by the Fund. For the year ended October 31, 2009, these fees, which are included in professional fees shown on the Statement of Operations, were $42,672.

NOTE 4--FEDERAL INCOME TAX:

As of October 31, 2009, the components of accumulated gain (loss) on a tax basis were as follows:

                ACCUMULATED          OTHER         UNREALIZED          TOTAL
 ORDINARY    CAPITAL AND OTHER     TEMPORARY      APPRECIATION      ACCUMULATED
  INCOME        GAIN (LOSS)       DIFFERENCES    (DEPRECIATION)     GAIN (LOSS)
 $295,420      $(162,537,550)         $--          $24,958,349     $(137,283,781)
--------------------------------------------------------------------------------



The difference between book-basis and tax basis unrealized depreciation is primarily due to wash sale deferrals.

The following table discloses the current year reclassifications between accumulated undistributed net investment income and accumulated net realized loss on investments arising from permanent differences; net assets at October 31, 2009 are not affected.

      ACCUMULATED    ACCUMULATED NET
UNDISTRIBUTED NET      REALIZED GAIN
INVESTMENT INCOME          (LOSS) ON         ADDITIONAL
           (LOSS)        INVESTMENTS    PAID-IN CAPITAL
         $(37,955)           $37,955                $--
-------------------------------------------------------



The reclassifications for the Fund are primarily due to paydown gain (loss), reclassifications of distributions and Real Estate Investment Trust ("REIT") gain (loss).

At October 31, 2009, for federal income tax purposes, capital loss carryforwards of $162,537,550 available as shown in the table below, to the extent provided by the regulations to offset future realized gains of the fund through the years indicated. To the extent that these loss carryforwards are used to offset future capital gains, it is probable that the capital gains so offset will not be distributed to shareholders. No capital gain distributions shall be made until any capital loss carryforwards have been fully utilized or expired.

                     CAPITAL LOSS
   CAPITAL LOSS         AMOUNTS
AVAILABLE THROUGH       (000'S)
       2016            $ 67,354
       2017              95,184
---------------------------------
      Total            $162,538
---------------------------------



The tax character of distributions paid during the years ended October 31, 2009 and October 31, 2008, shown in the Statement of Changes in Net Assets, was as follows:

                                 2009          2008
Distributions paid from:
  Ordinary Income             $8,250,469   $31,529,550
  Long-Term Capital Gains             --    63,996,579
------------------------------------------------------
Total                         $8,250,469   $95,526,129
------------------------------------------------------





                                                   mainstayinvestments.com    35

NOTE 5--RESTRICTED SECURITY:

As of October 31, 2009, the Fund held the following restricted security:

                                              DATE OF   PRINCIPAL             10/31/09   PERCENTAGE OF
SECURITY                                  ACQUISITION      AMOUNT      COST      VALUE      NET ASSETS
At Home Corp.
Convertible Bond 4.75%, due 12/31/49          7/25/01    $177,810   $13,325      $18               0.0%++
  ---------------------------------------------------------------------------------------------------




++ Less than one-tenth of a percent.

NOTE 6--CUSTODIAN:

State Street is the custodian of the cash and the securities of the Fund. Custodial fees are charged to the Fund based on the market value of securities in the Fund and the number of certain cash transactions incurred by the Fund.

NOTE 7--LINE OF CREDIT:

The Fund and certain affiliated funds maintain a line of credit with a syndicate of banks in order to secure a source of funds for temporary purposes to meet unanticipated or excessive shareholder redemption requests.

Effective September 2, 2009, the line of credit was reduced from $160,000,000 to $125,000,000 and the commitment fee rate was increased from an annual rate of 0.08% to an annual rate of 0.10% of the average commitment amount, plus a 0.04% up-front payment payable, regardless of usage, to The Bank of New York Mellon, which serves as agent to the syndicate. The commitment fee and upfront payment are allocated among the Funds based upon net assets and other factors. Interest on any revolving credit loan is charged based upon the Federal Funds Advances rate or the one month LIBOR rate, whichever is higher. There were no borrowings made or outstanding with respect to the Fund on the line of credit during the year ended October 31, 2009.

NOTE 8--PURCHASES AND SALES OF SECURITIES (IN 000'S):

During the year ended October 31, 2009, purchases and sales of U.S. Government securities were $314,190 and $237,625, respectively. Purchases and sales of securities, other than U.S. Government securities and short-term securities, were $674,556 and $797,257, respectively.

NOTE 9--CAPITAL SHARE TRANSACTIONS:


 INVESTOR CLASS                   SHARES          AMOUNT
Year ended October 31, 2009:
Shares sold                      224,107   $   4,373,824
Shares issued to
  shareholders in
  reinvestment of dividends       33,512         645,645
Shares redeemed                 (453,376)     (8,757,870)
                              --------------------------
Net decrease in shares
  outstanding before
  conversion                    (195,757)     (3,738,401)
Shares converted into
  Investor Class (See Note
  1)                             275,972       5,144,758
Shares converted from
  Investor Class (See Note
  1)                            (166,478)     (3,653,609)
                              --------------------------
Net decrease                     (86,263)  $  (2,247,252)
                              ==========================

Period ended October 31,
  2008 (a):
Shares sold                      561,659   $  14,100,622
Shares issued to
  shareholders in
  reinvestment of dividends       25,309         599,017
Shares redeemed                 (423,337)    (10,030,595)
                              --------------------------
Net increase in shares
  outstanding before
  conversion                     163,631       4,669,044
Shares converted into
  Investor Class (See Note
  1)                           2,608,564      63,301,198
Shares converted from
  Investor Class (See Note
  1)                            (198,285)     (4,567,256)
                              --------------------------
Net increase                   2,573,910   $  63,402,986
                              ==========================

(a) Investor Class shares were first offered on February
    28, 2008.





36    MainStay Balanced Fund

 CLASS A                          SHARES          AMOUNT
Year ended October 31, 2009:
Shares sold                      480,855   $   9,384,382
Shares issued to
  shareholders in
  reinvestment of dividends      101,775       1,962,498
Shares redeemed               (2,646,009)    (50,495,231)
                              --------------------------
Net decrease in shares
  outstanding before
  conversion                  (2,063,379)    (39,148,351)
Shares converted into Class
  A
  (See Note 1)                   253,284       5,342,659
Shares converted from Class
  A (See Note 1)                (142,085)     (2,614,756)
                              --------------------------
Net decrease                  (1,952,180)  $ (36,420,448)
                              ==========================

Year ended October 31, 2008:
Shares sold                    1,090,955   $  27,182,393
Shares issued to
  shareholders in
  reinvestment of dividends
  and distributions            1,017,956      26,715,124
Shares redeemed               (5,344,353)   (132,030,445)
                              --------------------------
Net decrease in shares
  outstanding before
  conversion                  (3,235,442)    (78,132,928)
Shares converted into Class
  A
  (See Note 1)                   423,364      10,227,745
Shares converted from Class
  A (See Note 1)              (2,511,567)    (60,910,587)
                              --------------------------
Net decrease                  (5,323,645)  $(128,815,770)
                              ==========================


 CLASS B                          SHARES          AMOUNT
Year ended October 31, 2009:
Shares sold                      271,760   $   5,281,597
Shares issued to
  shareholders in
  reinvestment of dividends       18,573         344,161
Shares redeemed                 (859,439)    (16,475,970)
                              --------------------------
Net decrease in shares
  outstanding before
  conversion                    (569,106)    (10,850,212)
Shares converted from Class
  B (See Note 1)                (221,563)     (4,219,052)
                              --------------------------
Net decrease                    (790,669)  $ (15,069,264)
                              ==========================

Year ended October 31, 2008:
Shares sold                      377,899   $   9,335,509
Shares issued to
  shareholders in
  reinvestment of dividends
  and distributions              338,374       8,885,377
Shares redeemed               (1,347,198)    (33,052,656)
                              --------------------------
Net decrease in shares
  outstanding before
  conversion                    (630,925)    (14,831,770)
Shares converted from Class
  B (See Note 1)                (324,289)     (8,051,100)
                              --------------------------
Net decrease                    (955,214)  $ (22,882,870)
                              ==========================


 CLASS C                          SHARES          AMOUNT
Year ended October 31, 2009:
Shares sold                      245,889   $   4,747,176
Shares issued to
  shareholders in
  reinvestment of dividends       14,237         263,638
Shares redeemed               (1,349,419)    (25,514,731)
                              --------------------------
Net decrease                  (1,089,293)  $ (20,503,917)
                              ==========================
Year ended October 31, 2008:
Shares sold                      467,635   $  11,651,098
Shares issued to
  shareholders in
  reinvestment of dividends
  and distributions              307,778       8,086,388
Shares redeemed               (2,357,820)    (58,125,152)
                              --------------------------
Net decrease                  (1,582,407)  $ (38,387,666)
                              ==========================


 CLASS I                          SHARES          AMOUNT
Year ended October 31, 2009:
Shares sold                    1,816,150   $  35,594,202
Shares issued to
  shareholders in
  reinvestment of dividends      175,382       3,402,416
Shares redeemed               (2,814,473)    (54,060,892)
                              --------------------------
Net decrease                    (822,941)  $ (15,064,274)
                              ==========================
Year ended October 31, 2008:
Shares sold                    3,090,704   $  77,224,830
Shares issued to
  shareholders in
  reinvestment of dividends
  and distributions            1,184,298      31,075,554
Shares redeemed               (8,447,165)   (211,368,875)
                              --------------------------
Net decrease                  (4,172,163)  $(103,068,491)
                              ==========================


 CLASS R1                         SHARES          AMOUNT
Year ended October 31, 2009:
Shares sold                      365,340   $   7,204,418
Shares issued to
  shareholders in
  reinvestment of dividends       22,820         444,011
Shares redeemed                 (272,821)     (5,261,657)
                              --------------------------
Net increase                     115,339   $   2,386,772
                              ==========================
Year ended October 31, 2008:
Shares sold                      328,889   $   8,186,925
Shares issued to
  shareholders in
  reinvestment of dividends
  and distributions              206,769       5,413,394
Shares redeemed               (1,689,076)    (37,479,589)
                              --------------------------
Net decrease                  (1,153,418)  $ (23,879,270)
                              ==========================





                                                   mainstayinvestments.com    37

 CLASS R2                       SHARES        AMOUNT
Year ended October 31, 2009:
Shares sold                      992,150   $ 19,106,857
Shares issued to
  shareholders in
  reinvestment of dividends       40,982        790,312
Shares redeemed               (1,122,559)   (21,688,189)
                              -------------------------
Net decrease                     (89,427)  $ (1,791,020)
                              =========================
Year ended October 31, 2008:
Shares sold                    1,130,921   $ 28,002,672
Shares issued to
  shareholders in
  reinvestment of dividends
  and distributions              303,929      7,964,832
Shares redeemed               (2,307,239)   (56,682,663)
                              -------------------------
Net decrease                    (872,389)  $(20,715,159)
                              =========================

 CLASS R3                       SHARES        AMOUNT
Year ended October 31, 2009:
Shares sold                        2,724   $     55,324
Shares issued to
  shareholders in
  reinvestment of dividends           36            709
Shares redeemed                   (1,116)       (23,475)
                              -------------------------
Net increase                       1,644   $     32,558
                              =========================
Year ended October 31, 2008:
Shares sold                        1,511   $     36,871
Shares issued to
  shareholders in
  reinvestment of dividends
  and distributions                  120          3,117
Shares redeemed                     (588)       (12,937)
                              -------------------------
Net increase                       1,043   $     27,051
                              =========================




NOTE 10--OTHER MATTERS:

On May 27, 2009, New York Life Investments settled charges by the Securities and Exchange Commission ("SEC") relating to the MainStay Equity Index Fund (the "Equity Index Fund"), an S&P 500 index fund created in 1990 and sold through January 1, 2002, at which time it was closed to new investors and new investments. The Equity Index Fund is a series of The MainStay Funds, a separate registrant in the MainStay Group of Funds, and is managed by New York Life Investments. The settlement relates to the period from March 12, 2002 through June 30, 2004, during which time the SEC alleged that New York Life Investments failed to provide the Equity Index Fund's board with information necessary to evaluate the cost of a guarantee provided to shareholders of the Equity Index Fund, and that prospectus and other disclosures misrepresented that there was no charge to the Equity Index Fund or its shareholders for the guarantee. New York Life Investments, without admitting or denying the allegations, consented to the entry of an administrative cease and desist order finding violations of Sections 15(c) and 34(b) of the 1940 Act, Section 206(2) of the Investment Advisers Act of 1940, as amended, and requiring a civil penalty of $800,000, disgorgement of $3,950,075 (which represents a portion of its management fees relating to the Equity Index Fund for the relevant period) as well as interest of $1,350,709. These amounts, totaling approximately $6.101 million, are being distributed to shareholders who held shares of the Equity Index Fund between March 2002 and June 2004, without any material financial impact to New York Life Investments. The Equity Index Fund is not a portfolio of the Trust.

NOTE 11--SUBSEQUENT EVENTS:

In connection with the preparation of the financial statements of the Fund as of and for the fiscal year ended October 31, 2009, events and transactions subsequent to October 31, 2009 through December 23, 2009, the date the financial statements were issued, have been evaluated by the Fund's management for possible adjustment and/or disclosure. No subsequent events requiring financial statement adjustment or disclosure have been identified.



38    MainStay Balanced Fund

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

The Board of Trustees and Shareholders of
Eclipse Funds:

We have audited the accompanying statement of assets and liabilities, including the portfolio of investments, of the MainStay Balanced Fund ("the Fund"), one of the funds constituting Eclipse Funds as of October 31, 2009, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the years in the two-year period then ended, and the financial highlights for each of the years in the five-year period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of October 31, 2009, by correspondence with the custodian and brokers or by other appropriate auditing procedures where replies from brokers were not received. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the MainStay Balanced Fund of Eclipse Funds as of October 31, 2009, the results of its operations for the year then ended, the changes in its net assets for each of the years in the two-year period then ended, and the financial highlights for each of the years in the five-year period then ended, in conformity with U.S. generally accepted accounting principles.

                                  /s/ KPMG LLP

Philadelphia, Pennsylvania
December 23, 2009


                                                   mainstayinvestments.com    39

BOARD CONSIDERATION AND APPROVAL OF MANAGEMENT AGREEMENT AND SUBADVISORY AGREEMENT (UNAUDITED)

Section 15(c) of the Investment Company Act of 1940, as amended (the "1940 Act") requires that each mutual fund's board of trustees, including a majority of trustees who are not "interested persons" of the fund, as defined in the 1940 Act ("Independent Trustees"), annually review and approve the fund's investment advisory agreements. At its June 17-18, 2009 meeting, the Board of Directors/Trustees of the MainStay Group of Funds ("Board") unanimously approved the Management Agreement between the MainStay Balanced Fund ("Fund") and New York Life Investment Management LLC ("New York Life Investments"), and the Subadvisory Agreement between New York Life Investments and Madison Square Investors LLC ("MSI") on behalf of the Fund.

In reaching its decisions to approve the Agreements set forth above (the "Agreements"), the Board considered information prepared specifically in connection with the contract review process that took place at various meetings between December 2008 and June 2009, as well as information furnished to it throughout the year at regular and special Board meetings. Information requested by and provided to the Board specifically in connection with the contract review process included, among other things, reports on the Fund prepared by Strategic Insight Mutual Fund Research and Consulting LLC ("Strategic Insight"), an independent third-party service provider engaged by the Board to report objectively on the Fund's investment performance, management and subadvisory fees and ordinary operating expenses. The Board also requested and received information on the profitability of the Fund to New York Life Investments and its affiliates, including MSI as subadviser to the equity component of the Fund, and responses to several comprehensive lists of questions encompassing a variety of topics prepared on behalf of the Board by independent legal counsel to the Board. Information provided to the Board at its meetings throughout the year included, among other things, detailed investment analytics reports on the Fund prepared by the Investment Consulting Group at New York Life Investments. The structure and format for this regular reporting was developed in consultation with the Board. The Board also received throughout the year, among other things, periodic reports on legal and compliance matters, portfolio turnover, and sales and marketing activity.

In determining to approve the Agreements, the members of the Board reviewed and evaluated all of the information and factors they believed to be relevant and appropriate in light of legal advice furnished to them by independent legal counsel and through the exercise of their own business judgment. The broad factors considered by the Board are discussed in greater detail below, and included, among other things: (i) the nature, extent, and quality of the services to be provided to the Fund by New York Life Investments and MSI; (ii) the investment performance of the Fund, New York Life Investments and MSI; (iii) the costs of the services to be provided, and profits to be realized, by New York Life Investments and its affiliates, including MSI as subadviser to the Fund, from their relationship with the Fund; (iv) the extent to which economies of scale may be realized as the Fund grows, and the extent to which economies of scale may benefit Fund investors; and (v) the reasonableness of the Fund's management and subadvisory fee levels and overall total ordinary operating expenses, particularly as compared to similar funds and portfolios.

While individual members of the Board may have weighed certain factors differently, the Board's decisions to approve the Agreements were based on a comprehensive consideration of all the information provided to the Board, including information provided to the Board throughout the year and specifically in connection with the contract review processes. The Board's conclusions with respect to the Agreements also were based, in part, on the Board's consideration of the Agreements in prior years. In addition to considering the above-referenced factors, the Board observed that in the marketplace there are a range of investment options available to shareholders of the Fund, and that the Fund's shareholders, having had the opportunity to consider alternative investment products and services, have chosen to invest in the Fund. A more detailed discussion of the factors that figured prominently in the Board's decisions to approve the Agreements is provided below.

NATURE, EXTENT AND QUALITY OF SERVICES TO BE PROVIDED BY NEW YORK LIFE INVESTMENTS AND MSI

In considering the approval of the Agreements, the Board examined the nature, extent and quality of the services that New York Life Investments proposed to provide to the Fund. The Board evaluated New York Life Investments' experience in serving as manager of the Fund, noting that New York Life Investments manages other mutual funds, serves a variety of other investment advisory clients, including other pooled investment vehicles, and has experience with overseeing affiliated and non-affiliated subadvisers. The Board considered the experience of senior personnel at New York Life Investments providing management and administrative services to the Fund and investment advisory services to the fixed income component of the Fund, as well as New York Life Investments' reputation and financial condition. In this regard, the Board considered the experience of the Fund's portfolio managers, the number of accounts managed by the portfolio managers and New York Life Investments' method for compensating portfolio managers. The Board considered New York Life Investments' performance in fulfilling its responsibilities for overseeing the Fund's legal and compliance environment, for overseeing MSI's compliance with the Fund's policies and investment objectives, and for implementing Board directives as they relate to the Fund. In addition, the Board noted that New York Life Investments also is responsible for paying all of the salaries and expenses for the Fund's officers. The


40    MainStay Balanced Fund

Board also considered the benefits to shareholders of being part of the MainStay Group of Funds, including the privilege of exchanging investments between the same class of shares without the imposition of a sales charge, as described more fully in the Fund's prospectus.

As part of its considerations, the Board acknowledged New York Life Investments' recent settlement with the Securities and Exchange Commission ("SEC") concerning matters relating to the MainStay Equity Index Fund, including materials provided to the Board of Trustees of The MainStay Funds in 2002-2004 in connection with the annual review of that fund's management fee. The Board noted that, since this matter was first brought to the Board's attention in 2003, New York Life Investments had taken a number of steps to enhance the quality and completeness of information provided to the Board in connection with the Board's consideration of the MainStay Group of Funds' investment advisory contracts. The Board believes that New York Life Investments has taken appropriate actions in response to this matter.

The Board also examined the nature, extent and quality of the services that MSI proposed to provide to the equity component of Fund. The Board evaluated MSI's experience in serving as subadviser to the Fund and managing other portfolios. It examined MSI's track record and experience in providing investment advisory services, the experience of investment advisory, senior management and administrative personnel at MSI, and MSI's overall legal and compliance environment. The Board also reviewed MSI's willingness to invest in personnel designed to benefit the Fund. In this regard, the Board considered the experience of the Fund's portfolio managers, the number of accounts managed by the portfolio managers and the method for compensating portfolio managers.

Based on these considerations, the Board concluded, within the context of its overall determinations regarding the Agreements, that the Fund likely would continue to benefit from the nature, extent and quality of these services as a result of New York Life Investments' and MSI's experience, personnel, operations and resources.

INVESTMENT PERFORMANCE

In evaluating the Fund's investment performance, the Board considered investment performance results in light of the Fund's investment objective, strategies and risks, as disclosed in the Fund's prospectus. The Board particularly considered the detailed investment analytics reports provided by New York Life Investments' Investment Consulting Group on the Fund throughout the year. These reports, which were prepared by New York Life Investments in consultation with the Board, include, among other things, information on the Fund's gross and net returns, the Fund's investment performance relative to relevant investment categories and Fund benchmarks, the Fund's risk-adjusted investment performance, and the Fund's investment performance as compared to similar competitor funds, as appropriate. The Board also considered information provided by Strategic Insight showing the investment performance of the Fund as compared to similar mutual funds managed by other investment advisers.

In considering the Fund's investment performance, the Board gave weight to its ongoing discussions with senior management at New York Life Investments concerning the Fund's investment performance, as well as discussions between the Fund's portfolio managers and the Board that occurred at meetings from time to time throughout the year and in previous years. The Board also considered any specific actions that New York Life Investments had taken, or had agreed with the Board to take, to enhance Fund investment performance, and the results of those actions. In considering the Fund's investment performance, the Board focused principally on the Fund's long-term performance track record.

Based on these considerations, the Board concluded, within the context of its overall determinations regarding the Agreements, that the Fund's investment performance over time has been satisfactory. The Fund discloses more information about investment performance in the Portfolio Management Discussion and Analysis, Investment and Performance Comparison and Financial Highlights sections of this Annual Report and in the Fund's prospectus.

COSTS OF THE SERVICES PROVIDED, AND PROFITS TO BE REALIZED, BY NEW YORK LIFE INVESTMENTS AND MSI

The Board considered the costs of the services provided by New York Life Investments and MSI under the Agreements, and the profits expected to be realized by New York Life Investments and its affiliates due to their relationships with the Fund. Because MSI is an affiliate of New York Life Investments whose subadvisory fees are paid directly by New York Life Investments, the Board considered cost and profitability information for New York Life Investments and MSI in the aggregate.

In evaluating the costs and profits of New York Life Investments and its affiliates, including MSI, due to their relationships with the Fund, the Board considered, among other things, each party's investments in personnel, systems, equipment and other resources necessary to manage the Fund, and the fact that New York Life Investments is responsible for paying the subadvisory fees for the Fund. The Board acknowledged that New York Life Investments and MSI must be in a position to pay and retain experienced professional personnel to provide services to the Fund, and that New York Life Investments' ability to maintain a strong financial position is important in order for New York Life Investments to continue to provide high-quality ongoing services to the Fund. The Board noted, for example, increased costs borne by New York Life

                                                   mainstayinvestments.com    41

Investments and its affiliates due to new and ongoing regulatory and compliance requirements. The Board also noted that the Fund benefits from the allocation of certain fixed costs across the MainStay Group of Funds.

The Board also reviewed information from New York Life Investments and its affiliates regarding their estimated profitability due to their overall relationships with the Fund. For New York Life Investments and MSI, the Board considered information illustrating the revenues and expenses allocated to the Fund.

The Board noted the difficulty in obtaining reliable comparative data about mutual fund managers' profitability, since such information generally is not publicly available and may be impacted by numerous factors, including the structure of a fund manager's organization, the types of funds it manages, and the manager's capital structure and costs of capital. While recognizing the difficulty in evaluating a manager's profitability with respect to the Fund, and noting that other profitability methodologies may also be reasonable, the Board concluded that the profitability methodology presented by New York Life Investments to the Board with respect to the Fund was reasonable in all material respects.

In considering the costs and profitability of the Fund, the Board also considered certain fall-out benefits that may be realized by New York Life Investments and its affiliates due to their relationships with the Fund. The Board recognized, for example, the benefits to MSI from legally permitted "soft-dollar" arrangements by which brokers provide research and other services to MSI in exchange for commissions paid by the Fund with respect to trades on the Fund's portfolio securities.

The Board further considered that, in addition to fees earned by New York Life Investments for managing the Fund, New York Life Investments' affiliates also earn revenues from serving the Fund in various other capacities, including as the Fund's transfer agent and distributor. The information provided to the Board indicated that the profitability to New York Life Investments and its affiliates arising directly from these other arrangements was not excessive. The Board noted that, although it assessed the overall profitability of the Fund to New York Life Investments and its affiliates as part of the annual contract review process, when considering the reasonableness of the fees to be paid to New York Life Investments and its affiliates under the Agreements, the Board considered the profitability of New York Life Investments' relationship with the Fund on a pre-tax basis, and without regard to distribution expenses.

After evaluating the information presented to the Board, the Board concluded, within the context of its overall determinations regarding the Agreements, that the profits to be realized by New York Life Investments and its affiliates (including MSI) due to their relationships with the Fund are fair and reasonable.

EXTENT TO WHICH ECONOMIES OF SCALE MAY BE REALIZED AS THE FUND GROWS

The Board also considered whether the Fund's expense structure permitted economies of scale to be shared with Fund investors. The Board reviewed information from New York Life Investments and Strategic Insight showing how the Fund's management fee hypothetically would compare with fees paid for similar services by peer funds at varying asset levels. The Board noted the extent to which the Fund benefits from breakpoints, expense waivers or reimbursements. While recognizing that any precise determination of future economies of scale is necessarily subjective, the Board considered the extent to which New York Life Investments and MSI may realize a larger profit margin as the Fund's assets grow over time.

Based on this information, the Board concluded, within the context of its overall determinations regarding the Agreements, that the Fund's expense structure appropriately reflects economies of scale for the benefit of Fund investors. The Board noted, however, that it would continue to evaluate the reasonableness of the Fund's expense structure as the Fund grows over time.

MANAGEMENT AND SUBADVISORY FEES AND TOTAL ORDINARY OPERATING EXPENSES

The Board evaluated the reasonableness of the fees to be paid under the Agreements and the Fund's expected total ordinary operating expenses. The Board primarily considered the reasonableness of the overall management fees paid by the Fund to New York Life Investments, since the fees to be paid to MSI are paid by New York Life Investments, not the Fund. The Board also considered the impact of the Fund's expense limitation arrangements pursuant to which New York Life Investments has agreed to limit the Fund's total ordinary operating expenses.

In assessing the reasonableness of the Fund's fees and expenses, the Board primarily considered comparative data provided by Strategic Insight on the fees and expenses charged by similar mutual funds managed by other investment advisers. The Board noted the impact of the recent economic crisis on the MainStay Group of Funds and, consistent with statements from SEC staff members and with published advice from Strategic Insight, the Board reviewed supplemental peer data that reflected more recent peer groupings based on relatively smaller asset sizes. In addition, the Board considered information provided by New York Life Investments and MSI on fees charged to other investment advisory clients, including institutional separate accounts and other funds with similar investment objectives as the Fund. In this regard, the Board took into account explanations from New York Life Investments and MSI about the different scope of services provided to retail mutual funds as compared with other investment advisory clients.



42    MainStay Balanced Fund

The Board noted that, outside of the Fund's management fee and the fees charged under a share class's Rule 12b-1 and/or shareholder services plans, a share class's most significant "other expenses" are transfer agent fees. Transfer agent fees are charged to the Fund based on the number of shareholder accounts (a "per-account" fee) as compared with certain other fees (e.g., management fees), which are charged based on the Fund's average net assets. The Board took into account information from New York Life Investments showing that the Fund's transfer agent fee schedule is reasonable, including industry data showing that the per-account fees that NYLIM Service Company ("NSC"), the Fund's transfer agent, charges the Fund are within the range of per-account fees charged by transfer agents to other mutual funds. In addition, the Board particularly considered representations from New York Life Investments that the MainStay Group of Funds' transfer agent fee structure is designed to allow NSC to provide transfer agent services to the Funds essentially "at cost," and that NSC historically has realized only very modest profitability from providing transfer agent services to the Funds.

The Board observed that, because the Fund's transfer agent fees are billed on a per-account basis, the impact of transfer agent fees on a share class's expense ratio may be more significant in cases where the share class has a high number of accounts with limited assets (i.e., small accounts). The Board noted that transfer agent fees are a significant portion of total expenses of many funds in the MainStay Group of Funds. The impact of transfer agent fees on the expense ratios of these MainStay Funds tends to be greater than for other open-end retail funds because the MainStay Group of Funds generally has a significant number of small accounts relative to competitor funds. The Board noted the role that the MainStay Group of Funds historically has played in serving the investment needs of New York Life Insurance Company ("New York Life") policyholders, who often maintain smaller account balances than other fund investors. The Board discussed measures that it and New York Life Investments have taken in recent years to mitigate the effect of small accounts on the expense ratios of Fund share classes, including: (i) encouraging New York Life agents to consolidate multiple small accounts held by the same investor into one MainStay Asset Allocation Fund account; (ii) increasing investment minimums from $500 to $1,000 in 2003; (iii) closing small accounts with balances below $500;
(iv) since 2007, charging an annual $20.00 small account fee on accounts with balances below $1,000; (v) modifying the approach for billing transfer agent expenses to reduce the degree of subsidization by large accounts of smaller accounts; and (vi) introducing Investor Class shares for certain MainStay Funds in early 2008 to consolidate smaller account investors.

The Board noted that, while New York Life Investments believes these efforts have mitigated the impact that small accounts have had on share class expenses, the recent economic crisis and resulting declines in assets under management had further exacerbated the impact that small accounts have on the expense ratios of certain share classes. This, in turn, had led to a significant increase in the amount of share class expenses that New York Life Investments subsidized under historical contractual expense limitation arrangements.

After considering all of the factors outlined above, the Board concluded that the Fund's management and subadvisory fees and total ordinary operating expenses were within a range that is competitive and, within the context of the Board's overall conclusions regarding the Agreements, support a conclusion that these fees and expenses are reasonable.

CONCLUSION

On the basis of the information provided to it and its evaluation thereof, the Board, including the Independent Trustees, unanimously voted to approve the Agreements.


                                                   mainstayinvestments.com    43

FEDERAL INCOME TAX INFORMATION (UNAUDITED)

For the fiscal year ended October 31, 2009, the Fund designates approximately $7,281,585 pursuant to the Internal Revenue Code as qualified dividend income eligible for reduced tax rates.

The dividends paid by the Fund during the fiscal year ended October 31, 2009, should be multiplied by 45.0% to arrive at the amount eligible for qualified interest income and 88.2% for the corporate dividends received deduction.

In February 2010, shareholders will receive an IRS Form 1099-DIV or substitute Form 1099 the federal tax status of the distributions received by shareholders in calendar year 2009. The amounts that will be reported on such 1099-DIV will be the amounts you are to use on your federal income tax return and will differ from the amounts which we must report for the Fund's fiscal year ended October 31, 2009.

PROXY VOTING POLICIES AND PROCEDURES AND PROXY VOTING RECORD

A description of the policies and procedures that New York Life Investments uses to vote proxies related to the Fund's securities is available without charge, upon request, (i) by visiting the Funds's website at mainstayinvestments.com; and (ii) on the Securities and Exchange Commission's ("SEC") website at www.sec.gov.

The Fund is required to file with the SEC its proxy voting record for the 12-month period ending June 30 on Form N-PX. The Fund's most recent Form N-PX is available free of charge upon request by calling 800-MAINSTAY (624-6782); visiting the Funds' website at mainstayinvestments.com; or on the SEC's website at www.sec.gov.


SHAREHOLDER REPORTS AND QUARTERLY PORTFOLIO DISCLOSURE

The Fund is required to file its complete schedule of portfolio holdings with the SEC for its first and third fiscal quarters on Form N-Q. The Funds' Form N-Q is available without charge, on the SEC's website at www.sec.gov or by calling MainStay Investments at 800-MAINSTAY (624-6782). You also can obtain and review copies of Form N-Q by visiting the SEC's Public Reference Room in Washington, DC (information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330).



44    MainStay Balanced Fund

BOARD MEMBERS AND OFFICERS (UNAUDITED)

The Board Members oversee the MainStay Group of Funds (which is comprised of Funds that are series of The MainStay Funds, Eclipse Funds, Eclipse Funds Inc., ICAP Funds, Inc. MainStay Funds Trust, and MainStay VP Series Fund, Inc.) (collectively, the "Fund Complex"), the Manager and when applicable, the Subadvisor(s). Each Board member serves until his or her successor is elected and qualified or until his or her resignation, death or removal. The Retirement Policy provides that a Board Member shall tender his or her resignation upon reaching age 72. A Board Member reaching the age of 72 may continue for additional one-year periods with the approval of the Board's Nominating and Governance Committee.

Officers serve a term of one year and are elected annually by the Board Members. The business address of each Board Member and officer listed below is 51 Madison Avenue, New York, New York 10010.

The Statement of Additional Information applicable to the Fund includes additional information about the Board Members and is available without charge, upon request, by calling 800-MAINSTAY (624-6782).

                                                                                  NUMBER OF
                 TERM OF OFFICE,                                                  FUNDS IN FUND   OTHER
                 POSITION(S) HELD                                                 COMPLEX         DIRECTORSHIPS
NAME AND         WITH THE FUND COMPLEX AND        PRINCIPAL OCCUPATION(S)         OVERSEEN BY     HELD BY
DATE OF BIRTH    LENGTH OF SERVICE                DURING PAST FIVE YEARS          BOARD MEMBER    BOARD MEMBER
 ---------------------------------------------------------------------------------------------------------------------------
INTERESTED BOARD MEMBER*

JOHN Y. KIM      Indefinite;                      Member of the Board of                65        None
9/24/60          ECLIPSE TRUST: Trustee since     Managers, President and Chief
                 2008 (2 funds);                  Executive Officer (since 2008)
                 ECLIPSE FUNDS INC.: Director     of New York Life Investment
                 since 2008 (21 funds);           Management LLC and New York
                 ICAP FUNDS, INC.: Director       Life Investment Management
                 since 2008 (4 funds);            Holdings LLC; Member of the
                 MAINSTAY TRUST: Trustee since    Board of Managers, MacKay
                 2008 (14 funds);                 Shields LLC (since 2008);
                 MAINSTAY FUNDS TRUST: Trustee    Chairman of the Board,
                 since April 2009 (4 funds);      Institutional Capital LLC,
                 and                              Madison Capital LLC, McMorgan
                 MAINSTAY VP SERIES FUND, INC.:   & Company LLC, Chairman and
                 Director since 2008 (20          Chief Executive Officer,
                 portfolios).                     NYLIFE Distributors LLC and
                                                  Chairman of the Board of
                                                  Managers, NYLCAP Manager, LLC
                                                  (since 2008); President,
                                                  Prudential Retirement, a
                                                  business unit of Prudential
                                                  Financial, Inc. (2002 to 2007)
----------------------------------------------------------------------------------------------------------------------------




   * This Board Member is considered to be an "interested person" of the MainStay Group of Funds within the meaning of the 1940 Act because of his affiliation with New York Life Insurance Company. New York Life Investment Management LLC, Madison Square Investors LLC, MacKay Shields LLC, Institutional Capital LLC, Epoch Investment Partners, Inc., Markston International, LLC, Winslow Capital Management, Inc., NYLIFE Securities LLC and/or NYLIFE Distributors LLC, as described in detail above in the column entitled "Principal Occupation(s) During the Past Five Years."


                                                   mainstayinvestments.com    45

                                                                                  NUMBER OF
                 TERM OF OFFICE,                                                  FUNDS IN FUND   OTHER
                 POSITION(S) HELD                                                 COMPLEX         DIRECTORSHIPS
NAME AND         WITH THE FUND COMPLEX AND        PRINCIPAL OCCUPATION(S)         OVERSEEN BY     HELD BY
DATE OF BIRTH    LENGTH OF SERVICE                DURING PAST FIVE YEARS          BOARD MEMBER    BOARD MEMBER
 ---------------------------------------------------------------------------------------------------------------------------
NON-INTERESTED BOARD MEMBERS

SUSAN B. KERLEY  Indefinite;                      President, Strategic                  65        Trustee, Legg Mason
8/12/51          ECLIPSE TRUST: Chairman since    Management Advisors LLC (since                  Partners Funds, Inc.,
                 2005, and Trustee since 2000     1990)                                           since 1991 (59 portfolios)
                 (2 funds);
                 ECLIPSE FUNDS INC.: Chairman
                 since 2005 and Director since
                 1990 (21 funds);
                 ICAP FUNDS, INC.:  Chairman
                 and Director since 2006 (4
                 funds);
                 MAINSTAY TRUST: Chairman and
                 Board Member since 2007;
                 MAINSTAY FUNDS TRUST: Chairman
                 and Trustee since April 2009
                 (4 funds); and
                 MAINSTAY VP SERIES FUND, INC.:
                 Chairman and Director since
                 2007 (20 portfolios).
----------------------------------------------------------------------------------------------------------------------------
ALAN R. LATSHAW  Indefinite;                      Retired; Partner, Ernst &             65        Trustee, State Farm
3/27/51          ECLIPSE TRUST: Trustee and       Young LLP (2002 to 2003);                       Associates Funds Trusts
                 Audit Committee Financial        Partner, Arthur Andersen LLP                    since 2005 (4 portfolios);
                 Expert since 2007 (2 funds);     (1989 to 2002); Consultant to                   Trustee, State Farm Mutual
                 ECLIPSE FUNDS INC.: Director     the MainStay Funds Audit and                    Fund Trust since 2005 (15
                 and Audit Committee Financial    Compliance Committee (2004 to                   portfolios); Trustee,
                 Expert since 2007 (21 funds);    2006)                                           State Farm Variable
                 ICAP FUNDS, INC.:  Director                                                      Product Trust since 2005
                 and Audit Committee Financial                                                    (9 portfolios)
                 Expert since 2007 (4 funds);
                 MAINSTAY TRUST: Trustee and
                 Audit Committee Financial
                 Expert since 2006 (14 funds);
                 MAINSTAY FUNDS TRUST: Trustee
                 and Audit Committee Financial
                 Expert since April 2009 (4
                 funds); and
                 MAINSTAY VP SERIES FUND, INC.:
                 Director and Audit Committee
                 Financial Expert since 2007
                 (20 portfolios).
----------------------------------------------------------------------------------------------------------------------------






46    MainStay Balanced Fund

                                                                                  NUMBER OF
                 TERM OF OFFICE,                                                  FUNDS IN FUND   OTHER
                 POSITION(S) HELD                                                 COMPLEX         DIRECTORSHIPS
NAME AND         WITH THE FUND COMPLEX AND        PRINCIPAL OCCUPATION(S)         OVERSEEN BY     HELD BY
DATE OF BIRTH    LENGTH OF SERVICE                DURING PAST FIVE YEARS          BOARD MEMBER    BOARD MEMBER
 ---------------------------------------------------------------------------------------------------------------------------
NON-INTERESTED BOARD MEMBERS

PETER MEENAN     Indefinite;                      Independent Consultant;               65        None
12/5/41          ECLIPSE TRUST: Trustee since     President and Chief Executive
                 2002 (2 funds);                  Officer, Babson--United, Inc.
                 ECLIPSE FUNDS INC.: Director     (financial services firm)
                 since 2002 (21 funds);           (2000 to 2004); Independent
                 ICAP FUNDS, INC.:  Director      Consultant (1999 to 2000);
                 since 2006 (4 funds);            Head of Global Funds, Citicorp
                 MAINSTAY TRUST: Trustee since    (1995 to 1999)
                 2007 (14 funds);
                 MAINSTAY FUNDS TRUST: Trustee
                 since April 2009 (4 funds);
                 and
                 MAINSTAY VP SERIES FUND, INC.:
                 Director since 2007 (20
                 portfolios).
----------------------------------------------------------------------------------------------------------------------------
RICHARD H.       Indefinite;                      Managing Director, ICC Capital        65        None
NOLAN, JR.       ECLIPSE TRUST: Trustee since     Management;
11/16/46         2007 (2 funds);                  President--Shields/Alliance,
                 ECLIPSE FUNDS INC.: Director     Alliance Capital Management
                 since 2007 (21 funds);           (1994 to 2004)
                 ICAP FUNDS, INC.:  Director
                 since 2007 (4 funds);
                 MAINSTAY TRUST: Trustee since
                 2007 (14 funds);
                 MAINSTAY FUNDS TRUST: Trustee
                 since April 2009 (4 funds);
                 and
                 MAINSTAY VP SERIES FUND, INC.:
                 Director since 2006 (20
                 portfolios).
----------------------------------------------------------------------------------------------------------------------------
RICHARD S.       Indefinite;                      Chairman  and Chief Executive         65        None
TRUTANIC         ECLIPSE TRUST: Trustee since     Officer Somerset & Company
2/13/52          2007 (2 funds);                  (financial advisory firm)
                 ECLIPSE FUNDS INC.: Director     (since 2004); Managing
                 since 2007 (21 funds);           Director The Carlyle Group
                 ICAP FUNDS, INC.:  Director      (private investment firm)
                 since 2007 (4 funds);            (2002 to 2004); Senior
                 MAINSTAY TRUST: Trustee since    Managing Director, Partner and
                 1994 (14 funds);                 Board Member, Groupe Arnault
                 MAINSTAY FUNDS TRUST: Trustee    S.A. (private investment firm)
                 since April 2009 (4 funds);      (1999 to 2002)
                 and
                 MAINSTAY VP SERIES FUND, INC.:
                 Director since 2007 (20
                 portfolios).
----------------------------------------------------------------------------------------------------------------------------





                                                   mainstayinvestments.com    47

                                                                                  NUMBER OF
                 TERM OF OFFICE,                                                  FUNDS IN FUND   OTHER
                 POSITION(S) HELD                                                 COMPLEX         DIRECTORSHIPS
NAME AND         WITH THE FUND COMPLEX AND        PRINCIPAL OCCUPATION(S)         OVERSEEN BY     HELD BY
DATE OF BIRTH    LENGTH OF SERVICE                DURING PAST FIVE YEARS          BOARD MEMBER    BOARD MEMBER
 ---------------------------------------------------------------------------------------------------------------------------
NON-INTERESTED BOARD MEMBERS

ROMAN L. WEIL    Indefinite;                      V. Duane Rath Professor               65        None
5/22/40          ECLIPSE TRUST:                   Emeritus of Accounting,
                 Trustee and Audit Committee      Chicago Booth School of
                 Financial Expert since 2007 (2   Business, University of
                 funds);                          Chicago; President, Roman L.
                 ECLIPSE FUNDS INC.: Director     Weil Associates, Inc.
                 and Audit Committee Financial    (consulting firm)
                 Expert since 2007 (21 funds);
                 ICAP FUNDS, INC.:  Director
                 and Audit Committee Financial
                 Expert since 2007 (4 funds);
                 MAINSTAY TRUST: Trustee and
                 Audit Committee Financial
                 Expert since 2007 (14 funds);
                 MAINSTAY FUNDS TRUST: Trustee
                 since April 2009 (4 funds);
                 and
                 MAINSTAY VP SERIES FUND, INC.:
                 Director since 1994 and Audit
                 Committee Financial Expert
                 since 2003 (20 portfolios).
----------------------------------------------------------------------------------------------------------------------------
JOHN A. WEISSER  Indefinite;                      Retired. Managing Director of         65        Trustee, Direxion Funds
10/22/41         ECLIPSE TRUST:                   Salomon Brothers, Inc. (1971                    (34 portfolios) and
                 Trustee since 2007 (2 funds);    to 1995)                                        Direxion Insurance Trust
                 ECLIPSE FUNDS INC.: Director                                                     (3 portfolios) since 2007;
                 since 2007 (21 funds);                                                           Trustee, Direxion Shares
                 ICAP FUNDS, INC.:  Director                                                      ETF Trust, since 2008 (22
                 since 2007 (4 funds);                                                            portfolios)
                 MAINSTAY TRUST: Trustee since
                 2007 (14 funds);
                 MAINSTAY FUNDS TRUST: Trustee
                 since April 2009 (4 funds);
                 and
                 MAINSTAY VP SERIES FUND, INC.:
                 Director since 1997 (20
                 portfolios).
----------------------------------------------------------------------------------------------------------------------------






48    MainStay Balanced Fund

   At a meeting of the Board Members held on June 18, 2009, the following individuals were appointed to serve as Officers of the MainStay Group of Funds.


           POSITIONS(S)
           HELD
           WITH THE
NAME AND   FUNDS
DATE OF    AND LENGTH OF   PRINCIPAL OCCUPATION(S)
BIRTH      SERVICE         DURING PAST FIVE YEARS
 --------------------------------------------------------------------------------
OFFICERS

JACK R.    Treasurer and   Assistant Treasurer, New York Life Investment
BENIN-     Principal       Management Holdings LLC (since July 2008); Managing
TENDE      Financial and   Director, New York Life Investment Management LLC
5/12/64    Accounting      (since 2007); Treasurer and Principal Financial and
           Officer since   Accounting Officer, MainStay VP Series Fund, Inc. and
           2007            ICAP Funds, Inc. (since 2007), and MainStay Funds
                           Trust (since April 2009); Vice President, Prudential
                           Investments (2000 to 2007); Assistant Treasurer,
                           JennisonDryden Family of Funds, Target Portfolio
                           Trust, The Prudential Series Fund and American Skandia
                           Trust (2006 to 2007); Treasurer and Principal
                           Financial Officer, The Greater China Fund (2007)
---------------------------------------------------------------------------------
JEFFREY    Vice            Managing Director, Compliance (since 2009), Director
A.         President and   and Associate General Counsel, New York Life
ENGELSMAN  Chief           Investment Management LLC (2005 to 2008); Assistant
9/28/67    Compliance      Secretary, NYLIFE Distributors LLC (2006 to 2008);
           Officer since   Vice President and Chief Compliance Officer, ICAP
           January 2009    Funds, Inc. (since January 2009), and MainStay Funds
                           Trust (since April 2009); Assistant Secretary, The
                           MainStay Funds and ICAP Funds, Inc. (2006 to 2008);
                           Assistant Secretary, Eclipse Funds, Eclipse Funds,
                           Inc., and MainStay VP Series Fund, Inc. (2005 to
                           2008); Director and Senior Counsel, Deutsche Asset
                           Management (1999 to 2005)
---------------------------------------------------------------------------------
STEPHEN    President       President and Chief Operating Officer, NYLIFE
P. FISHER  since 2007      Distributors LLC (since 2008); Chairman of the Board,
2/22/59                    NYLIM Service Company (since 2008); Senior Managing
                           Director and Chief Marketing Officer, New York Life
                           Investment Management LLC (since 2005); Managing
                           Director--Retail Marketing, New York Life Investment
                           Management LLC (2003 to 2005); President, MainStay VP
                           Series Fund, Inc. and ICAP Funds, Inc. (since 2007),
                           and MainStay Funds Trust (since April 2009); Managing
                           Director, UBS Global Asset Management (1999 to 2003)
---------------------------------------------------------------------------------
SCOTT T.   Vice            Director, New York Life Investment Management LLC
HAR-       Presiden-       (including predecessor advisory organizations) (since
RINGTON    t -- Adminis-   2000); Executive Vice President, New York Life Trust
2/8/59     tration since   Company and New York Life Trust Company, FSB (since
           2005            2006); Vice President--Administration, MainStay VP
                           Series Fund, Inc. (since 2005), ICAP Funds, Inc.
                           (since 2006) and MainStay Funds Trust (since April
                           2009)
---------------------------------------------------------------------------------
MARGUER-   Chief Legal     Vice President, Associate General Counsel and
ITE E. H.  Officer since   Assistant Secretary, New York Life Insurance Company
MORRISON   2008 and        (since 2008); Managing Director, Associate General
3/26/56    Secretary       Counsel and Assistant Secretary, New York Life
           since 2004      Investment Management LLC (since 2004); Managing
                           Director and Secretary, NYLIFE Distributors LLC;
                           Secretary, NYLIM Service Company (since 2008);
                           Assistant Secretary, New York Life Investment
                           Management Holdings LLC (since 2008); Chief Legal
                           Officer (since 2008) and Secretary, MainStay VP Series
                           Fund, Inc. (since 2004), ICAP Funds, Inc. (since 2006)
                           and MainStay Funds Trust (since April 2009); Chief
                           Legal Officer--Mutual Funds and Vice President and
                           Corporate Counsel, The Prudential Insurance Company of
                           America (2000 to 2004)
---------------------------------------------------------------------------------




   * The Officers listed above are considered to be "interested persons" of the MainStay Group of Funds within the meaning of the 1940 Act because of their affiliation with New York Life Insurance Company. New York Life Investment Management LLC, Madison Square Investors LLC, MacKay Shields LLC, Institutional Capital LLC, Epoch Investment Partners, Inc., Markston International, LLC, Winslow Capital Management, Inc., NYLIFE Securities LLC and/or NYLIFE Distributors LLC, as described in detail above in the column captioned "Principal Occupation(s) During Past Five Years." Officers are elected annually by the Boards to serve a one year term.


                                                   mainstayinvestments.com    49

MAINSTAY FUNDS

MAINSTAY OFFERS A WIDE RANGE OF FUNDS FOR VIRTUALLY ANY INVESTMENT NEED. THE FULL ARRAY OF MAINSTAY OFFERINGS IS LISTED HERE, WITH INFORMATION ABOUT THE MANAGER, SUBADVISORS, LEGAL COUNSEL, AND INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM.


EQUITY FUNDS
MAINSTAY 130/30 CORE FUND
MAINSTAY 130/30 GROWTH FUND
MAINSTAY COMMON STOCK FUND
MAINSTAY EPOCH U.S. ALL CAP FUND
MAINSTAY EPOCH U.S. EQUITY FUND
MAINSTAY EQUITY INDEX FUND(1)
MAINSTAY GROWTH EQUITY FUND
MAINSTAY ICAP EQUITY FUND
MAINSTAY ICAP SELECT EQUITY FUND
MAINSTAY LARGE CAP GROWTH FUND
MAINSTAY MAP FUND
MAINSTAY S&P 500 INDEX FUND
MAINSTAY U.S. SMALL CAP FUND

INCOME FUNDS
MAINSTAY 130/30 HIGH YIELD FUND
MAINSTAY CASH RESERVES FUND
MAINSTAY DIVERSIFIED INCOME FUND
MAINSTAY FLOATING RATE FUND
MAINSTAY GOVERNMENT FUND
MAINSTAY HIGH YIELD CORPORATE BOND FUND
MAINSTAY INDEXED BOND FUND
MAINSTAY INTERMEDIATE TERM BOND FUND
MAINSTAY MONEY MARKET FUND
MAINSTAY PRINCIPAL PRESERVATION FUND
MAINSTAY SHORT TERM BOND FUND
MAINSTAY TAX FREE BOND FUND

BLENDED FUNDS
MAINSTAY BALANCED FUND
MAINSTAY CONVERTIBLE FUND
MAINSTAY INCOME BUILDER FUND

INTERNATIONAL FUNDS
MAINSTAY 130/30 INTERNATIONAL FUND
MAINSTAY EPOCH GLOBAL CHOICE FUND
MAINSTAY EPOCH GLOBAL EQUITY YIELD FUND
MAINSTAY EPOCH INTERNATIONAL SMALL CAP FUND
MAINSTAY GLOBAL HIGH INCOME FUND
MAINSTAY ICAP GLOBAL FUND
MAINSTAY ICAP INTERNATIONAL FUND
MAINSTAY INTERNATIONAL EQUITY FUND


ASSET ALLOCATION FUNDS
MAINSTAY CONSERVATIVE ALLOCATION FUND
MAINSTAY GROWTH ALLOCATION FUND
MAINSTAY MODERATE ALLOCATION FUND
MAINSTAY MODERATE GROWTH ALLOCATION FUND

RETIREMENT FUNDS
MAINSTAY RETIREMENT 2010 FUND
MAINSTAY RETIREMENT 2020 FUND
MAINSTAY RETIREMENT 2030 FUND
MAINSTAY RETIREMENT 2040 FUND
MAINSTAY RETIREMENT 2050 FUND

MANAGER

NEW YORK LIFE INVESTMENT MANAGEMENT LLC
NEW YORK, NEW YORK

SUBADVISORS

EPOCH INVESTMENT PARTNERS, INC.
NEW YORK, NEW YORK

INSTITUTIONAL CAPITAL LLC(2)
CHICAGO, ILLINOIS

MACKAY SHIELDS LLC(2)
NEW YORK, NEW YORK

MADISON SQUARE INVESTORS LLC(2)
NEW YORK, NEW YORK

MARKSTON INTERNATIONAL LLC
WHITE PLAINS, NEW YORK

WINSLOW CAPITAL MANAGEMENT, INC.
MINNEAPOLIS, MINNESOTA

LEGAL COUNSEL

DECHERT LLP

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

KPMG LLP

PLEASE CONTACT YOUR INVESTMENT PROFESSIONAL OR CALL 800-MAINSTAY (624-6782) FOR A FREE PROSPECTUS. INVESTORS ARE ASKED TO CONSIDER THE INVESTMENT OBJECTIVES, RISKS, AND CHARGES AND EXPENSES OF THE INVESTMENT CAREFULLY BEFORE INVESTING. THE PROSPECTUS CONTAINS THIS AND OTHER INFORMATION ABOUT THE INVESTMENT COMPANY. PLEASE READ THE PROSPECTUS CAREFULLY BEFORE INVESTING.

1. Closed to new investors and new purchases as of January 1, 2002.
2. An affiliate of New York Life Investment Management LLC.

                          Not part of the Annual Report

-----------------------------------------------------------
Not FDIC/NCUA Insured      Not a Deposit   May Lose
                                          Value
-----------------------------------------------------------
No Bank Guarantee     Not Insured by Any Government Agency
-----------------------------------------------------------




NYLIFE DISTRIBUTORS LLC, 169 LACKAWANNA AVENUE,
PARSIPPANY, NEW JERSEY 07054

This report may be distributed only when preceded or accompanied by a current Fund prospectus.

mainstayinvestments.com                                            Eclipse Funds

(C) 2009 by NYLIFE Distributors LLC. All rights reserved.
                                                      SEC File Number: 811-04847

NYLIM-AO17135         (RECYCLE LOGO)            MS283-09           MSBL11-12/09
                                                                          B7

(MAINSTAY LOGO)


                 MAINSTAY

                 U.S. SMALL CAP FUND



                 Message from the President

                 and

                 Annual Report

                 October 31, 2009

MESSAGE FROM THE PRESIDENT

The 12-month period ended October 31, 2009, was generally positive for stock and bond investors alike. Signs that the economy was beginning to stabilize brought renewed hope to investors and helped generate a sharp turnaround in the stock market.

When the reporting period began, the stock and bond markets were still reacting to the government's massive bailout plan. Several new facilities were instituted to help restore market liquidity, and the Federal Reserve agreed to purchase various types of securities in a strategy known as quantitative easing.

On December 16, 2008, the Federal Open Market Committee lowered the federal funds target rate to a range between 0.0% and 0.25%. Over time, the markets responded favorably to the coordinated efforts of Congress, the Treasury Department, the Federal Deposit Insurance Corporation, the Federal Reserve and other central banks to address the credit crisis. The turning point for the U.S. stock market came in March 2009, when investors became convinced that the worst was over and an economic recovery was likely.

Domestic equities generally advanced for the remainder of the reporting period, with the strongest results coming from stocks that had been among the hardest hit when the market fell. Despite advances in some financial stocks, the financials sector as a whole declined during the reporting period.

International stocks advanced, with strong results in the materials sector as commodity prices recovered. As investors moved from defensive sectors to more cyclical stocks, utilities weakened but semiconductor companies recorded strong results.

In the fixed-income markets, higher-risk segments were particularly strong. High-yield bonds, floating-rate debt and emerging-market debt were generally strong performers. U.S. Treasury securities and high-grade corporate issues, which had been stellar performers in the first half of the reporting period, weakened as investors' appetite for risk increased.

To keep your investments on a solid footing in a shifting market environment, our portfolio managers pursued their respective investment objectives and strategies with confidence and determination. Although short-term variations are an inevitable part of investing, our portfolio managers know that long-term results are the ultimate measure of investment success.

Fortunately, after three calendar quarters of economic contraction, gross domestic product was once again positive in the third quarter of 2009. Corporate profits, while still below third-quarter 2008 levels, have advanced for three consecutive quarters. At MainStay Funds, we find this economic data encouraging, and we hope you do too.

At MainStay, we have long recommended that our clients get invested, stay invested and add to their investments over time. With prudent diversification, gradual portfolio adjustments and a long-term perspective, MainStay shareholders can maintain a positive outlook as they pursue their financial goals.

Sincerely,


/s/ STEPHEN P. FISHER


Stephen P. Fisher
President



                          Not part of the Annual Report

(MAINSTAY LOGO)


                 MAINSTAY

                 U.S. SMALL CAP FUND



                 MainStay Funds

                 Annual Report

                 October 31, 2009

TABLE OF CONTENTS


ANNUAL REPORT
---------------------------------------------

INVESTMENT AND PERFORMANCE COMPARISON       5
---------------------------------------------

PORTFOLIO MANAGEMENT DISCUSSION AND
ANALYSIS                                    9
---------------------------------------------

PORTFOLIO OF INVESTMENTS                   11
---------------------------------------------

FINANCIAL STATEMENTS                       14
---------------------------------------------

NOTES TO FINANCIAL STATEMENTS              21
---------------------------------------------

REPORT OF INDEPENDENT REGISTERED PUBLIC
ACCOUNTING FIRM                            30
---------------------------------------------

BOARD CONSIDERATION AND APPROVAL OF
MANAGEMENT AGREEMENT AND SUBADVISORY
AGREEMENTS                                 31
---------------------------------------------

SPECIAL MEETING OF SHAREHOLDERS            36
---------------------------------------------

FEDERAL INCOME TAX INFORMATION             36
---------------------------------------------

PROXY VOTING POLICIES AND PROCEDURES AND
PROXY VOTING RECORD                        36
---------------------------------------------

SHAREHOLDER REPORTS AND QUARTERLY
PORTFOLIO DISCLOSURE                       36
---------------------------------------------

BOARD MEMBERS AND OFFICERS                 37










                        NOTICE TO FORMER SHAREHOLDERS OF
                         MAINSTAY SMALL CAP GROWTH FUND

ON OCTOBER 30, 2009, MAINSTAY SMALL COMPANY VALUE FUND CHANGED ITS NAME TO MAINSTAY U.S. SMALL CAP FUND. ON NOVEMBER 24, 2009, MAINSTAY SMALL CAP GROWTH FUND REORGANIZED WITH AND INTO MAINSTAY U.S. SMALL CAP FUND. AN ANNUAL REPORT FOR THE FISCAL YEAR ENDED OCTOBER 31, 2009, FOR MAINSTAY SMALL CAP GROWTH FUND WILL BE AVAILABLE TO FORMER SHAREHOLDERS BY DECEMBER 31, 2009, WITHOUT CHARGE, ON THE MAINSTAY FUNDS WEBSITE, MAINSTAYINVESTMENTS.COM, OR UPON REQUEST BY CALLING 800-MAINSTAY (624-6782).

INVESTMENT AND PERFORMANCE COMPARISON(1)(UNAUDITED)


PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE. PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS. BECAUSE OF MARKET VOLATILITY, CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE FIGURES SHOWN. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE, AND AS A RESULT, WHEN SHARES ARE REDEEMED, THEY MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. FOR PERFORMANCE INFORMATION CURRENT TO THE MOST RECENT MONTH-END, PLEASE CALL 800-MAINSTAY (624-6782) OR VISIT MAINSTAYINVESTMENTS.COM.


INVESTOR CLASS SHARES(2)--MAXIMUM 5.5% INITIAL SALES CHARGE
--------------------------------------------------------------------------------

AVERAGE ANNUAL               ONE      FIVE      TEN
TOTAL RETURNS               YEAR      YEARS    YEARS
----------------------------------------------------
With sales charges         19.93%    -1.02%    5.65%
Excluding sales charges    26.91      0.10     6.25




                                                            (With sales charges)
(PERFORMANCE GRAPH)

                           MAINSTAY U.
                             S. SMALL     RUSSELL 2500(TM)    RUSSELL 2000(R)
                             CAP FUND           INDEX           VALUE INDEX
                           -----------    ----------------    ---------------
10/31/99                       9450             10000              10000
10/31/00                       9605             12327              11730
10/31/01                       9578             10828              12756
10/31/02                      10120              9838              12434
10/31/03                      14329             13940              17443
10/31/04                      17237             15660              20582
10/31/05                      21143             17994              23265
10/31/06                      23510             21176              28592
10/31/07                      22078             23867              29177
10/31/08                      13652             14973              20267
10/31/09                      17326             16958              20664





CLASS A SHARES(3)--MAXIMUM 5.5% INITIAL SALES CHARGE
--------------------------------------------------------------------------------

AVERAGE ANNUAL               ONE      FIVE      TEN
TOTAL RETURNS               YEAR      YEARS    YEARS
----------------------------------------------------
With sales charges         20.06%    -0.98%    5.67%
Excluding sales charges    27.05      0.15     6.27




                                                            (With sales charges)
(PERFORMANCE GRAPH)

                           MAINSTAY U.
                             S. SMALL     RUSSELL 2500(TM)    RUSSELL 2000(R)
                             CAP FUND           INDEX           VALUE INDEX
                           -----------    ----------------    ---------------
10/31/99                      23625             25000              25000
10/31/00                      24011             30818              29324
10/31/01                      23946             27069              31891
10/31/02                      25299             24596              31084
10/31/03                      35822             34850              43608
10/31/04                      43091             39151              51454
10/31/05                      52857             44984              58163
10/31/06                      58774             52940              71480
10/31/07                      55195             59668              72943
10/31/08                      34165             37432              50667
10/31/09                      43406             42395              51660





CLASS B SHARES(3)--MAXIMUM 5% CDSC IF REDEEMED WITHIN THE FIRST SIX YEARS OF PURCHASE
--------------------------------------------------------------------------------

AVERAGE ANNUAL               ONE      FIVE      TEN
TOTAL RETURNS               YEAR      YEARS    YEARS
----------------------------------------------------
With sales charges         20.99%    -0.92%    5.46%
Excluding sales charges    25.99     -0.65     5.46




                                                            (With sales charges)
(PERFORMANCE GRAPH)

                           MAINSTAY U.
                             S. SMALL     RUSSELL 2500(TM)    RUSSELL 2000(R)
                             CAP FUND           INDEX           VALUE INDEX
                           -----------    ----------------    ---------------
10/31/99                      10000             10000              10000
10/31/00                      10080             12327              11730
10/31/01                       9980             10828              12756
10/31/02                      10463              9838              12434
10/31/03                      14726             13940              17443
10/31/04                      17576             15660              20582
10/31/05                      21371             17994              23265
10/31/06                      23577             21176              28592
10/31/07                      21972             23867              29177
10/31/08                      13500             14973              20267
10/31/09                      17009             16958              20664




1. Performance tables and graphs do not reflect the deduction of taxes that a shareholder would pay on distributions or Fund-share redemptions. Total returns reflect maximum applicable sales charges explained in this paragraph, change in share price, and reinvestment of dividend and capital gain distributions. The graphs assume an initial investment of $25,000 for Class A shares and $10,000 for all other classes and reflect the deduction of all sales charges that would have applied for the period of investment. Class A shares generally have a $25,000 minimum initial investment with no minimum subsequent purchase amount. For investors that, in the aggregate, have assets of $100,000 or more invested in any share classes of any of the MainStay Funds, the minimum initial investment is $15,000. Investor Class shares and Class A shares are sold with a maximum initial sales charge of 5.50% and an annual 12b-1 fee of 0.25%. Class B shares are sold with no initial sales charge, are subject to a contingent deferred sales charge ("CDSC") of up to 5.00% if redeemed within the first six years of purchase, and have an annual 12b-1 fee of 1.00%. Class C shares are sold with no initial sales charge, are subject to a CDSC of 1.00% if redeemed within one year of purchase, and have an annual 12b-1 fee of 1.00%. Class I shares are sold with no initial sales charge or CDSC, have no annual 12b-1 fee, and are generally available to corporate and institutional investors or individual investors with a minimum initial investment of $5 million. Performance figures reflect certain fee waivers and/or expense limitations, without which total returns may have been lower. These fee waivers and/or expense limitations are contractual and may be modified or terminated only with the approval of the Board of Trustees. The Manager may recoup the amount of certain management fee waivers or expense reimbursements from the Fund pursuant to the agreement if such action does not cause the Fund to exceed existing expense limitations and the recoupment is made within the term of the agreement. Any recoupment amount is generally applied within a fiscal year. This agreement expires on February 28, 2011.

   Effective February 13, 2009, MainStay Small Cap Opportunity Fund changed its name to MainStay Small Company Value Fund. Effective October 30, 2009, MainStay Small Company Value Fund changed its name to MainStay U.S. Small Cap Fund.

THE FOOTNOTES ON THE NEXT PAGE ARE AN INTEGRAL PART OF THE TABLES AND GRAPHS AND SHOULD BE CAREFULLY READ IN CONJUNCTION WITH THEM.


                                                    mainstayinvestments.com    5

CLASS C SHARES(4)--MAXIMUM 1% CDSC IF REDEEMED WITHIN ONE YEAR OF PURCHASE
--------------------------------------------------------------------------------

AVERAGE ANNUAL               ONE      FIVE      TEN
TOTAL RETURNS               YEAR      YEARS    YEARS
----------------------------------------------------
With sales charges         25.00%    -0.64%    5.46%
Excluding sales charges    26.00     -0.64     5.46




                                                            (With sales charges)
(PERFORMANCE GRAPH)

                                   MAINSTAY U.S.
                                     SMALL CAP      RUSSELL 2000(R)    RUSSELL 2500(TM)
                                        FUND          VALUE INDEX            INDEX
                                   -------------    ---------------    ----------------
10/31/99                               10000             10000               10000
10/31/00                               10081             12327               11730
10/31/01                                9971             10828               12756
10/31/02                               10463              9838               12434
10/31/03                               14740             13940               17443
10/31/04                               17583             15660               20582
10/31/05                               21403             17994               23265
10/31/06                               23611             21176               28592
10/31/07                               22005             23867               29177
10/31/08                               13512             14973               20267
10/31/09                               17024             16958               20664





CLASS I SHARES--NO SALES CHARGE
--------------------------------------------------------------------------------

AVERAGE ANNUAL     ONE      FIVE     TEN
TOTAL RETURNS      YEAR    YEARS    YEARS
-----------------------------------------
                  27.57%    0.59%    6.65%




(PERFORMANCE GRAPH)

                           MainStay U.S.
                                Small       Russell 2000(R)    Russell 2500(TM)
                              Cap Fund        Value Index            Index
                           -------------    ---------------    ----------------
10/31/99                       10000             10000               10000
10/31/00                       10186             12327               11730
10/31/01                       10186             10828               12756
10/31/02                       10782              9838               12434
10/31/03                       15314             13940               17443
10/31/04                       18488             15660               20582
10/31/05                       22768             17994               23265
10/31/06                       25439             21176               28592
10/31/07                       23992             23867               29177
10/31/08                       14921             14973               20267
10/31/09                       19036             16958               20664





 BENCHMARK PERFORMANCE                    ONE      FIVE     TEN
                                          YEAR    YEARS    YEARS
Russell 2500(TM) Index(5)                13.26%    1.61%    5.42%
Russell 2000(R) Value Index(6)            1.96     0.08     7.53
Average Lipper small-cap core fund(7)    11.82     0.82     6.19



2. Performance figures for Investor Class shares, first offered on February 28, 2008, include the historical performance of Class A shares through February 27, 2008, adjusted for differences in certain contractual expenses and fees. Unadjusted, the performance shown for Investor Class shares might have been lower.
3. Performance figures for Class A and B shares, first offered on January 1, 2004, include the historical performance of Class I shares through December 31, 2003, adjusted for differences in certain contractual expenses and fees. Unadjusted, the performance shown for Class A and Class B shares might have been lower.
4. Performance figures for Class C shares, first offered on January 2, 2004, include the historical performance of L Class shares (which were redesignated as Class C shares on January 2, 2004) from December 30, 2002, through December 31, 2003, and the historical performance of Class I shares through December 29, 2002, adjusted for differences in certain contractual expenses and fees. Unadjusted, the performance shown for Class C shares might have been lower.
5. The Russell 2500(TM) Index is a broad index featuring 2,500 stocks that cover the small and mid cap market capitalizations. The Russell 2500(TM) Index is a market cap weighted index that includes the smallest 2,500 companies covered in the Russell 3000 universe of United States-based listed equities. Effective August 14, 2009, the Fund selected the Russell 2500(TM) Index as its primary benchmark, in replacement of the Russell 2000(R) Value Index, in connection with a change in subadvisor. The Russell 2500(TM) Index is the fund's broad-based securities market index for comparison purposes. An investment cannot be made directly in an index.
6. The Russell 2000(R) Value Index measures the performance of those Russell 2000 companies with lower price-to-book ratios and lower forecasted growth values. The Russell 2000(R) Index measures the performance of the 2,000 smallest companies in the Russell 3000(R) Index, which, in turn, measures the performance of the 3,000 largest U.S. companies based on total market capitalization. Total returns assume reinvestment of all dividends and capital gains. An investment cannot be made directly in an index.
7. The average Lipper small-cap core fund is representative of funds that, by portfolio practice, invest at least 75% of their equity assets in companies with market capitalizations (on a three-year weighted basis) below Lipper's U.S. Diversified Equity small-cap ceiling. Small-cap core funds typically have a below-average price-to-earnings ratio, price-to-book ratio, and three-year sales-per-share growth value, compared to the S&P SmallCap 600 Index. This average is a product of Lipper Inc. Lipper Inc. is an independent monitor of fund performance. Results are based on average total returns of similar funds with all dividend and capital gain distributions reinvested.

THE FOOTNOTE ON THE PRECEDING PAGE IS AN INTEGRAL PART OF THE TABLES AND GRAPHS AND SHOULD BE CAREFULLY READ IN CONJUNCTION WITH THEM.



6    MainStay U.S. Small Cap Fund

COST IN DOLLARS OF A $1,000 INVESTMENT IN MAINSTAY U.S. SMALL CAP FUND
(UNAUDITED)
--------------------------------------------------------------------------------

The example below is intended to describe the fees and expenses borne by shareholders during the six-month period from May 1, 2009, to October 31, 2009, and the impact of those costs on your investment.

EXAMPLE

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including redemption fees, exchange fees, and sales charges (loads) on purchases (as applicable), and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees, and other Fund expenses (as applicable). This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 made at the beginning of the six-month period and held for the entire period from May 1, 2009, to October 31, 2009.

This example illustrates your Fund's ongoing costs in two ways:

- ACTUAL EXPENSES
The second and third data columns in the table below provide information about actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid during the six-months ended October 31, 2009. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

- HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES
The fourth and fifth data columns in the table below provide information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balances or expenses you paid for the six-month period shown. You may use this information to compare the ongoing costs of investing in the Fund with the ongoing costs of investing in other Funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other Funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as redemption fees, if applicable, exchange fees, or sales charges (loads). Therefore, the fourth and fifth data columns of the table are useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

                                                                            ENDING ACCOUNT
                                            ENDING ACCOUNT                   VALUE (BASED
                                             VALUE (BASED                   ON HYPOTHETICAL
                               BEGINNING       ON ACTUAL       EXPENSES      5% ANNUALIZED      EXPENSES
                                ACCOUNT       RETURNS AND        PAID         RETURN AND          PAID
                                 VALUE         EXPENSES)        DURING     ACTUAL EXPENSES)      DURING
SHARE CLASS                      5/1/09        10/31/09       PERIOD(1)        10/31/09        PERIOD(1)
INVESTOR CLASS SHARES          $1,000.00       $1,316.50        $ 9.52         $1,017.00         $ 8.29
--------------------------------------------------------------------------------------------------------

CLASS A SHARES                 $1,000.00       $1,316.80        $ 8.93         $1,017.50         $ 7.78
--------------------------------------------------------------------------------------------------------

CLASS B SHARES                 $1,000.00       $1,312.20        $13.87         $1,013.20         $12.08
--------------------------------------------------------------------------------------------------------

CLASS C SHARES                 $1,000.00       $1,311.10        $13.86         $1,013.20         $12.08
--------------------------------------------------------------------------------------------------------

CLASS I SHARES                 $1,000.00       $1,319.50        $ 6.84         $1,019.30         $5.95
--------------------------------------------------------------------------------------------------------


1. Expenses are equal to the Fund's annualized expense ratio of each class (1.63% for Investor Class, 1.53% for Class A, 2.38% for Class B and Class C and 1.17% for Class I) multiplied by the average account value over the period, divided by 365 and multiplied by 184 (to reflect the one-half year period). The table above represents the actual expenses incurred during the one-half year period.


                                                    mainstayinvestments.com    7

INDUSTRY COMPOSITION AS OF OCTOBER 31, 2009 (UNAUDITED)



Insurance                              8.2%
Thrifts & Mortgage Finance             6.3
Health Care Equipment & Supplies       5.4
Household Durables                     5.0
Chemicals                              4.8
Multi-Utilities                        4.4
Electronic Equipment & Instruments     4.1
Capital Markets                        4.0
Software                               3.8
Commercial Banks                       3.7
Aerospace & Defense                    2.9
Building Products                      2.9
Electric Utilities                     2.8
Health Care Providers & Services       2.8
Communications Equipment               2.7
IT Services                            2.7
Containers & Packaging                 2.6
Machinery                              2.6
Diversified Consumer Services          2.1
Pharmaceuticals                        2.1
Real Estate Investment Trusts          2.1
Energy Equipment & Services            2.0
Gas Utilities                          1.9
Distributors                           1.7
Wireless Telecommunication Services    1.7
Computers & Peripherals                1.6
Specialty Retail                       1.5
Household Products                     1.2
Professional Services                  1.1

Textiles, Apparel & Luxury Goods       1.1
Oil, Gas & Consumable Fuels            1.0
Food Products                          0.9
Biotechnology                          0.8
Semiconductors & Semiconductor
  Equipment                            0.7
Electrical Equipment                   0.5
Auto Components                        0.2
Hotels, Restaurants & Leisure          0.1
Short-Term Investment                  2.8
Other Assets, Less Liabilities         1.2
                                     -----
                                     100.0%
                                     =====



 See Portfolio of Investments beginning on page 11 for specific holdings within these categories.

TOP TEN HOLDINGS AS OF OCTOBER 31, 2009 (EXCLUDING SHORT-TERM INVESTMENT)


    1.  Silgan Holdings, Inc.
    2.  Armstrong World Industries, Inc.
    3.  Washington Federal, Inc.
    4.  Sybase, Inc.
    5.  Tupperware Brands Corp.
    6.  Ventas, Inc.
    7.  Endo Pharmaceuticals Holdings, Inc.
    8.  Platinum Underwriters Holdings, Ltd.
    9.  Federated Investors, Inc. Class B
   10.  Waddell & Reed Financial, Inc. Class A






8    MainStay U.S. Small Cap Fund

PORTFOLIO MANAGEMENT DISCUSSION AND ANALYSIS (UNAUDITED)

QUESTIONS ANSWERED BY MACKAY SHIELDS LLC (MACKAY SHIELDS), THE FUND'S FORMER SUBADVISOR, AND DAVID PEARL, CFA, WILLIAM PRIEST, CFA, AND MICHAEL WELHOELTER, CFA, OF EPOCH INVESTMENT PARTNERS, INC. (EPOCH), THE FUND'S SUBADVISOR.(1)

HOW DID MAINSTAY U.S. SMALL CAP FUND PERFORM RELATIVE TO ITS PEERS AND ITS BENCHMARK FOR THE 12-MONTH REPORTING PERIOD ENDED OCTOBER 31, 2009?

Excluding all sales charges, MainStay U.S. Small Cap Fund returned 26.91% for Investor Class shares, 27.05% for Class A shares, 25.99% for Class B shares and 26.00% for Class C shares for the 12 months ended October 31, 2009. Over the same period, the Fund's Class I shares returned 27.57%. All share classes outperformed the 11.82% return of the average Lipper(2) small-cap core fund and the 13.26% return of the Russell 2500(TM) Index(3) for the 12 months ended October 31, 2009. All share classes outperformed the 1.96% return of the Russell 2000(R) Value Index(4) during the reporting period. The Russell 2500(TM) Index is the Fund's broad-based securities-market index. See pages 5 and 6 for Fund returns with sales charges.

WERE THERE ANY SIGNIFICANT CHANGES IN THE FUND'S PORTFOLIO MANAGEMENT OR INVESTMENT APPROACH DURING THE REPORTING PERIOD?

In connection with a larger initiative by MacKay Shields to reposition and rationalize its investment capabilities, the Fund's Board of Trustees approved the replacement of MacKay Shields with Epoch as the Subadvisor to the Fund, effective June 29, 2009. For the period from November 1, 2008, to June 28, 2009, the Fund's performance figures referenced above reflect the performance of the Fund while it was managed by its former subadvisor, MacKay Shields.

Effective August 14, 2009, the Fund amended its principal risks and changed its primary benchmark index from the Russell 2000(R) Value Index to the Russell 2500(TM) Index. Effective September 8, 2009, the Fund changed its principal investment strategy and investment process. Effective October 30, 2009, the Fund changed its name from MainStay Small Company Value Fund to MainStay U.S. Small Cap Fund.

DURING THE REPORTING PERIOD, WHICH SECTORS MADE STRONG CONTRIBUTIONS TO THE FUND'S PERFORMANCE AND WHICH SECTORS WERE WEAK CONTRIBUTORS?

During the first eight months of the reporting period, the Fund saw strong contributions to performance relative to the Russell 2000(R) Value Index from the information technology, financials and consumer discretionary sectors, particularly during the market upturn. During the same portion of the reporting period, the health care, telecommunication services and energy sectors detracted from the Fund's performance relative to the Russell 2000(R) Value Index.

During the last four months of the reporting period, every sector with the exception of utilities contributed positively to the Fund's performance in relation to the Russell 2500(TM) Index. The most significant contributions to relative performance came from the industrials, materials and information technology sectors. The sectors that contributed the least to relative performance were consumer staples, financials and health care.

Stock selection during the last four months of the reporting period in most sectors was positive in relation to the Russell 2500(TM) Index, with significant contributions from the industrials, materials and information technology sectors. Stock selection within consumer staples and utilities detracted slightly. These were the only two sectors in which the Fund did not have positive contributions from stock selection relative to the Russell 2500(TM) Index during the last four months of the reporting period.

DURING THE REPORTING PERIOD, WHICH STOCKS WERE STRONG CONTRIBUTORS TO THE FUND'S ABSOLUTE PERFORMANCE AND WHICH STOCKS DETRACTED?

During the first eight months of the reporting period, the Fund saw strong contributions from its positions in STEC, a computer memory device manufacturer; Vishay

----------
Investments in common stocks and other equity securities are particularly subject to the risk of changing economic, stock market, industry and company conditions and the risks inherent in management's ability to anticipate such changes that can adversely affect the value of the Fund's holdings. Stocks of small-capitalization companies may be subject to greater price volatility, significantly lower trading volumes, cyclical, static or moderate growth prospects and greater spreads between bid and ask prices than stocks of larger companies. Small-capitalization companies may be more vulnerable to adverse business or market developments than large-capitalization companies. The principal risk of investing in value stocks is that they may never reach what the portfolio manager believes is their full value or that they may even go down in value. The Fund may experience a portfolio turnover rate of more than 100% and may generate taxable short-term capital gains.

1. During the reporting period, New York Life Investments delegated day-to-day portfolio management responsibilities to MacKay Shields from November 1, 2008, to June 29, 2009, and to Epoch beginning on June 29, 2009. MacKay Shields is an affiliate of New York Life Investments. "New York Life Investments" is a service mark used by New York Life Investment Management LLC.
2. See footnote on page 6 for more information on Lipper Inc.
3. See footnote on page 6 for more information on the Russell 2500(TM) Index.
4. See footnote on page 6 for more information on the Russell 2000((R)) Value Index.

                                                    mainstayinvestments.com    9

Intertechnology, a semiconductor and electronic components manufacturer; and ADC Telecommunications, a provider of broadband communications network infrastructure products and related services. All three stocks saw better-than-expected earnings during the first eight months of the reporting period. Detractors during this portion of the reporting period included transportation services company Pacer International, commercial bank National Penn Bancshares and specialty chemical provider Cabot.

During the last four months of the reporting period, the three strongest individual contributors to the Fund's absolute performance were footwear manufacturer Skechers U.S.A., paper products company Buckeye Technologies and building materials company Armstrong World Industries, all of which posted positive returns for this portion of the reporting period. The largest individual detractors during the last four months of the reporting period were homebuilder KB Home, marine contractor Cal Dive International and semiconductor manufacturer MEMC Electronics Materials, all of which generated negative returns.

DID THE FUND MAKE ANY SIGNIFICANT PURCHASES OR SALES DURING THE REPORTING
PERIOD?

During the first eight months of the reporting period, the Fund added apparel retailer Childrens Place Retail Stores and investment bank Jefferies Group. During the same portion of the reporting period, the Fund sold its position in Emulex, a semiconductor component and integrated circuit supplier after a takeover caused the company's stock price to rise. The Fund also sold its position in Alaska Airlines when share appreciation suggested that other opportunities might offer a better risk-adjusted return.

During the last four months of the reporting period, the Fund purchased positions in asset managers Federated Investors and Waddell & Reed Financial, as well as several insurance companies where prices were firming, including Hanover Insurance Group and Arthur J. Gallagher & Co. The Fund continued to focus on financial companies with strong capital bases or those with excess capital. Among the positions the Fund sold during the last four months of the reporting period were retail companies Chico's FAS, Foot Locker and AnnTaylor Stores. Many retailers had experienced a significant rebound in their stock prices, and the Fund sought potential opportunities among other retailers and other segments of the consumer discretionary sector.

WERE THERE ANY NOTABLE CHANGES IN THE FUND'S SECTOR WEIGHTINGS DURING THE REPORTING PERIOD?

During the first eight months of the reporting period, the Fund moderately increased its weightings in the information technology and health care sectors and decreased its weightings in the energy and consumer staples sectors.

During the last four months of the reporting period, the Fund increased its weightings in the financials and utilities sectors from underweight to overweight relative to the Russell 2500(TM) Index. The Fund reduced its exposure to the industrials sector from overweight to underweight relative to the new benchmark. The Fund reduced its information technology exposure from overweight to approximately a neutral position in relation to the Russell 2500(TM) Index.

HOW WAS THE FUND POSITIONED AT THE END OF THE REPORTING PERIOD?

As of October 31, 2009, the Fund had overweight positions relative to the Russell 2500(TM) Index in the financials and utility sectors. As of the same date, the Fund was underweight relative to the benchmark in the industrials sector.

On the premise that business investment would tend toward creating efficiencies rather than increasing capacity, the Fund remained very selective in its industrial and technology investments. When focusing on the consumer, the Fund emphasized value, whether it was in consumer staples, retailing or homebuilding. The Fund continued to treat the health care sector as generally undervalued, and pursued companies that the Subadvisor believed to be likely to fare well whatever direction health care reform might take. The Fund sought companies selling into emerging markets whose growth, spurred by strong stimulus programs, might be higher than that in the United States. In energy, the Fund invested in companies with reasonably stable prospects and strong backlogs from orders or hedges.

Overall, the Fund was positioned in strong businesses that tended to generate a high degree of reliable cash flow and that may be in a position to enhance shareholder value.


----------
The opinions expressed are those of the responders as of the date of this report and are subject to change. There is no guarantee that any forecast made will come to pass. This material does not constitute investment advice and is not intended as an endorsement of any specific investment.


10    MainStay U.S. Small Cap Fund

PORTFOLIO OF INVESTMENTS OCTOBER 31, 2009



                                        SHARES           VALUE
COMMON STOCKS 96.0%+
--------------------------------------------------------------

AEROSPACE & DEFENSE 2.9%
Alliant Techsystems, Inc. (a)           52,050   $   4,048,449
Curtiss-Wright Corp.                    85,300       2,543,646
Hexcel Corp. (a)                       163,700       1,800,700
                                                 -------------
                                                     8,392,795
                                                 -------------

AUTO COMPONENTS 0.2%
WABCO Holdings, Inc.                    29,959         710,627
                                                 -------------


BIOTECHNOLOGY 0.8%
Alkermes, Inc. (a)                     300,600       2,395,782
                                                 -------------


BUILDING PRODUCTS 2.9%
V  Armstrong World
  Industries, Inc. (a)                 190,600       7,099,850
Masco Corp.                            116,250       1,365,937
                                                 -------------
                                                     8,465,787
                                                 -------------

CAPITAL MARKETS 4.0%
V  Federated Investors, Inc.
  Class B                              219,800       5,769,750
V  Waddell & Reed Financial,
  Inc. Class A                         204,700       5,743,882
                                                 -------------
                                                    11,513,632
                                                 -------------

CHEMICALS 4.8%
International Flavors &
  Fragrances, Inc.                      78,150       2,976,734
Methanex Corp.                         217,750       3,734,412
Nalco Holding Co.                      176,350       3,729,802
Sensient Technologies Corp.            130,500       3,300,345
                                                 -------------
                                                    13,741,293
                                                 -------------

COMMERCIAL BANKS 3.7%
Investors Bancorp, Inc. (a)            305,302       3,309,474
Sterling Bancshares, Inc.              269,650       1,501,951
Texas Capital Bancshares,
  Inc. (a)                             114,750       1,671,907
UMB Financial Corp.                    108,200       4,303,114
                                                 -------------
                                                    10,786,446
                                                 -------------

COMMUNICATIONS EQUIPMENT 2.7%
3Com Corp. (a)                         809,501       4,160,835
ADC Telecommunications, Inc.
  (a)                                  338,750       2,198,487
Harmonic, Inc. (a)                     292,150       1,533,788
                                                 -------------
                                                     7,893,110
                                                 -------------

COMPUTERS & PERIPHERALS 1.6%
Electronics for Imaging, Inc.
  (a)                                  235,732       2,748,635
STEC, Inc. (a)                          89,750       1,913,470
                                                 -------------
                                                     4,662,105
                                                 -------------

CONTAINERS & PACKAGING 2.6%
V  Silgan Holdings, Inc.               136,950       7,361,062
                                                 -------------


DISTRIBUTORS 1.7%
Genuine Parts Co.                      140,750       4,924,843
                                                 -------------


DIVERSIFIED CONSUMER SERVICES 2.1%
Brinks Home Security
  Holdings, Inc. (a)                    81,500       2,524,870
Service Corp. International            522,900       3,592,323
                                                 -------------
                                                     6,117,193
                                                 -------------

ELECTRIC UTILITIES 2.8%
DPL, Inc.                              143,200       3,628,688
Westar Energy, Inc.                    237,350       4,545,252
                                                 -------------
                                                     8,173,940
                                                 -------------

ELECTRICAL EQUIPMENT 0.5%
Woodward Governor Co.                   62,512       1,469,657
                                                 -------------


ELECTRONIC EQUIPMENT & INSTRUMENTS 4.1%
DTS, Inc. (a)                          156,349       4,416,859
Jabil Circuit, Inc.                    207,650       2,778,357
Methode Electronics, Inc.              176,667       1,280,836
TTM Technologies, Inc. (a)             335,200       3,408,984
                                                 -------------
                                                    11,885,036
                                                 -------------

ENERGY EQUIPMENT & SERVICES 2.0%
Cal Dive International, Inc.
  (a)                                  419,550       3,222,144
SEACOR Holdings, Inc. (a)               33,102       2,690,200
                                                 -------------
                                                     5,912,344
                                                 -------------

FOOD PRODUCTS 0.9%
Corn Products International,
  Inc.                                  95,850       2,701,053
                                                 -------------


GAS UTILITIES 1.9%
ONEOK, Inc.                            154,100       5,579,961
                                                 -------------


HEALTH CARE EQUIPMENT & SUPPLIES 5.4%
Haemonetics Corp. (a)                   59,250       3,051,375
Inverness Medical
  Innovations, Inc. (a)                102,600       3,899,826
SonoSite, Inc. (a)                     187,600       4,650,604
Teleflex, Inc.                          81,800       4,069,550
                                                 -------------
                                                    15,671,355
                                                 -------------

HEALTH CARE PROVIDERS & SERVICES 2.8%
Bio-Reference Laboratories,
  Inc. (a)                              76,950       2,487,794
DaVita, Inc. (a)                       104,250       5,528,377
                                                 -------------
                                                     8,016,171
                                                 -------------

HOTELS, RESTAURANTS & LEISURE 0.1%
Multimedia Games, Inc. (a)              36,370         178,577
                                                 -------------




 + Percentages indicated are based on Fund net assets.
V Among the Fund's 10 largest holdings, as of October 31, 2009, excluding short-term investment. May be subject to change daily.

The notes to the financial statements are an integral part of, and should be
read in conjunction with, the financial statements.     mainstayinvestments.com
                                                                              11


                                        SHARES           VALUE
COMMON STOCKS (CONTINUED)
HOUSEHOLD DURABLES 5.0%
KB Home                                330,700   $   4,689,326
Ryland Group, Inc. (The)               184,450       3,421,547
V  Tupperware Brands Corp.             140,550       6,327,561
                                                 -------------
                                                    14,438,434

                                                 -------------

HOUSEHOLD PRODUCTS 1.2%
Church & Dwight Co., Inc.               60,500       3,441,240
                                                 -------------



INSURANCE 8.2%
Arthur J. Gallagher & Co.              206,200       4,600,322
Aspen Insurance Holdings,
  Ltd.                                 118,271       3,051,392
Hanover Insurance Group, Inc.
  (The)                                105,550       4,440,489
V  Platinum Underwriters
  Holdings, Ltd.                       163,398       5,844,746
Validus Holdings, Ltd.                 222,630       5,632,539
                                                 -------------
                                                    23,569,488
                                                 -------------

IT SERVICES 2.7%
Acxiom Corp. (a)                       279,187       3,205,067
NeuStar, Inc. Class A (a)              195,000       4,504,500
                                                 -------------
                                                     7,709,567
                                                 -------------

MACHINERY 2.6%
Kennametal, Inc.                       136,400       3,213,584
Wabtec Corp.                           113,800       4,183,288
                                                 -------------
                                                     7,396,872
                                                 -------------

MULTI-UTILITIES 4.4%
CMS Energy Corp.                       261,200       3,473,960
NSTAR                                  128,000       3,961,600
Vectren Corp.                          234,050       5,275,487
                                                 -------------
                                                    12,711,047
                                                 -------------

OIL, GAS & CONSUMABLE FUELS 1.0%
Southern Union Co.                     143,100       2,800,467
                                                 -------------


PHARMACEUTICALS 2.1%
V  Endo Pharmaceuticals
  Holdings, Inc. (a)                   265,300       5,942,720
                                                 -------------


PROFESSIONAL SERVICES 1.1%
IHS, Inc. Class A (a)                   60,250       3,118,540
                                                 -------------


REAL ESTATE INVESTMENT TRUSTS 2.1%
V  Ventas, Inc.                        149,250       5,989,403
                                                 -------------


SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT 0.7%
MEMC Electronic Materials,
  Inc. (a)                             170,350       2,115,747
                                                 -------------


SOFTWARE 3.8%
Rovi Corp. (a)                          91,100       2,509,805
V  Sybase, Inc. (a)                    171,750       6,794,430
THQ, Inc. (a)                          299,300       1,565,339
                                                 -------------
                                                    10,869,574
                                                 -------------

SPECIALTY RETAIL 1.5%
GameStop Corp. Class A (a)             176,950       4,298,116
                                                 -------------


TEXTILES, APPAREL & LUXURY GOODS 1.1%
Warnaco Group, Inc. (The) (a)           76,300       3,092,439
                                                 -------------


THRIFTS & MORTGAGE FINANCE 6.3%
Bank Mutual Corp.                      272,493       1,912,901
Brookline Bancorp, Inc.                266,000       2,604,140
First Niagara Financial
  Group, Inc.                          317,950       4,082,478
Hudson City Bancorp, Inc.              195,400       2,567,556
V  Washington Federal, Inc.            411,450       7,056,367
                                                 -------------
                                                    18,223,442
                                                 -------------

WIRELESS TELECOMMUNICATION SERVICES 1.7%
Syniverse Holdings, Inc. (a)           283,150       4,850,360
                                                 -------------
Total Common Stocks
  (Cost $270,516,723)                              277,120,225
                                                 -------------



                                     PRINCIPAL
                                        AMOUNT

SHORT-TERM INVESTMENT 2.8%
--------------------------------------------------------------

REPURCHASE AGREEMENT 2.8%
State Street Bank and Trust
  Co.
  0.01%, dated 10/30/09
  due 11/2/09
  Proceeds at Maturity
  $7,928,836 (Collateralized
  by a United States Treasury
  Bill with a rate of 0.066%
  and a maturity date of
  12/24/09, with a Principal
  Amount of $8,090,000 and a
  Market Value of $8,089,191)       $7,928,830       7,928,830
                                                 -------------
Total Short-Term Investment
  (Cost $7,928,830)                                  7,928,830
                                                 -------------
Total Investments
  (Cost $278,445,553) (b)                 98.8%    285,049,055
Other Assets,
  Less Liabilities                         1.2       3,514,730
                                         -----    ------------
Net Assets                               100.0%  $ 288,563,785
                                         =====    ============








12    MainStay U.S. Small Cap Fund  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

(a)  Non-income producing security.
(b)  At October 31, 2009, cost is $279,608,027
     for federal income tax purposes and net
     unrealized appreciation is as follows:



Gross unrealized appreciation      $ 18,663,992
Gross unrealized depreciation       (13,222,964)
                                   ------------
Net unrealized appreciation        $  5,441,028
                                   ============





The following is a summary of the fair valuations according to the inputs used as of October 31, 2009, for valuing the Fund's assets.

ASSET VALUATION INPUTS


                                                      QUOTED
                                                   PRICES IN
                                                      ACTIVE   SIGNIFICANT
                                                 MARKETS FOR         OTHER     SIGNIFICANT
                                                   IDENTICAL    OBSERVABLE    UNOBSERVABLE
                                                      ASSETS        INPUTS          INPUTS
 DESCRIPTION                                       (LEVEL 1)     (LEVEL 2)       (LEVEL 3)           TOTAL
 Investments in Securities
 Common Stocks                                  $277,120,225    $       --        $     --    $277,120,225
 Short-Term Investment
   Repurchase Agreement                                   --     7,928,830              --       7,928,830
                                                ------------    ----------        --------    ------------
 Total Investments in Securities                $277,120,225    $7,928,830             $--    $285,049,055
                                                ============    ==========        ========    ============




 At October 31, 2009, the Portfolio did not hold any investments with significant unobservable inputs (Level 3).


The notes to the financial statements are an integral part of, and should be
read in conjunction with, the financial statements.     mainstayinvestments.com
                                                                              13

STATEMENT OF ASSETS AND LIABILITIES AS OF OCTOBER 31, 2009


ASSETS:
Investment in securities, at value
  (identified cost $278,445,553)     $ 285,049,055
Receivables:
  Investment securities sold             5,655,322
  Dividends and interest                   182,948
  Fund shares sold                         173,834
Other assets                                19,639
                                     -------------
     Total assets                      291,080,798
                                     -------------
LIABILITIES:
Payables:
  Investment securities purchased        1,699,206
  Fund shares redeemed                     308,382
  Transfer agent (See Note 3)              233,946
  Manager (See Note 3)                     151,912
  NYLIFE Distributors (See Note 3)          56,882
  Professional fees                         29,736
  Shareholder communication                 27,662
  Custodian                                  4,645
  Trustees                                     840
Accrued expenses                             3,802
                                     -------------
     Total liabilities                   2,517,013
                                     -------------
Net assets                           $ 288,563,785
                                     =============
COMPOSITION OF NET ASSETS:
Share of beneficial interest
  outstanding
  (par value of $.01 per share)
  unlimited number of shares
  authorized                         $     229,977
Additional paid-in capital             537,749,336
                                     -------------
                                       537,979,313
Accumulated net realized loss on
  investments and futures
  transactions                        (256,019,030)
Net unrealized appreciation on
  investments                            6,603,502
                                     -------------
Net assets                           $ 288,563,785
                                     =============
INVESTOR CLASS
Net assets applicable to
  outstanding shares                 $  25,831,999
                                     =============
Shares of beneficial interest
  outstanding                            2,063,258
                                     =============
Net asset value per share
  outstanding                        $       12.52
Maximum sales charge (5.50% of
  offering price)                             0.73
                                     -------------
Maximum offering price per share
  outstanding                        $       13.25
                                     =============
CLASS A
Net assets applicable to
  outstanding shares                 $  66,905,109
                                     =============
Shares of beneficial interest
  outstanding                            5,349,187
                                     =============
Net asset value per share
  outstanding                        $       12.51
Maximum sales charge (5.50% of
  offering price)                             0.73
                                     -------------
Maximum offering price per share
  outstanding                        $       13.24
                                     =============
CLASS B
Net assets applicable to
  outstanding shares                 $  23,353,823
                                     =============
Shares of beneficial interest
  outstanding                            1,943,624
                                     =============
Net asset value and offering price
  per share outstanding              $       12.02
                                     =============
CLASS C
Net assets applicable to
  outstanding shares                 $  17,047,849
                                     =============
Shares of beneficial interest
  outstanding                            1,419,675
                                     =============
Net asset value and offering price
  per share outstanding              $       12.01
                                     =============
CLASS I
Net assets applicable to
  outstanding shares                 $ 155,425,005
                                     =============
Shares of beneficial interest
  outstanding                           12,221,923
                                     =============
Net asset value and offering price
  per share outstanding              $       12.72
                                     =============






14    MainStay U.S. Small Cap Fund  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

STATEMENT OF OPERATIONS FOR THE YEAR ENDED OCTOBER 31, 2009


INVESTMENT INCOME:
INCOME:
  Dividends (a)                      $  3,153,501
  Interest                                  1,860
                                     ------------
     Total income                       3,155,361
                                     ------------
EXPENSES:
  Manager (See Note 3)                  1,826,214
  Transfer agent--Investor Class
     (See Note 3)                         118,060
  Transfer agent--Class A (See Note
     3)                                   278,088
  Transfer agent--Classes B and C
     (See Note 3)                         208,607
  Transfer agent--Class I (See Note
     3)                                   516,107
  Shareholder communication               324,119
  Distribution/Service--Investor
     Class (See Note 3)                    47,547
  Distribution/Service--Class A
     (See Note 3)                         137,056
  Service--Class B (See Note 3)            45,700
  Service--Class C (See Note 3)            35,911
  Distribution--Class B (See Note
     3)                                   137,099
  Distribution--Class C (See Note
     3)                                   107,732
  Professional fees                        90,449
  Registration                             81,268
  Custodian                                22,744
  Trustees                                  6,819
  Miscellaneous                            37,669
                                     ------------
     Total expenses before waiver       4,021,189
  Expense waiver from Manager (See
     Note 3)                             (914,740)
                                     ------------
       Net expenses                     3,106,449
                                     ------------
Net investment income                      48,912
                                     ------------
REALIZED AND UNREALIZED GAIN (LOSS) ON
INVESTMENTS:
Net realized loss on:
  Security transactions               (44,838,744)
  Futures transactions                     (9,114)
                                     ------------
Net realized loss on investments
  and futures transactions            (44,847,858)
                                     ------------
Net change in unrealized
  appreciation (depreciation) on:
  Investments                          95,304,878
  Futures contracts                      (567,308)
                                     ------------
Net change in unrealized
  depreciation on investments and
  futures contracts                    94,737,570
                                     ------------
Net realized and unrealized gain on
  investments and futures
  transactions                         49,889,712
                                     ------------
Net increase in net assets
  resulting from operations          $ 49,938,624
                                     ============



(a) Dividends recorded net of foreign withholding taxes in the amount of $3,488.


The notes to the financial statements are an integral part of, and should be
read in conjunction with, the financial statements.     mainstayinvestments.com
                                                                              15

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEARS ENDED OCTOBER 31, 2009 AND OCTOBER 31, 2008


                                       2009             2008
INCREASE (DECREASE) IN NET ASSETS:
Operations:
 Net investment income        $      48,912   $    7,310,737
 Net realized loss on
  investments and futures
  transactions                  (44,847,858)    (190,766,652)
 Net change in unrealized
  depreciation on
  investments and futures
  contracts                      94,737,570      (55,255,316)
                              ------------------------------
 Net increase (decrease) in
  net assets resulting from
  operations                     49,938,624     (238,711,231)
                              ------------------------------

Dividends and distributions to
 shareholders:
 From net investment income:
    Investor Class                 (250,167)              --
    Class A                      (1,268,569)      (1,870,802)
    Class B                        (177,128)              --
    Class C                        (205,306)              --
    Class I                      (3,284,545)      (7,498,289)
                              ------------------------------
                                 (5,185,715)      (9,369,091)
                              ------------------------------
 From net realized gain on investments:
    Class A                              --      (28,928,748)
    Class B                              --       (3,462,812)
    Class C                              --       (5,460,212)
    Class I                              --      (57,146,695)
                              ------------------------------
                                         --      (94,998,467)
                              ------------------------------
 Total dividends and
  distributions to
  shareholders                   (5,185,715)    (104,367,558)
                              ------------------------------

Capital share transactions:
 Net proceeds from sale of
  shares                      $ 105,241,136   $  135,834,496
 Net asset value of shares
  issued in connection with
  the acquisition of
  MainStay Small Cap Value
  Fund                           28,616,643               --
 Net asset value of shares
  issued to shareholders in
  reinvestment of dividends
  and distributions               4,832,572       93,050,364
 Cost of shares redeemed       (115,704,130)    (683,885,456)
                              ------------------------------
    Increase (decrease) in
     net assets derived from
     capital share
     transactions                22,986,221     (455,000,596)
                              ------------------------------
    Net increase (decrease)
     in net assets               67,739,130     (798,079,385)

NET ASSETS:
Beginning of year               220,824,655    1,018,904,040
                              ------------------------------
End of year                   $ 288,563,785   $  220,824,655
                              ==============================
Accumulated undistributed
 net investment income at
 end of year                  $          --   $    4,695,596
                              ==============================






16    MainStay U.S. Small Cap Fund  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

                       This page intentionally left blank



                                                   mainstayinvestments.com    17

FINANCIAL HIGHLIGHTS SELECTED PER SHARE DATA AND RATIOS


                                               INVESTOR CLASS
                                     ---------------------------------
                                                          FEBRUARY 28,
                                                             2008**
                                      YEAR ENDED             THROUGH
                                     OCTOBER 31,           OCTOBER 31,

                                     ---------------------------------
                                         2009                 2008
Net asset value at
  beginning of period                  $ 10.14               $ 13.86
                                       -------               -------
Net investment income
  (loss) (a)                             (0.03)                 0.10
Net realized and unrealized
  gain (loss) on
  investments                             2.63                 (3.82)
                                       -------               -------
Total from investment
  operations                              2.60                 (3.72)
                                       -------               -------
Less dividends and
  distributions:
  From net investment
     income                              (0.22)                   --
  From net realized gain on
     investments                            --                    --
                                       -------               -------
Total dividends and
  distributions                          (0.22)                   --
                                       -------               -------
Net asset value at end of
  period                               $ 12.52               $ 10.14
                                       =======               =======
Total investment return (b)              26.91%               (26.91%)(c)
Ratios (to average net
  assets)/Supplemental
  Data:
  Net investment income
     (loss)                              (0.28%)                1.10% ++
  Net expenses                            1.66%                 1.80% ++
  Expenses (before waiver)                2.02%                 1.83% ++
Portfolio turnover rate                    218%                  158%
Net assets at end of period
  (in 000's)                           $25,832               $11,480




                                                   CLASS B
                             ---------------------------------------------------
                                            YEAR ENDED OCTOBER 31,

                             ---------------------------------------------------
                               2009       2008       2007       2006       2005
Net asset value at
  beginning of period        $  9.70    $ 17.94    $ 19.25    $ 19.18    $ 18.38
                             -------    -------    -------    -------    -------
Net investment income
  (loss) (a)                   (0.09)      0.06      (0.08)     (0.21)     (0.22)
Net realized and unrealized
  gain (loss) on
  investments                   2.54      (6.29)     (1.23)      2.08       3.93
                             -------    -------    -------    -------    -------
Total from investment
  operations                    2.45      (6.23)     (1.31)      1.87       3.71
                             -------    -------    -------    -------    -------
Less dividends and
  distributions:
  From net investment
     income                    (0.13)        --         --         --         --
  From net realized gain on
     investments                  --      (2.01)        --      (1.80)     (2.91)
                             -------    -------    -------    -------    -------
Total dividends and
  distributions                (0.13)     (2.01)        --      (1.80)     (2.91)
                             -------    -------    -------    -------    -------
Net asset value at end of
  period                     $ 12.02    $  9.70    $ 17.94    $ 19.25    $ 19.18
                             =======    =======    =======    =======    =======
Total investment return (b)    25.99%    (38.56%)    (6.81%)    10.32%     21.59%
Ratios (to average net
  assets)/Supplemental
  Data:
  Net investment income
     (loss)                    (0.95%)     0.47%     (0.41%)    (1.12%)    (1.19%)
  Net expenses                  2.38%      2.44%      2.41%      2.39%      2.41%
  Expenses (before waiver)      2.78%      2.66%      2.41%      2.39%      2.41%
Portfolio turnover rate          218%       158%       134%       124%       159%
Net assets at end of period
  (in 000's)                 $23,354    $13,305    $32,502    $46,112    $48,496




**   Commencement of operations.
++   Annualized.
++   Less than one cent per share.
(a)  Per share data based on average shares outstanding during the period.
(b)  Total return is calculated exclusive of sales charges and assumes the reinvestment of dividends and distributions. Class I shares are not subject to sales charges.
(c)  Total return is not annualized.





18    MainStay U.S. Small Cap Fund  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

FINANCIAL HIGHLIGHTS SELECTED PER SHARE DATA AND RATIOS


                                                    CLASS A
      --------------------------------------------------------------------------------------------------



                                            YEAR ENDED OCTOBER 31,

      --------------------------------------------------------------------------------------------------
        2009                  2008                  2007                   2006                   2005
      $ 10.14               $ 18.65               $  19.87               $  19.60               $  18.58
      -------               -------               --------               --------               --------
         0.00 ++               0.17                   0.07                  (0.07)                 (0.08)
         2.61                 (6.55)                 (1.29)                  2.14                   4.01
      -------               -------               --------               --------               --------
         2.61                 (6.38)                 (1.22)                  2.07                   3.93
      -------               -------               --------               --------               --------

        (0.24)                (0.12)                    --                     --                     --
           --                 (2.01)                    --                  (1.80)                 (2.91)
      -------               -------               --------               --------               --------
        (0.24)                (2.13)                    --                  (1.80)                 (2.91)
      -------               -------               --------               --------               --------
      $ 12.51               $ 10.14               $  18.65               $  19.87               $  19.60
      =======               =======               ========               ========               ========
        27.05%               (38.10%)                (6.09%)                11.20%                 22.66%

         0.01%                 1.24%                  0.33%                 (0.39%)                (0.44%)
         1.54%                 1.65%                  1.66%                  1.64%                  1.66%
         1.92%                 1.84%                  1.66%                  1.64%                  1.66%
          218%                  158%                   134%                   124%                   159%
      $66,905               $64,527               $301,031               $502,182               $194,615




                                                     CLASS C
      ----------------------------------------------------------------------------------------------------
                                             YEAR ENDED OCTOBER 31,

      ----------------------------------------------------------------------------------------------------
        2009                  2008                  2007                    2006                     2005
      $  9.70               $ 17.94               $ 19.26                 $  19.19                 $ 18.37
      -------               -------               -------                 --------                 -------
        (0.08)                 0.06                 (0.09)                   (0.21)                  (0.22)
         2.53                 (6.29)                (1.23)                    2.08                    3.95
      -------               -------               -------                 --------                 -------
         2.45                 (6.23)                (1.32)                    1.87                    3.73
      -------               -------               -------                 --------                 -------

        (0.14)                   --                    --                       --                      --
           --                 (2.01)                   --                    (1.80)                  (2.91)
      -------               -------               -------                 --------                 -------
        (0.14)                (2.01)                   --                    (1.80)                  (2.91)
      -------               -------               -------                 --------                 -------
      $ 12.01               $  9.70               $ 17.94                 $  19.26                 $ 19.19
      =======               =======               =======                 ========                 =======
        26.00%               (38.60%)               (6.80%)                  10.32%                  21.72%

        (0.83%)                0.45%                (0.44%)                  (1.14%)                 (1.19%)
         2.39%                 2.45%                 2.41%                    2.39%                   2.41%
         2.81%                 2.67%                 2.41%                    2.39%                   2.41%
          218%                  158%                  134%                     124%                    159%
      $17,048               $15,123               $54,264                 $120,414                 $48,316




The notes to the financial statements are an integral part of, and should be
read in conjunction with, the financial statements.      mainstayinvestments.com
                                                                              19

FINANCIAL HIGHLIGHTS SELECTED PER SHARE DATA AND RATIOS


                                                               CLASS I
                                    -------------------------------------------------------------
                                                        YEAR ENDED OCTOBER 31,

                                    -------------------------------------------------------------
                                      2009          2008         2007         2006         2005
Net asset value at beginning of
  Period                            $  10.34      $  19.03     $  20.18     $  19.79     $  18.67
                                    --------      --------     --------     --------     --------
Net investment income (a)               0.04          0.24         0.17         0.02         0.01
Net realized and unrealized gain
  (loss) on investments                 2.65         (6.69)       (1.32)        2.17         4.02
                                    --------      --------     --------     --------     --------
Total from investment operations        2.69         (6.45)       (1.15)        2.19         4.03
                                    --------      --------     --------     --------     --------
Less dividends and distributions:
  From net investment income           (0.31)        (0.23)       (0.00)++        --           --
  From net realized gain on
     investments                          --         (2.01)          --        (1.80)       (2.91)
                                    --------      --------     --------     --------     --------
Total dividends and distributions      (0.31)        (2.24)       (0.00)++     (1.80)       (2.91)
                                    --------      --------     --------     --------     --------
Net asset value at end of Period    $  12.72      $  10.34     $  19.03     $  20.18     $  19.79
                                    ========      ========     ========     ========     ========
Total investment return (b)            27.57%       (37.81%)      (5.69%)      11.73%       23.15%
Ratios (to average net
  assets)/Supplemental Data:
  Net investment income                 0.39%         1.69%        0.81%        0.09%        0.06%
  Net expenses                          1.18%         1.20%        1.19%        1.17%        1.16%
  Expenses (before waiver)              1.68%         1.48%        1.35%        1.17%        1.16%
Portfolio turnover rate                  218%          158%         134%         124%         159%
Net assets at end of Period (in
  000's)                            $155,425      $116,390     $631,108     $862,439     $317,602



++   Less than one cent per share.
(a)  Per share data based on average shares outstanding during the period.
(b)  Total return is calculated exclusive of sales charges and assumes the reinvestment of dividends and distributions. Class I shares are not subject to sales charges.





20    MainStay U.S. Small Cap Fund  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

NOTES TO FINANCIAL STATEMENTS

NOTE 1--ORGANIZATION AND BUSINESS:

Eclipse Funds (the "Trust") was organized on July 30, 1986, as a Massachusetts business trust. The Trust is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end management investment company, and is comprised of two funds (collectively referred to as the "Funds"). These financial statements and notes relate only to the MainStay U.S. Small Cap Fund (the "Fund"), a diversified fund. Effective January 30, 2009, the Fund changed its principal investment strategy, investment process and principal risks. Effective February 13, 2009, the Fund changed its name from MainStay Small Cap Opportunity Fund to MainStay Small Company Value Fund. Effective at the opening of the U.S. financial markets on June 29, 2009, the Fund's Board of Trustees appointed Epoch Investment Partners, Inc. as interim subadvisor. Effective September 8, 2009, the Fund changed its investment strategy and investment process. Effective October 30, 2009, the Fund's shareholders approved the retention of Epoch Investment Partners, Inc. as the Fund's subadvisor and the Fund changed its name from MainStay Small Company Value Fund to its present name.

The Fund currently offers five classes of shares. Class I shares commenced operations on January 12, 1987. Class A shares and Class B shares commenced operations on January 2, 2004. Class C shares commenced operations on December 30, 2002. Investor Class shares commenced operations on February 28, 2008. Investor Class and Class A shares are offered at net asset value ("NAV") per share plus an initial sales charge. No sales charge applies on investments of $1 million or more (and certain other qualified purchases) in Investor Class and Class A shares, but a contingent deferred sales charge is imposed on certain redemptions of such shares within one year of the date of purchase. Class B shares and Class C shares are offered at NAV without an initial sales charge, although a declining contingent deferred sales charge may be imposed on redemptions made within six years of purchase of Class B shares and a 1.00% contingent deferred sales charge may be imposed on redemptions made within one year of purchase of Class C shares. Class I shares are offered at NAV and are not subject to a sales charge. Depending upon eligibility, Class B shares convert to either Investor Class or Class A shares eight years after the date they were purchased. Additionally, depending upon eligibility, Investor Class shares may convert to Class A shares and Class A shares may convert to Investor Class shares. The five classes of shares have the same voting (except for issues that relate solely to one class), dividend, liquidation and other rights, and bear the same conditions except that Class B and Class C shares are subject to higher distribution and service fee rates than Investor Class and Class A shares under a distribution plan pursuant to Rule 12b-1 under the 1940 Act. Class I shares are not subject to a distribution or service fee.

The Fund's investment objective is to seek long-term capital appreciation by investing primarily in securities of small-cap companies.

NOTE 2--SIGNIFICANT ACCOUNTING POLICIES:

The Fund prepares its financial statements in accordance with accounting principles generally accepted in the United States of America and follows the significant accounting policies described below.

(A) SECURITIES VALUATION. Equity securities are valued at the latest quoted sales prices as of the close of trading on the New York Stock Exchange (generally 4:00 p.m. Eastern time) on each day the Fund is open for business ("valuation date"). Securities that are not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Prices normally are taken from the principal market in which each security trades. Futures contracts are valued at the last posted settlement price on the market where such futures are primarily traded. Investments in other mutual funds are valued at their NAVs as of the close of the New York Stock Exchange on the valuation date.

Temporary cash investments acquired over 60 days prior to maturity are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Other temporary cash investments which mature in 60 days or less ("short-term investments") are valued at amortized cost. The amortized cost method involves valuing a security at its cost on the date of purchase and thereafter assuming a constant amortization to maturity of the difference between the principal amount due at maturity and cost.

Securities for which market quotations are not readily available are valued by methods deemed in good faith by the Fund's Board of Trustees to represent fair value. Equity and non-equity securities which may be valued in this manner include, but are not limited to: (i) a security the trading for which has been halted or suspended; (ii) a debt security that has recently gone into default and for which there is not a current market quotation; (iii) a security of an issuer that has entered into a restructuring; (iv) a security that has been de-listed from a national exchange; (v) a security the market price of which is not available from an independent pricing source or, if so provided, does not, in the opinion of the Fund's Manager or Subadvisor, as defined in Note 3(A), reflect the security's market value; and (vi) a security where the trading on that security's principal market is temporarily closed at a time when, under normal conditions, it would be open. At October 31, 2009, the Fund did not hold securities that were valued in such a manner.

"Fair Value" is defined as the price that the Fund would receive upon selling an investment in an orderly transaction to an independent buyer in the principal or most

                                                   mainstayinvestments.com    21
advantageous market of the investment. Fair value measurements are determined within a framework that has established a three-tier hierarchy which maximizes the use of observable market data and minimizes the use of unobservable inputs to establish classification of fair value measurements for disclosure purposes. "Inputs" refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk, such as the risk inherent in a particular valuation technique used to measure fair value using a pricing model and/or the risk inherent in the inputs for the valuation technique. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity's own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the information available in the circumstances. The inputs or methodology used for valuing securities may not be an indication of the risks associated with investing in those securities. The three-tier hierarchy of inputs is summarized in the three broad Levels listed below.

- Level 1--quoted prices in active markets for identical investments

- Level 2--other significant observable inputs (including quoted prices for similar investments in active markets, interest rates and yield curves, prepayment speeds, credit risks, etc.)

- Level 3--significant unobservable inputs (including the Fund's own assumptions about the assumptions that market participants would use in determining the fair value of investments)

The aggregate value by input level, as of October 31, 2009, for the Fund's investments is included at the end of the Fund's Portfolio of Investments.

The valuation techniques that may have been used by the Fund to measure fair value during the year ended October 31, 2009, maximized the use of observable inputs and minimized the use of unobservable inputs. The Fund may have utilized some of the following fair value techniques: multi-dimensional relational pricing models, option adjusted spread pricing and estimating the price that would have prevailed in a liquid market for an international equity security given information available at the time of evaluation, when there are significant events after the close of local foreign markets. For the year ended October 31, 2009, there have been no changes to the fair value methodologies.

(B) FEDERAL INCOME TAXES. The Fund's policy is to comply with the requirements of the Internal Revenue Code of 1986, as amended (the "Internal Revenue Code") applicable to regulated investment companies and to distribute all of the taxable income to the shareholders of the Fund within the allowable time limits. Therefore, no federal income tax provision is required.

Management evaluates its tax positions to determine if the tax positions taken meet the minimum recognition threshold in connection with accounting for uncertainties in income tax positions taken or expected to be taken for the purposes of measuring and recognizing tax liabilities in the financial statements. Recognition of tax benefits of an uncertain tax position is required only when the position is "more likely than not" to be sustained assuming examination by taxing authorities. Management has analyzed the Fund's tax positions taken on federal income tax returns for all open tax years (current and prior three tax years), and has concluded that no provision for federal income tax is required in the Fund's financial statements. The Fund's federal and state income and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state departments of revenue.

(C) DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS. Dividends and distributions are recorded on the ex-dividend date. The Fund intends to declare and pay dividends of net investment income and distributions of net realized capital and currency gains, if any, annually. All dividends and distributions are reinvested in shares of the Fund, at NAV, unless the shareholder elects otherwise. Dividends and distributions to shareholders are determined in accordance with federal income tax regulations and may differ from generally accepted accounting principles in the United States of America.

(D) SECURITY TRANSACTIONS AND INVESTMENT INCOME. The Fund records security transactions on the trade date. Realized gains and losses on security transactions are determined using the identified cost method. Dividend income is recognized on the ex-dividend date and interest income is accrued as earned using the effective interest rate method. Discounts and premiums on short-term investments are accreted and amortized, respectively, on the straight-line method.

Investment income and realized and unrealized gains and losses on investments of the Fund are allocated to separate classes of shares pro rata based upon their relative net assets on the date the income is earned or realized and unrealized gains and losses are incurred.

(E) EXPENSES. Expenses of the Trust are allocated to the individual Funds in proportion to the net assets of the respective Funds when the expenses are incurred, except where direct allocations of expenses can be made. Expenses (other than transfer agent expenses and fees incurred under the shareholder services plans and the distribution plans further discussed in Note 3(B)) are allocated to separate


22    MainStay U.S. Small Cap Fund
classes of shares pro rata based upon their relative NAV on the date the expenses are incurred. The expenses borne by the Fund, including those of related parties to the Fund, are shown in the Statement of Operations.

(F) USE OF ESTIMATES. In preparing financial statements in conformity with accounting principles generally accepted in the United States of America, management makes estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

(G) REPURCHASE AGREEMENTS. The Fund may enter into repurchase agreements to earn income. The Fund may enter into repurchase agreements only with financial institutions that are deemed by the Manager or Subadvisor, if any, to be creditworthy, pursuant to guidelines established by the Fund's Board of Trustees. Repurchase agreements are considered under the 1940 Act to be collateralized loans by a Fund to the seller secured by the securities transferred to the Fund.

When the Fund invests in repurchase agreements, the Fund's custodian takes possession of the collateral pledged for investments in such repurchase agreements. The underlying collateral is valued daily on a mark-to-market basis to determine that the value, including accrued interest, exceeds the repurchase price. In the event of the seller's default of the obligation to repurchase, the Fund has the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. Under certain circumstances, in the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral may be subject to legal proceedings and possible realized loss to the Fund.

(H) FUTURES CONTRACTS. A futures contract is an agreement to purchase or sell a specified quantity of an underlying instrument at a specified future date and price, or to make or receive a cash payment based on the value of a financial instrument (i.e., foreign currency, interest rate, security, or securities index.) The Fund is subject to equity price risk and interest rate risk in the normal course of investing in these transactions. During the period the futures contract is open, changes in the value of the contract are recognized as unrealized gains or losses by "marking to market" such contract on a daily basis to reflect the market value of the contract at the end of each day's trading. The Fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in the value of the contract. Such receipts or payments are known as "variation margin". When the futures contract is closed, the Fund records a realized gain or loss equal to the difference between the proceeds from (or cost of) the closing transaction and the Fund's basis in the contract.

The use of futures contracts involves, to varying degrees, elements of market risk in excess of the amount recognized in the Statement of Assets and Liabilities. The contract or notional amounts and variation margin reflect the extent of the Fund's involvement in open futures positions. Risks arise from the possible imperfect correlation in movements in the price of futures contracts, interest rates and the underlying hedged assets, and the possible inability of counterparties to meet the terms of their contracts. However, the Fund's activities in futures contracts have minimal counterparty risk as they are conducted through regulated exchanges that guarantee the futures against default by the counterparty. The Fund invests in futures contracts to provide an efficient means of maintaining liquidity while being fully invested in the market. The Fund's investment in futures contracts and other derivatives may increase the volatility of the Fund's NAV and may result in a loss to the Fund.

(I) SECURITIES LENDING. In order to realize additional income, the Fund may engage in securities lending, subject to the limitations set forth in the 1940 Act, and relevant guidance by the staff of the Securities and Exchange Commission. In the event the Fund does engage in securities lending, the Fund will lend through its custodian, State Street Bank and Trust Company ("State Street"). State Street will manage the Fund's cash collateral in accordance with the Lending Agreement between the Fund and State Street, and indemnify the Fund's portfolio against counterparty risk. The loans will be collateralized by cash or securities at least equal at all times to the market value of the securities loaned. Collateral will consist of U.S. Government securities, cash equivalents or irrevocable letters of credit. The Fund may bear the risk of delay in recovery of, or loss of rights in, the securities loaned should the borrower of the securities experience financial difficulty. The Fund may also record realized gain or loss on securities deemed sold due to borrower's inability to return securities on loan. The Fund will receive compensation for lending its securities in the form of fees or retain a portion of interest on the investment of any cash received as collateral. The Fund also will continue to receive interest and dividends on the securities loaned and any gain or loss in the market price of the securities loaned that may occur during the term of the loan will be for the account of the Fund.

Although the Fund and New York Life Investments have temporarily suspended securities lending, the Fund and New York Life Investments reserve the right to reinstitute lending when deemed appropriate.

(J) INDEMNIFICATIONS. Under the Trust's organizational documents, its officers and trustees are indemnified against certain liabilities that may arise out of performance of their duties to the Trust. Additionally, in the normal course of business, the Fund enters into contracts with third-party service providers that contain a variety of representations and warranties and which provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown, as this would involve future claims that may be

                                                   mainstayinvestments.com    23
made against the Fund that have not yet occurred. Based on experience, management is of the view that the risk of loss in connection with these potential indemnification obligations is remote. However, there can be no assurance that material liabilities related to such obligations will not arise in the future, which could adversely impact the Fund.

(K) QUANTITATIVE DISCLOSURE OF DERIVATIVE HOLDINGS. The following tables show additional disclosures about the Fund's derivative and hedging activities, including how such activities are accounted for and their effect on the Fund's financial positions, performance and cash flows. These derivatives are not accounted for as hedging instruments.

The effect of derivative instruments on the Statement of Operations for the year ended October 31, 2009.

REALIZED GAIN (LOSS)

                         STATEMENT OF        OTHER
                           OPERATIONS    CONTRACTS
                             LOCATION         RISK         TOTAL
                    Net realized gain
                    (loss) on futures
Futures Contracts        transactions      $(9,114)      $(9,114)
                                       -------------------------
Total Realized
  Gain (Loss)                              $(9,114)      $(9,114)
                                       =========================



CHANGE IN APPRECIATION (DEPRECIATION)

                            STATEMENT OF      OTHER
                              OPERATIONS  CONTRACTS
                                LOCATION       RISK       TOTAL
                           Net change in
                              unrealized
                            appreciation
                       (depreciation) on
Futures Contracts      futures contracts  $(567,308)  $(567,308)
                                          ---------------------
Total Change in
  Appreciation
  (Depreciation)                          $(567,308)  $(567,308)
                                          =====================



NUMBER OF CONTRACTS, NOTIONAL AMOUNTS OR SHARES/UNITS (1)

                                    OTHER
                                CONTRACTS
                                     RISK         TOTAL
Futures Contracts (2)                  88            88
                              -------------------------




(1) Amount disclosed represents the weighted average held during the twelve-month period.

(2) Amount(s) represent(s) number of contracts.

NOTE 3--FEES AND RELATED PARTY TRANSACTIONS:

(A) MANAGER AND SUBADVISOR. New York Life Investment Management LLC ("New York Life Investments" or "Manager"), a registered investment adviser and an indirect, wholly-owned subsidiary of New York Life Insurance Company ("New York Life"), serves as the Fund's Manager, pursuant to an Amended and Restated Management Agreement ("Management Agreement"). The Manager provides offices, conducts clerical, recordkeeping and bookkeeping services, and keeps most of the financial and accounting records required to be maintained by the Fund. The Manager also pays the salaries and expenses of all personnel affiliated with the Fund and all the operational expenses that are not the responsibility of the Fund. On June 23, 2009, at a meeting of the Board of Trustees of the Fund ("Board"), the Board approved the termination of the Subadvisory Agreement between the Manager and MacKay Shields LLC, effective prior to the opening of the U.S. financial markets on June 29, 2009. Epoch Investment Partners, Inc. ("Epoch" or "Subadvisor"), a registered investment adviser, now serves as Subadvisor to the Fund and is responsible for the day-to-day portfolio management of the Fund. Pursuant to the terms of an Amended and Restated Subadvisory Agreement ("Subadvisory Agreement") between New York Life Investments and the Subadvisor, New York Life Investments pays for the services of the Subadvisor. For the period from June 29, 2009, through October 16, 2009, Epoch served as Subadvisor to the Fund pursuant to an Interim Subadvisory Agreement that was substantially similar to the Subadvisory Agreement.

The Fund pays the Manager a monthly fee for services performed and facilities furnished at an annual rate of the Fund's average daily net assets as follows:
0.85% on assets up to $1 billion and 0.80% on assets in excess of $1 billion. Prior to February 13, 2009, the Fund paid the manager at an annual rate of 1.00% of the average daily net assets.

Effective August 1, 2009, New York Life Investments has entered into a written expense limitation agreement under which it has agreed to waive a portion of the Fund's management fee or reimburse the expenses of the appropriate class of the Fund so that the total ordinary operating expenses of a class (total ordinary operating expenses excludes taxes, interest, litigation, extraordinary expenses, brokerage and other transaction expenses relating to the purchase or sale of portfolio investments and the fees and expenses of any other funds in which the Fund invests) do not exceed the following percentages of average daily net assets: Investor Class, 1.63%; Class A, 1.53%; Class B, 2.38%; Class C, 2.38%; and Class I, 1.17%. New York Life Investments may recoup the amount of certain management fee waivers or expense reimbursements from the Fund pursuant to the agreement if such action does not cause the Fund to exceed the existing expense limitations and the


24    MainStay U.S. Small Cap Fund
recoupment is made within the term of the agreement. Any recoupment amount is generally applied within a fiscal year. This agreement was set to expire on July 31, 2010. On December 11, 2009, the Board of the Fund approved an extension of the agreement to February 28, 2011. Between February 13, 2009 and July 13, 2009, the Fund had a similar expense limitation agreement in place. Prior to February 13, 2009, the Fund had a different expense limitation agreement in place.

State Street, 1 Lincoln Street, Boston, Massachusetts 02111, provides sub-administration and sub-accounting services to the Fund pursuant to an agreement with New York Life Investments. These services include calculating the daily NAVs of the Fund, maintaining the general ledger and sub-ledger accounts for the calculation of the Fund's respective NAVs, and assisting New York Life Investments in conducting various aspects of the Fund's administrative operations. For providing these services to the Fund, State Street is compensated by New York Life Investments.

(B) DISTRIBUTION AND SERVICE FEES. The Trust, on behalf of the Fund, has entered into a Distribution Agreement with NYLIFE Distributors LLC (the "Distributor"), an indirect, wholly-owned subsidiary of New York Life. The Fund has adopted distribution plans (the "Plans") in accordance with the provisions of Rule 12b-1 under the 1940 Act.

Pursuant to the Investor Class and Class A Plans, the Distributor receives a monthly distribution fee from the Investor Class and Class A shares at an annual rate of 0.25% of the average daily net assets of the Investor Class and Class A shares for distribution or service activities as designated by the Distributor. Pursuant to the Class B and Class C Plans, Class B and Class C shares of the Fund pay the Distributor a monthly distribution fee at an annual rate of 0.75% of the average daily net assets of the Fund's Class B and Class C shares. The Plans provide that the Class B and Class C shares of the Fund also incur a service fee at an annual rate of 0.25% of the average daily NAV of the Class B and Class C shares of the Fund. Class I shares are not subject to a distribution or service fee.

The Plans provide that the distribution and service fees are payable to the Distributor regardless of the amounts actually expended by the Distributor for distribution of the Fund's shares and service activities.

(C) SALES CHARGES. The Fund was advised by the Distributor that the amount of sales charges retained on sales of Investor Class and Class A shares were $9,486 and $6,168, respectively for the year ended October 31, 2009. The Fund was also advised that the Distributor retained contingent deferred sales charges on redemptions of Investor Class, Class A, Class B and Class C shares of $42, $20, $30,075 and $454, respectively, for the year ended October 31, 2009.

(D) TRANSFER, DIVIDEND DISBURSING AND SHAREHOLDER SERVICING AGENT. NYLIM Service Company LLC ("MainStay Investments"), an affiliate of New York Life Investments, is the Fund's transfer, dividend disbursing and shareholder servicing agent. MainStay Investments has entered into an agreement with Boston Financial Data Services, Inc. pursuant to which it performs certain services for which MainStay Investments is responsible. Transfer agent expenses incurred by the Fund for the year ended October 31, 2009, amounted to $1,120,862.

(E) MINIMUM BALANCE FEE. Shareholders with small accounts adversely impact the cost of providing transfer agency services. In an effort to reduce total transfer agency expenses, the Fund has implemented a minimum balance fee on certain types of accounts. Shareholders with an account balance of less than $1,000 are charged an annual per account fee of $20. These fees are included in transfer agent fees shown on the Statement of Operations.

(F) CAPITAL. At October 31, 2009, New York Life and its affiliates held beneficially shares of the Fund with the following values and percentages of net assets as follows:

Class A                         $     1,389     0.0%++
---------------------------------------------------
Class B                               1,064     0.0++
---------------------------------------------------
Class C                               1,795     0.0++
---------------------------------------------------
Class I                          38,110,053    24.5
---------------------------------------------------



++ Less than one-tenth of a percent.

(G) OTHER. Pursuant to the Management Agreement, a portion of the cost of legal services provided to the Fund by the Office of the General Counsel of New York Life Investments is payable directly by the Fund. For the year ended October 31, 2009, these fees, which are included in professional fees shown on the Statement of Operations, were $13,378.

NOTE 4--FEDERAL INCOME TAX:

As of October 31, 2009, the components of accumulated gain (loss) on a tax basis were as follows:

              ACCUMULATED                          UNREALIZED          TOTAL
 ORDINARY     CAPITAL GAIN    OTHER TEMPORARY     APPRECIATION      ACCUMULATED
  INCOME         (LOSS)         DIFFERENCES      (DEPRECIATION)     GAIN (LOSS)
   $--       $(254,741,846)      $(114,710)        $5,441,028      $(249,415,528)
--------------------------------------------------------------------------------



The difference between book-basis and tax basis unrealized appreciation is primarily due to wash sales deferrals, and partnership basis and wash sales adjustments from fund acquisitions.

The following table discloses the current year reclassifications between accumulated undistributed net investment income, accumulated net realized loss on investments and additional paid-in capital arising from permanent differences; net assets at October 31, 2009 are not affected.



                                                   mainstayinvestments.com    25

   ACCUMULATED       ACCUMULATED
  UNDISTRIBUTED     NET REALIZED      ADDITIONAL
 NET INVESTMENT    GAIN (LOSS) ON      PAID-IN
  INCOME (LOSS)      INVESTMENTS       CAPITAL
    $441,207          $925,366       $(1,366,573)
------------------------------------------------



The reclassifications for the Fund are primarily due to REITs, taxable over-distributions, distribution redesignations, distributions from net operating loss, and the capital loss carryover, wash sales deferrals and partnership basis adjustments from fund acquisition.

At October 31, 2009, for federal income tax purposes, capital loss carryforwards of $254,741,846 were available as shown in the table below, to the extent provided by the regulations to offset future realized gains of the Fund through the years indicated. The Fund acquired $22,808,254 of capital losses in its reorganization with the MainStay Small Cap Value Fund (See Note 9); use of these losses may be limited due to the provisions of IRC Section 382. To the extent that these loss carryforwards are used to offset future capital gains, it is probable that the capital gains so offset will not be distributed to shareholders. No capital gain distributions shall be made until any capital loss carryforwards have been fully utilized or expired.

   CAPITAL LOSS        CAPITAL LOSS
AVAILABLE THROUGH    AMOUNTS (000'S)
       2015              $ 10,550
       2016               196,511
       2017                47,681
------------------------------------
      Total              $254,742
------------------------------------



The tax character of distributions paid during the years ended October 31, 2009 and October 31, 2008, shown in the Statement of Changes in Net Assets, was as follows:

                                  2009           2008
Distributions paid from:
  Ordinary Income           $5,185,715   $ 19,289,432
  Long-Term Capital Gains           --     85,078,126
-----------------------------------------------------
Total                       $5,185,715   $104,367,558
-----------------------------------------------------



NOTE 5--CUSTODIAN:

State Street is the custodian of the cash and the securities of the Fund. Custodial fees are charged to the Fund based on the market value of securities in the Fund and the number of certain cash transactions incurred by the Fund.

NOTE 6--LINE OF CREDIT:

The Fund and certain affiliated funds maintain a line of credit with a syndicate of banks in order to secure a source of funds for temporary purposes to meet unanticipated or excessive shareholder redemption requests.

Effective September 2, 2009, the line of credit was reduced from $160,000,000 to $125,000,000 and the commitment fee rate was increased from an annual rate of 0.08% to an annual rate of 0.10% of the average commitment amount, plus a 0.04% up-front payment payable, regardless of usage, to The Bank of New York Mellon, which serves as agent to the syndicate. The commitment fee and upfront payment are allocated among the Funds based upon net assets and other factors. Interest on any revolving credit loan is charged based upon the Federal Funds Advances rate or the one month LIBOR rate, whichever is higher. There were no borrowings made or outstanding with respect to the Fund on the line of credit during the year ended October 31, 2009.

NOTE 7--PURCHASES AND SALES OF SECURITIES (IN 000'S):

During the year ended October 31, 2009, purchases and sales of securities, other than short-term securities, were $444,015 and $461,326, respectively.

NOTE 8--CAPITAL SHARE TRANSACTIONS:


 INVESTOR CLASS                   SHARES          AMOUNT
Year ended October 31, 2009:
Shares sold                      248,332   $   2,431,659
Shares issued in connection
  with the acquisition of
  MainStay Small Cap Value
  Fund                           915,198       7,435,417
Shares issued to
  shareholders in
  reinvestment of dividends       30,268         247,895
Shares redeemed                 (393,790)     (3,733,172)
                             ---------------------------
Net increase in shares
  outstanding before
  conversion                     800,008       6,381,799
Shares converted into
  Investor Class (See Note
  1)                             363,432       3,093,547
Shares converted from
  Investor Class (See Note
  1)                            (232,798)     (2,774,761)
                             ---------------------------
Net increase                     930,642   $   6,700,585
                             ===========================
Period ended October 31, 2008 (a):
Shares sold                      297,156   $   4,040,651
Shares redeemed                 (246,008)     (3,187,536)
                             ---------------------------
Net increase in shares
  outstanding before
  conversion                      51,148         853,115
Shares converted into
  Investor Class (See Note
  1)                           1,181,962      15,686,288
Shares converted from
  Investor Class (See Note
  1)                            (100,494)     (1,335,891)
                             ---------------------------
Net increase                   1,132,616   $  15,203,512
                             ===========================

(a) Investor Class shares were first offered on February
    28, 2008.





26    MainStay U.S. Small Cap Fund

 CLASS A                          SHARES          AMOUNT
Year ended October 31,
  2009:
Shares sold                    1,382,497   $  13,228,863
Shares issued in connection
  with the acquisition of
  MainStay Small Cap Value
  Fund                         1,320,954      10,706,373
Shares issued to
  shareholders in
  reinvestment of dividends      128,139       1,046,901
Shares redeemed               (4,019,677)    (37,706,760)
                             ---------------------------
Net decrease in shares
  outstanding before
  conversion                  (1,188,087)    (12,724,623)
Shares converted into Class
  A (See Note 1)                 355,452       4,011,231
Shares converted from Class
  A (See Note 1)                (183,319)     (1,382,222)
                             ---------------------------
Net decrease                  (1,015,954)  $ (10,095,614)
                             ===========================
Year ended October 31,
  2008:
Shares sold                    3,978,284   $  56,156,683
Shares issued to
  shareholders in
  reinvestment of dividends
  and distributions            1,664,669      25,644,532
Shares redeemed              (14,436,478)   (203,503,496)
                             ---------------------------
Net decrease in shares
  outstanding before
  conversion                  (8,793,525)   (121,702,281)
Shares converted into Class
  A (See Note 1)                 161,393       2,200,573
Shares converted from Class
  A (See Note 1)              (1,142,652)    (15,144,175)
                             ---------------------------
Net decrease                  (9,774,784)  $(134,645,883)
                             ===========================


 CLASS B                          SHARES          AMOUNT
Year ended October 31,
  2009:
Shares sold                      207,708   $   1,957,206
Shares issued in connection
  with the acquisition of
  MainStay Small Cap Value
  Fund                         1,067,325       8,360,201
Shares issued to
  shareholders in
  reinvestment of dividends       20,914         165,228
Shares redeemed                 (409,839)     (3,625,520)
                             ---------------------------
Net increase in shares
  outstanding before
  conversion                     886,108       6,857,115
Shares converted from Class
  B (See Note 1)                (314,477)     (2,947,795)
                             ---------------------------
Net increase                     571,631   $   3,909,320
                             ===========================
Year ended October 31,
  2008:
Shares sold                      164,553   $   2,135,917
Shares issued to
  shareholders in
  reinvestment of
  distributions                  217,627       3,209,993
Shares redeemed                 (716,632)     (9,649,628)
                             ---------------------------
Net decrease in shares
  outstanding before
  conversion                    (334,452)     (4,303,718)
Shares converted from Class
  B (See Note 1)                (105,204)     (1,406,795)
                             ---------------------------
Net decrease                    (439,656)  $  (5,710,513)
                             ===========================


 CLASS C                          SHARES          AMOUNT
Year ended October 31,
  2009:
Shares sold                       80,847   $     759,856
Shares issued in connection
  with the acquisition of
  MainStay Small Cap Value
  Fund                           269,350       2,108,989
Shares issued to
  shareholders in
  reinvestment of dividends       18,025         142,409
Shares redeemed                 (507,383)     (4,511,735)
                             ---------------------------
Net decrease                    (139,161)  $  (1,500,481)
                             ===========================
Year ended October 31,
  2008:
Shares sold                      175,386   $   2,462,014
Shares issued to
  shareholders in
  reinvestment of
  distributions                  249,183       3,677,942
Shares redeemed               (1,889,664)    (25,824,537)
                             ---------------------------
Net decrease                  (1,465,095)  $ (19,684,581)
                             ===========================


 CLASS I                          SHARES          AMOUNT
Year ended October 31,
  2009:
Shares sold                    7,711,474   $  86,863,552
Shares issued in connection
  with the acquisition of
  MainStay Small Cap Value           689           5,663
Shares issued to
  shareholders in
  reinvestment of dividends      390,113       3,230,139
Shares redeemed               (7,133,818)    (66,126,943)
                             ---------------------------
Net increase                     968,458   $  23,972,411
                             ===========================
Year ended October 31,
  2008:
Shares sold                    4,947,957   $  71,039,231
Shares issued to
  shareholders in
  reinvestment of dividends
  and distributions            3,845,657      60,517,897
Shares redeemed              (30,698,488)   (441,720,259)
                             ---------------------------
Net decrease                 (21,904,874)  $(310,163,131)
                             ===========================




NOTE 9--FUND ACQUISITION:

At a meeting held on September 25, 2008, the Board of Trustees approved a plan of reorganization whereby the Fund would acquire the assets, including the investments, and assume the liabilities of MainStay Small Cap Value Fund, a series of The MainStay Funds. Shareholders of the MainStay Small Cap Value Fund approved this reorganization on January 30, 2009, which was then completed on February 13, 2009. The aggregate net assets of the Fund immediately before the acquisition were $140,597,322 and the combined net assets after the acquisition were $169,213,965.


                                                   mainstayinvestments.com    27

The acquisition was accomplished by a tax-free exchange of the following:

                                  SHARES         VALUE
MAINSTAY SMALL CAP VALUE FUND
------------------------------------------------------
  Investor Class               1,496,605   $ 7,435,417
------------------------------------------------------
  Class A                      2,157,866    10,706,373
------------------------------------------------------
  Class B                      1,870,948     8,360,201
------------------------------------------------------
  Class C                        471,745     2,108,989
------------------------------------------------------
  Class I                          1,129         5,663
------------------------------------------------------



In exchange for the MainStay Small Cap Value Fund shares and net assets, the Fund issued 915,198 Investor Class Shares; 1,320,954 Class A shares; 1,067,325 Class B shares; 269,350 Class C shares and 689 Class I shares.

MainStay Small Cap Value Fund's net assets after adjustments for any permanent book-to-tax differences at the acquisition date were as follows, which include the following amounts of capital stock, unrealized depreciation and accumulated net realized loss:

                                        TOTAL                     UNREALIZED   ACCUMULATED NET   UNDISTRIBUTED NET
                                   NET ASSETS   CAPITAL STOCK   DEPRECIATION     REALIZED LOSS   INVESTMENT INCOME
MainStay Small Cap Value Fund     $28,616,643     $69,577,796   ($18,029,815)     ($23,059,649)           $128,311
------------------------------------------------------------------------------------------------------------------



NOTE 10--OTHER MATTERS:

On May 27, 2009, New York Life Investments settled charges by the Securities and Exchange Commission ("SEC") relating to the MainStay Equity Index Fund (the "Equity Index Fund"), an S&P 500 index fund created in 1990 and sold through January 1, 2002, at which time it was closed to new investors and new investments. The Equity Index Fund is a series of The MainStay Funds, a separate registrant in the MainStay Group of Funds, and is managed by New York Life Investments. The settlement relates to the period from March 12, 2002 through June 30, 2004, during which time the SEC alleged that New York Life Investments failed to provide the Equity Index Fund's board with information necessary to evaluate the cost of a guarantee provided to shareholders of the Equity Index Fund, and that prospectus and other disclosures misrepresented that there was no charge to the Equity Index Fund or its shareholders for the guarantee. New York Life Investments, without admitting or denying the allegations, consented to the entry of an administrative cease and desist order finding violations of Sections 15(c) and 34(b) of the 1940 Act, Section 206(2) of the Investment Advisers Act of 1940, as amended, and requiring a civil penalty of $800,000, disgorgement of $3,950,075 (which represents a portion of its management fees relating to the Equity Index Fund for the relevant period) as well as interest of $1,350,709. These amounts, totaling approximately $6.101 million, are being distributed to shareholders who held shares of the Equity Index Fund between March 2002 and June 2004, without any material financial impact to New York Life Investments. The Equity Index Fund is not a portfolio of the Trust.

NOTE 11--SUBSEQUENT EVENTS:

In connection with the preparation of the financial statements of the Fund as of and for the fiscal year ended October 31, 2009 through December 23, 2009, the date the financial statements were issued, have been evaluated by the Fund's management for possible adjustment and/or disclosure. No subsequent events requiring financial statement adjustment or disclosure have been identified, except for the following:

At a meeting held on June 23, 2009, the Board of Trustees approved a plan of reorganization whereby the Fund would acquire the assets, including the investments, and assume the liabilities of MainStay Small Cap Growth Fund, a series of The MainStay Funds. Shareholders of MainStay Small Cap Growth Fund approved this reorganization on November 16, 2009, which was then completed on November 24, 2009. The aggregate net assets of the Fund immediately before the acquisition were $293,161,292 and the combined net assets after the acquisition were $381,979,668.

The acquisition was accomplished by a tax-free exchange of the following:

                                  SHARES         VALUE
MAINSTAY SMALL CAP GROWTH
  FUND
------------------------------------------------------
  Investor Class               2,862,295   $32,916,559
------------------------------------------------------
  Class A                      2,275,595    26,187,437
------------------------------------------------------
  Class B                      2,190,085    23,069,427
------------------------------------------------------
  Class C                        215,221     2,267,000
------------------------------------------------------
  Class I                        374,503     4,377,953
------------------------------------------------------






28    MainStay U.S. Small Cap Fund

In exchange for the MainStay Small Cap Growth Fund shares and net assets, the Fund issued 2,525,783 Investor Class Shares; 2,011,365 Class A shares; 1,845,463 Class B shares; 181,461 Class C shares and 330,642 Class I shares.

MainStay Small Cap Growth Fund's net assets at the acquisition date were as follows, which include the following amounts of capital stock, unrealized appreciation and accumulated net realized loss:

                                         TOTAL                     UNREALIZED   ACCUMULATED NET   UNDISTRIBUTED NET
                                    NET ASSETS   CAPITAL STOCK   APPRECIATION     REALIZED LOSS     INVESTMENT LOSS
MainStay Small Cap Growth Fund     $88,818,376    $172,773,002     $1,479,126      $(85,422,964)           $(10,788)
-------------------------------------------------------------------------------------------------------------------



In December 2007, the Financial Accounting Standards Board issued Accounting Standards Codification (ASC) 805 (formerly FAS 141R Business Combinations), which requires the following disclosures by the acquirer, among other things, when a transaction or other event meets the definition of a business combination:

- The identification of the acquiree

- Recognizing and measuring identifiable assets acquired and liabilities assumed, at the acquisition date, generally at their fair values

- Disclosure, by the acquirer, of information that enables users of its financial statements to evaluate the nature and financial effect of a business combination that occurs during the current reporting period

ASC 805 requires prospective application to business combinations for which the acquisition date occurs in an annual reporting period beginning on or after December 15, 2008.

In accordance with ASC 805, for financial reporting purposes, assets received and shares issued by the Fund were recorded at fair value; however, the cost basis of the investments received from MainStay Small Cap Growth Fund was carried forward to align ongoing reporting of the Fund's realized and unrealized gains and losses with amounts distributable to shareholders for tax purposes.

ASC 805 will require disclosure in the semi-annual report as of April 30, 2010, and in the annual report as of October 31, 2010, of the Fund's pro-forma results of operations, including net investment income, net gain (loss) on investments and net increase (decrease) in net assets resulting from operations, assuming the acquisition had been completed on November 1, 2009, the beginning of the annual reporting period of the Fund, through the end of the applicable reporting period.

ASC 805 also requires the Fund to report, if practicable, the amounts of revenue and earnings of the acquiree since the acquisition date included in the combined entity's income statement for the reporting period. Because the combined investment portfolios have been managed as a single integrated portfolio since the acquisition was completed, it is not practicable to separate the amounts of revenue and earnings of the MainStay Small Cap Growth Fund that will be included in the Fund's Statement of Operations since November 24, 2009.


                                                   mainstayinvestments.com    29

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

The Board of Trustees and Shareholders of
Eclipse Funds:

We have audited the accompanying statement of assets and liabilities, including the portfolio of investments, of the MainStay U.S. Small Cap Fund (formerly, the MainStay Small Company Value Fund) ("the Fund"), one of the funds constituting Eclipse Funds as of October 31, 2009, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the years in the two-year period then ended, and the financial highlights for each of the years in the five-year period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of October 31, 2009, by correspondence with the custodian and brokers or by other appropriate procedures where replies from brokers were not received. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the MainStay U.S. Small Cap Fund (formerly the MainStay Small Company Value Fund) of Eclipse Funds as of October 31, 2009, the results of its operations for the year then ended, the changes in its net assets for each of the years in the two-year period then ended, and the financial highlights for each of the years in the five-year period then ended, in conformity with U.S. generally accepted accounting principles.

                                  /s/ KPMG LLP

Philadelphia, Pennsylvania
December 23, 2009



30    MainStay U.S. Small Cap Fund

BOARD CONSIDERATION AND APPROVAL OF MANAGEMENT AGREEMENT AND SUBADVISORY AGREEMENTS (UNAUDITED)

Section 15(c) of the Investment Company Act of 1940, as amended (the "1940 Act") requires that each mutual fund's board of trustees, including a majority of trustees who are not "interested persons" of the fund, as defined in the 1940 Act ("Independent Trustees"), annually review and approve the fund's investment advisory agreements. At its June 17-18, 2009 meeting, the Board of Directors/Trustees of the MainStay Group of Funds ("Board") unanimously approved the Management Agreement between the MainStay Small Company Value Fund, subsequently renamed the MainStay U.S. Small Cap Fund ("Fund"), and New York Life Investment Management LLC ("New York Life Investments"), and the Subadvisory Agreement between New York Life Investments and MacKay Shields LLC ("MacKay Shields") on behalf of the Fund.

Separately, on June 23, 2009, the Board approved New York Life Investments' recommendation to replace MacKay Shields with Epoch Investment Partners, Inc. ("Epoch" and together with MacKay Shields, the "Subadvisers") as the subadviser to the Fund pursuant to a new subadvisory agreement ("New Subadvisory Agreement"). In addition to the New Subadvisory Agreement, the Board approved an interim subadvisory agreement which provided that Epoch would manage the assets of the Fund on an interim basis without shareholder approval for a period of 150 days following the termination of the Fund's previous Subadvisory Agreement with MacKay Shields, or until shareholders approved the New Subadvisory Agreement, if earlier.(1) In addition, the Board approved New York Life Investments' proposal to reorganize the MainStay Small Cap Growth Fund with and into the Fund and to change the name of the Fund. In determining to approve these actions, the Board took several factors into account, including the fact that the actions would be part of a larger initiative designed to reposition, rationalize and streamline the MainStay Group of Funds to reduce duplication among funds, strengthen the overall fund lineup, and offer funds with more significant asset levels.

In reaching its decisions to approve the Agreements, other than the New Subadvisory Agreements, the Board considered information prepared specifically in connection with the contract review process that took place at various meetings between December 2008 and June 2009, as well as information furnished to it throughout the year at regular and special Board meetings. Information requested by and provided to the Board specifically in connection with the contract review process included, among other things, reports on the Fund prepared by Strategic Insight Mutual Fund Research and Consulting LLC ("Strategic Insight"), an independent third-party service provider engaged by the Board to report objectively on the Fund's investment performance, management and subadvisory fees and ordinary operating expenses. The Board also requested and received information on the profitability of the Fund to New York Life Investments and its affiliates, including MacKay Shields as subadviser to the Fund, and responses to several comprehensive lists of questions encompassing a variety of topics prepared on behalf of the Board by independent legal counsel to the Board. Information provided to the Board at its meetings throughout the year included, among other things, detailed investment analytics reports on the Fund prepared by the Investment Consulting Group at New York Life Investments. The structure and format for this regular reporting was developed in consultation with the Board. The Board also received throughout the year, among other things, periodic reports on legal and compliance matters, portfolio turnover, and sales and marketing activity.

In reaching its decisions to approve the New Subadvisory Agreements, the Board considered information furnished to the Board that was prepared specifically in connection with a special contract review process that took place at various meetings of the Board and its Committees between April 2009 and June 2009. Information provided to the Board in connection with the special contract review process included information from New York Life Investments concerning the reorganizations of several of the MainStay Funds to which Epoch was proposed to serve as subadviser, including the Fund. The Board also considered information regarding New York Life Investments' larger fund rationalization initiatives, and the information regarding the nature and depth of New York Life Investments' relationships with Epoch. The Board further considered responses from Epoch to a comprehensive list of questions encompassing a variety of topics prepared on behalf of the Board by independent legal counsel to the Board.

In determining to approve the Agreements, the members of the Board reviewed and evaluated all of the information and factors they believed to be relevant and appropriate in light of legal advice furnished to them by independent legal counsel and through the exercise of their own business judgment. The broad factors considered by the Board are discussed in greater detail below, and included, among other things: (i) the nature, extent, and quality of the services to be provided to the Fund by New York Life Investments and the Subadvisers; (ii) the investment performance of the Fund, New York Life Investments and MacKay Shields as subadviser to the Fund (and with respect to Epoch, the historical investment performance of similar portfolios managed by Epoch); (iii) the costs of the services to be provided, and profits to be realized, by New York Life Investments and its affiliates, including MacKay Shields, from their relationship with the Fund (and with respect to Epoch, the anticipated costs of the services to be provided,

----------
1. The interim subadvisory agreement and the New Subadvisory Agreement are referred to collectively as the "New Subadvisory Agreements" and all of the agreements described herein may be referred to as the "Agreements."

                                                   mainstayinvestments.com    31
and the profits expected to be realized, by Epoch); (iv) the extent to which economies of scale may be realized as the Fund grows, and the extent to which economies of scale may benefit Fund investors; and (v) the reasonableness of the Fund's management and subadvisory fee levels and overall total ordinary operating expenses, particularly as compared to similar funds and portfolios.

While individual members of the Board may have weighed certain factors differently, the Board's decisions to approve the Agreements were based on a comprehensive consideration of all the information provided to the Board, including information provided to the Board throughout the year and specifically in connection with the contract review processes. The Board's conclusions with respect to the Agreements also were based, in part, on the Board's consideration of the Agreements in prior years. In addition to considering the above-referenced factors, the Board observed that in the marketplace there are a range of investment options available to shareholders of the Fund, and that the Fund's shareholders, having had the opportunity to consider alternative investment products and services, have chosen to invest in the Fund. A more detailed discussion of the factors that figured prominently in the Board's decisions to approve the Agreements is provided below.

NATURE, EXTENT AND QUALITY OF SERVICES TO BE PROVIDED BY NEW YORK LIFE INVESTMENTS AND EACH SUBADVISER

In considering the approval of the Agreements, the Board examined the nature, extent and quality of the services that New York Life Investments proposed to provide to the Fund. The Board evaluated New York Life Investments' experience in serving as manager of the Fund, noting that New York Life Investments manages other mutual funds, serves a variety of other investment advisory clients, including other pooled investment vehicles, and has experience with overseeing affiliated and non-affiliated subadvisers. The Board considered the experience of senior personnel at New York Life Investments providing management and administrative services to the Fund, as well as New York Life Investments' reputation and financial condition. The Board considered New York Life Investments' performance in fulfilling its responsibilities for overseeing the Fund's legal and compliance environment, for overseeing MacKay Shields' compliance with the Fund's policies and investment objectives, and for implementing Board directives as they relate to the Fund. In addition, the Board noted that New York Life Investments also is responsible for paying all of the salaries and expenses for the Fund's officers. The Board also considered the benefits to shareholders of being part of the MainStay Group of Funds, including the privilege of exchanging investments between the same class of shares without the imposition of a sales charge, as described more fully in the Fund's prospectus.

As part of its considerations, the Board acknowledged New York Life Investments' recent settlement with the Securities and Exchange Commission ("SEC") concerning matters relating to the MainStay Equity Index Fund, including materials provided to the Board of Trustees of The MainStay Funds in 2002-2004 in connection with the annual review of that fund's management fee. The Board noted that, since this matter was first brought to the Board's attention in 2003, New York Life Investments had taken a number of steps to enhance the quality and completeness of information provided to the Board in connection with the Board's consideration of the MainStay Group of Funds' investment advisory contracts. The Board believes that New York Life Investments has taken appropriate actions in response to this matter.

The Board also examined the nature, extent and quality of the services that each Subadviser proposed to provide to the Fund. The Board evaluated MacKay Shields' experience in serving as subadviser to the Fund and each Subadviser's experience in managing other portfolios. It examined each Subadviser's track record and experience in providing investment advisory services, the experience of investment advisory, senior management and administrative personnel at each Subadviser, and each Subadviser's overall legal and compliance environment. The Board also reviewed each Subadviser's willingness to invest in personnel designed to benefit the Fund. In this regard, the Board considered the experience of each Subadviser's portfolio managers, the number of accounts managed by the portfolio managers and the method for compensating portfolio managers.

Based on these considerations, the Board concluded, within the context of its overall determinations regarding the Agreements, that the Fund likely would continue to benefit from the nature, extent and quality of these services as a result of New York Life Investments' and MacKay Shields' experience, personnel, operations and resources, and, with respect to the New Subadvisory Agreements, that the Fund likely would benefit from the nature, extent and quality of these services as a result of Epoch's experience, personnel, operations and resources.

INVESTMENT PERFORMANCE

In evaluating the Fund's investment performance, the Board considered investment performance results in light of the Fund's investment objective, strategies and risks, as disclosed in the Fund's prospectus. The Board further considered MacKay Shields' decision to focus primarily on fixed income asset management and determined that it would be in the best interest of the Fund to retain Epoch as the subadviser of the Fund. With respect to the Board's consideration of the New Subadvisory Agreements, the Board considered the historical investment performance results of similar portfolios managed by Epoch, as well as the strength of Epoch's resources (including research


32    MainStay U.S. Small Cap Fund
capabilities) that may result in stronger long-term investment performance for the Fund over time. The Board acknowledged that the Fund would be making modifications to its principal investment strategies, investment processes, principal risks, and primary benchmark to align it with Epoch's investment approach. The Board particularly considered the detailed investment analytics reports in regards to New York Life Investments and MacKay Shields provided by New York Life Investments' Investment Consulting Group on the Fund throughout the year. These reports, which were prepared by New York Life Investments in consultation with the Board, include, among other things, information on the Fund's gross and net returns, the Fund's investment performance relative to relevant investment categories and Fund benchmarks, the Fund's risk-adjusted investment performance, and the Fund's investment performance as compared to similar competitor funds, as appropriate. The Board also considered information provided by Strategic Insight showing the investment performance of the Fund as compared to similar mutual funds managed by other investment advisers.

In considering the Fund's investment performance, the Board gave weight to its ongoing discussions with senior management at New York Life Investments concerning the Fund's investment performance, as well as discussions between each Subadviser's portfolio managers and the Board that occurred at meetings from time to time throughout the year and in previous years. In connection with its consideration of the New Subadvisory Agreements, the Board took into account its discussions with senior management and investment personnel at Epoch. The Board also considered any specific actions that New York Life Investments had taken, or had agreed with the Board to take, to enhance Fund investment performance, and the results of those actions. In considering the Fund's investment performance, the Board focused principally on the Fund's long-term performance track record.

Based on these considerations, the Board concluded, within the context of its overall determinations regarding the Agreements that, while the Fund's investment performance over time has been satisfactory, in the case of the New Subadvisory Agreements, the selection of Epoch as subadviser to the Fund is likely to strengthen the Fund's long-term investment performance to the benefit of shareholders. The Fund discloses more information about investment performance in the Portfolio Management Discussion and Analysis, Investment and Performance Comparison and Financial Highlights sections of this Annual Report and in the Fund's prospectus.

COSTS OF THE SERVICES PROVIDED, AND PROFITS TO BE REALIZED, BY NEW YORK LIFE INVESTMENTS AND EACH SUBADVISER

The Board considered the costs of the services provided by New York Life Investments and MacKay Shields under the Agreements, the estimated costs of the services to be provided by Epoch under the New Subadvisory Agreements, and the profits expected to be realized by New York Life Investments and its affiliates and Epoch due to their relationships with the Fund. Because MacKay Shields is an affiliate of New York Life Investments whose subadvisory fees are paid directly by New York Life Investments, the Board considered cost and profitability information for New York Life Investments and MacKay Shields in the aggregate.

In evaluating the costs and profits of New York Life Investments and its affiliates, including MacKay Shields, due to their relationships with the Fund, the Board considered, among other things, each party's investments in personnel, systems, equipment and other resources necessary to manage the Fund, and the fact that New York Life Investments is responsible for paying the subadvisory fees for the Fund. The Board acknowledged that New York Life Investments and MacKay Shields must be in a position to pay and retain experienced professional personnel to provide services to the Fund and that New York Life Investments' ability to maintain a strong financial position is important in order for New York Life Investments to continue to provide high-quality ongoing services to the Fund. The Board noted, for example, increased costs borne by New York Life Investments and its affiliates due to new and ongoing regulatory and compliance requirements. The Board also noted that the Fund benefits from the allocation of certain fixed costs across the MainStay Group of Funds.

The Board also reviewed information from New York Life Investments and its affiliates and Epoch regarding their profitability or anticipated profitability due to their overall relationships with the Fund. For New York Life Investments and MacKay Shields, the Board considered information illustrating the revenues and expenses allocated to the Fund. With respect to Epoch, the Board did not consider specific profitability information from Epoch's relationship with the Fund, since Epoch had not commenced its service as subadviser at the time the Board considered its approval of the New Subadvisory Agreements. However, the Board considered information provided by Epoch reflecting Epoch's profitability with respect to similar mutual funds managed by Epoch, and other information that allowed the Board to estimate the expected costs and profits of Epoch in connection with its service as subadviser to the Fund. Because Epoch is not affiliated with New York Life Investments, and Epoch's fees are paid directly by New York Life Investments, the Board focused primarily on the

                                                   mainstayinvestments.com    33
profitability of the relationship among New York Life Investments, its affiliates and the Fund.

The Board noted the difficulty in obtaining reliable comparative data about mutual fund managers' profitability, since such information generally is not publicly available and may be impacted by numerous factors, including the structure of a fund manager's organization, the types of funds it manages, and the manager's capital structure and costs of capital. While recognizing the difficulty in evaluating a manager's profitability with respect to the Fund, and noting that other profitability methodologies may also be reasonable, the Board concluded that the profitability methodology presented by New York Life Investments to the Board with respect to the Fund was reasonable in all material respects.

In considering the costs and profitability of the Fund, the Board also considered certain fall-out benefits that may be realized by New York Life Investments and its affiliates due to their relationships with the Fund. The Board recognized, for example, the benefits to the Subadvisers from legally permitted "soft-dollar" arrangements by which brokers provide or would provide research and other services to the Subadvisers in exchange for commissions paid by the Fund with respect to trades on the Fund's portfolio securities. With respect to Epoch, the Board requested and received information from Epoch and New York Life Investments concerning other business relationships between Epoch and its affiliates, on the one hand, and New York Life Investments and its affiliates, on the other. The Board requested and received assurances that these other business relationships did not impact New York Life Investments' recommendation for Epoch to serve as subadviser.

The Board further considered that, in addition to fees earned by New York Life Investments for managing the Fund, New York Life Investments' affiliates also earn revenues from serving the Fund in various other capacities, including as the Fund's transfer agent and distributor. The information provided to the Board indicated that the profitability to New York Life Investments and its affiliates arising directly from these other arrangements was not excessive. The Board noted that, although it assessed the overall profitability of the Fund to New York Life Investments and its affiliates as part of the annual contract review process, when considering the reasonableness of the fees to be paid to New York Life Investments and its affiliates under the Agreements, the Board considered the profitability of New York Life Investments' relationship with the Fund on a pre-tax basis, and without regard to distribution expenses.

After evaluating the information presented to the Board, the Board concluded, within the context of its overall determinations regarding the Agreements, that the profits to be realized by New York Life Investments and its affiliates (including MacKay Shields) and Epoch due to their relationships with the Fund are fair and reasonable. With respect to Epoch, the Board considered that any profits to be realized by Epoch due to its relationship with the Fund are the result of arm's-length negotiations between New York Life Investments and Epoch, and are based on subadvisory fees to be paid to Epoch by New York Life Investments, not the Fund.

EXTENT TO WHICH ECONOMIES OF SCALE MAY BE REALIZED AS THE FUND GROWS

The Board also considered whether the Fund's expense structure permitted economies of scale to be shared with Fund investors. The Board reviewed information from New York Life Investments and Strategic Insight showing how the Fund's management fee hypothetically would compare with fees paid for similar services by peer funds at varying asset levels. The Board noted the extent to which the Fund benefits from breakpoints, expense waivers or reimbursements, as applicable. While recognizing that any precise determination of future economies of scale is necessarily subjective, the Board considered the extent to which New York Life Investments and the Subadvisers may realize a larger profit margin as the Fund's assets grow over time.

Based on this information, the Board concluded, within the context of its overall determinations regarding the Agreements, that the Fund's expense structure appropriately reflects economies of scale for the benefit of Fund investors. The Board noted, however, that it would continue to evaluate the reasonableness of the Fund's expense structure as the Fund grows over time.

MANAGEMENT AND SUBADVISORY FEES AND TOTAL ORDINARY OPERATING EXPENSES

The Board evaluated the reasonableness of the fees to be paid under the Agreements and the Fund's expected total ordinary operating expenses. The Board primarily considered the reasonableness of the overall management fees paid by the Fund to New York Life Investments, since the fees to be paid to each Subadviser are paid by New York Life Investments, not the Fund. The Board also considered the impact of the Fund's expense limitation arrangements pursuant to which New York Life Investments has agreed to limit the Fund's total ordinary operating expenses.

In assessing the reasonableness of the Fund's fees and expenses, the Board primarily considered comparative data provided by Strategic Insight on the fees and expenses charged by similar mutual funds managed by other investment advisers. The Board noted the impact of the recent economic crisis on the MainStay Group of Funds and, consistent with statements from SEC staff members and with published advice from Strategic Insight, the Board reviewed supplemental peer data that reflected more recent peer groupings based on relatively smaller asset sizes. In addition, the Board considered information provided by New York Life Investments and the Subadvisers on fees charged to other investment advisory clients, including


34    MainStay U.S. Small Cap Fund
institutional separate accounts and other funds with similar investment objectives as the Fund. In this regard, the Board took into account explanations from New York Life Investments and the Subadvisers about the different scope of services provided to retail mutual funds as compared with other investment advisory clients.

The Board noted that, outside of the Fund's management fee and the fees charged under a share class's Rule 12b-1 and/or shareholder services plans, a share class's most significant "other expenses" are transfer agent fees. Transfer agent fees are charged to the Fund based on the number of shareholder accounts (a "per-account" fee) as compared with certain other fees (e.g., management fees), which are charged based on the Fund's average net assets. The Board took into account information from New York Life Investments showing that the Fund's transfer agent fee schedule is reasonable, including industry data showing that the per-account fees that NYLIM Service Company ("NSC"), the Fund's transfer agent, charges the Fund are within the range of per-account fees charged by transfer agents to other mutual funds. In addition, the Board particularly considered representations from New York Life Investments that the MainStay Group of Funds' transfer agent fee structure is designed to allow NSC to provide transfer agent services to the Funds essentially "at cost," and that NSC historically has realized only very modest profitability from providing transfer agent services to the Funds.

The Board observed that, because the Fund's transfer agent fees are billed on a per-account basis, the impact of transfer agent fees on a share class's expense ratio may be more significant in cases where the share class has a high number of accounts with limited assets (i.e., small accounts). The Board noted that transfer agent fees are a significant portion of total expenses of many funds in the MainStay Group of Funds. The impact of transfer agent fees on the expense ratios of these MainStay Funds tends to be greater than for other open-end retail funds because the MainStay Group of Funds generally has a significant number of small accounts relative to competitor funds. The Board noted the role that the MainStay Group of Funds historically has played in serving the investment needs of New York Life Insurance Company ("New York Life") policyholders, who often maintain smaller account balances than other fund investors. The Board discussed measures that it and New York Life Investments have taken in recent years to mitigate the effect of small accounts on the expense ratios of Fund share classes, including: (i) encouraging New York Life agents to consolidate multiple small accounts held by the same investor into one MainStay Asset Allocation Fund account; (ii) increasing investment minimums from $500 to $1,000 in 2003; (iii) closing small accounts with balances below $500;
(iv) since 2007, charging an annual $20.00 small account fee on accounts with balances below $1,000; (v) modifying the approach for billing transfer agent expenses to reduce the degree of subsidization by large accounts of smaller accounts; and (vi) introducing Investor Class shares for certain MainStay Funds in early 2008 to consolidate smaller account investors.

After considering all of the factors outlined above, the Board concluded that the Fund's management and subadvisory fees and total ordinary operating expenses were within a range that is competitive and, within the context of the Board's overall conclusions regarding the Agreements, support a conclusion that these fees and expenses are reasonable.

CONCLUSION

On the basis of the information provided to it and its evaluation thereof, the Board, including the Independent Trustees, unanimously voted to approve the Agreements and the New Subadvisory Agreements.


                                                   mainstayinvestments.com    35

SPECIAL MEETING OF SHAREHOLDERS

Pursuant to notice, a special meeting of shareholders of the Fund was held on October 30, 2009, at the offices of New York Life Investments in Parsippany, New Jersey. The purpose of the meeting was to approve a Subadvisory Agreement between New York Life Investments and Epoch to appoint Epoch as the subadvisor to the Fund.

No other business came before the special meeting. The proposal to appoint Epoch was approved by the shareholders of the Fund as shown below:

 VOTES FOR    VOTES AGAINST    ABSTENTIONS       TOTAL
10,382,319       124,392         228,627      10,735,337


FEDERAL INCOME TAX INFORMATION (UNAUDITED)

For the fiscal year ended October 31, 2009, the Fund designates approximately $4,706,527 pursuant to the Internal Revenue Code as qualified dividend income eligible for reduced tax rates.

The dividends paid by the Fund during the fiscal year ended October 31, 2009, should be multiplied by 87.7% to arrive at the amount eligible for the corporate dividends received deduction.

In February 2010, shareholders will receive an IRS Form 1099-DIV or substitute Form 1099 the federal tax status of the distributions received by shareholders in calendar year 2009. The amounts that will be reported on such 1099-DIV will be the amounts you are to use on your federal income tax return and will differ from the amounts which we must report for the Fund's fiscal year ended October 31, 2009.

PROXY VOTING POLICIES AND PROCEDURES AND PROXY VOTING RECORD

A description of the policies and procedures that New York Life Investments uses to vote proxies related to the Fund's securities is available without charge, upon request, (i) by visiting the Fund's website at mainstayinvestments.com; or
(ii) on the Securities and Exchange Commission's ("SEC") website at www.sec.gov.


The Fund is required to file with the SEC its proxy voting record for the 12-month period ending June 30 on Form N-PX. The Fund's most recent Form N-PX is available free of charge upon request (i) by calling 800-MAINSTAY (624-6782);
(ii) by visiting the Fund's website at mainstayinvestments.com; or (iii) on the SEC's website at www.sec.gov.

SHAREHOLDER REPORTS AND QUARTERLY PORTFOLIO DISCLOSURE

The Fund is required to file its complete schedule of portfolio holdings with the SEC for its first and third fiscal quarters on Form N-Q. The Fund's Form N-Q is available without charge on the SEC's website at www.sec.gov or by calling MainStay Investments at 800-MAINSTAY (624-6782). You also can obtain and review copies of Form N-Q by visiting the SEC's Public Reference Room in Washington, DC (information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330).



36    MainStay U.S. Small Cap Fund

BOARD MEMBERS AND OFFICERS (UNAUDITED)

The Board Members oversee the MainStay Group of Funds (which is comprised of Funds that are series of The MainStay Funds, Eclipse Funds, Eclipse Funds Inc., ICAP Funds, Inc. MainStay Funds Trust, and MainStay VP Series Fund, Inc.) (collectively, the "Fund Complex"), the Manager and when applicable, the Subadvisor(s). Each Board member serves until his or her successor is elected and qualified or until his or her resignation, death or removal. The Retirement Policy provides that a Board Member shall tender his or her resignation upon reaching age 72. A Board Member reaching the age of 72 may continue for additional one-year periods with the approval of the Board's Nominating and Governance Committee.

Officers serve a term of one year and are elected annually by the Board Members. The business address of each Board Member and officer listed below is 51 Madison Avenue, New York, New York 10010.

The Statement of Additional Information applicable to the Fund includes additional information about the Board Members and is available without charge, upon request, by calling 800-MAINSTAY (624-6782).

                                                                                  NUMBER OF
                 TERM OF OFFICE,                                                  FUNDS IN FUND   OTHER
                 POSITION(S) HELD                                                 COMPLEX         DIRECTORSHIPS
NAME AND         WITH THE FUND COMPLEX AND        PRINCIPAL OCCUPATION(S)         OVERSEEN BY     HELD BY
DATE OF BIRTH    LENGTH OF SERVICE                DURING PAST FIVE YEARS          BOARD MEMBER    BOARD MEMBER
 ---------------------------------------------------------------------------------------------------------------------------
INTERESTED BOARD MEMBER*

JOHN Y. KIM      Indefinite;                      Member of the Board of                65        None
9/24/60          ECLIPSE TRUST: Trustee since     Managers, President and Chief
                 2008 (2 funds);                  Executive Officer (since 2008)
                 ECLIPSE FUNDS INC.: Director     of New York Life Investment
                 since 2008 (21 funds);           Management LLC and New York
                 ICAP FUNDS, INC.: Director       Life Investment Management
                 since 2008 (4 funds);            Holdings LLC; Member of the
                 MAINSTAY TRUST: Trustee since    Board of Managers, MacKay
                 2008 (14 funds);                 Shields LLC (since 2008);
                 MAINSTAY FUNDS TRUST: Trustee    Chairman of the Board,
                 since April 2009 (4 funds);      Institutional Capital LLC,
                 and                              Madison Capital LLC, McMorgan
                 MAINSTAY VP SERIES FUND, INC.:   & Company LLC, Chairman and
                 Director since 2008 (20          Chief Executive Officer,
                 portfolios).                     NYLIFE Distributors LLC and
                                                  Chairman of the Board of
                                                  Managers, NYLCAP Manager, LLC
                                                  (since 2008); President,
                                                  Prudential Retirement, a
                                                  business unit of Prudential
                                                  Financial, Inc. (2002 to 2007)
----------------------------------------------------------------------------------------------------------------------------




   * This Board Member is considered to be an "interested person" of the MainStay Group of Funds within the meaning of the 1940 Act because of his affiliation with New York Life Insurance Company. New York Life Investment Management LLC, Madison Square Investors LLC, MacKay Shields LLC, Institutional Capital LLC, Epoch Investment Partners, Inc., Markston International, LLC, Winslow Capital Management, Inc., NYLIFE Securities LLC and/or NYLIFE Distributors LLC, as described in detail above in the column entitled "Principal Occupation(s) During the Past Five Years."


                                                   mainstayinvestments.com    37

                                                                                  NUMBER OF
                 TERM OF OFFICE,                                                  FUNDS IN FUND   OTHER
                 POSITION(S) HELD                                                 COMPLEX         DIRECTORSHIPS
NAME AND         WITH THE FUND COMPLEX AND        PRINCIPAL OCCUPATION(S)         OVERSEEN BY     HELD BY
DATE OF BIRTH    LENGTH OF SERVICE                DURING PAST FIVE YEARS          BOARD MEMBER    BOARD MEMBER
 ---------------------------------------------------------------------------------------------------------------------------
NON-INTERESTED BOARD MEMBERS

SUSAN B. KERLEY  Indefinite;                      President, Strategic                  65        Trustee, Legg Mason
8/12/51          ECLIPSE TRUST: Chairman since    Management Advisors LLC (since                  Partners Funds, Inc.,
                 2005, and Trustee since 2000     1990)                                           since 1991 (59 portfolios)
                 (2 funds);
                 ECLIPSE FUNDS INC.: Chairman
                 since 2005 and Director since
                 1990 (21 funds);
                 ICAP FUNDS, INC.:  Chairman
                 and Director since 2006 (4
                 funds);
                 MAINSTAY TRUST: Chairman and
                 Board Member since 2007;
                 MAINSTAY FUNDS TRUST: Chairman
                 and Trustee since April 2009
                 (4 funds); and
                 MAINSTAY VP SERIES FUND, INC.:
                 Chairman and Director since
                 2007 (20 portfolios).
----------------------------------------------------------------------------------------------------------------------------
ALAN R. LATSHAW  Indefinite;                      Retired; Partner, Ernst &             65        Trustee, State Farm
3/27/51          ECLIPSE TRUST: Trustee and       Young LLP (2002 to 2003);                       Associates Funds Trusts
                 Audit Committee Financial        Partner, Arthur Andersen LLP                    since 2005 (4 portfolios);
                 Expert since 2007 (2 funds);     (1989 to 2002); Consultant to                   Trustee, State Farm Mutual
                 ECLIPSE FUNDS INC.: Director     the MainStay Funds Audit and                    Fund Trust since 2005 (15
                 and Audit Committee Financial    Compliance Committee (2004 to                   portfolios); Trustee,
                 Expert since 2007 (21 funds);    2006)                                           State Farm Variable
                 ICAP FUNDS, INC.:  Director                                                      Product Trust since 2005
                 and Audit Committee Financial                                                    (9 portfolios)
                 Expert since 2007 (4 funds);
                 MAINSTAY TRUST: Trustee and
                 Audit Committee Financial
                 Expert since 2006 (14 funds);
                 MAINSTAY FUNDS TRUST: Trustee
                 and Audit Committee Financial
                 Expert since April 2009 (4
                 funds); and
                 MAINSTAY VP SERIES FUND, INC.:
                 Director and Audit Committee
                 Financial Expert since 2007
                 (20 portfolios).
----------------------------------------------------------------------------------------------------------------------------






38    MainStay U.S. Small Cap Fund

                                                                                  NUMBER OF
                 TERM OF OFFICE,                                                  FUNDS IN FUND   OTHER
                 POSITION(S) HELD                                                 COMPLEX         DIRECTORSHIPS
NAME AND         WITH THE FUND COMPLEX AND        PRINCIPAL OCCUPATION(S)         OVERSEEN BY     HELD BY
DATE OF BIRTH    LENGTH OF SERVICE                DURING PAST FIVE YEARS          BOARD MEMBER    BOARD MEMBER
 ---------------------------------------------------------------------------------------------------------------------------
NON-INTERESTED BOARD MEMBERS

PETER MEENAN     Indefinite;                      Independent Consultant;               65        None
12/5/41          ECLIPSE TRUST: Trustee since     President and Chief Executive
                 2002 (2 funds);                  Officer, Babson--United, Inc.
                 ECLIPSE FUNDS INC.: Director     (financial services firm)
                 since 2002 (21 funds);           (2000 to 2004); Independent
                 ICAP FUNDS, INC.:  Director      Consultant (1999 to 2000);
                 since 2006 (4 funds);            Head of Global Funds, Citicorp
                 MAINSTAY TRUST: Trustee since    (1995 to 1999)
                 2007 (14 funds);
                 MAINSTAY FUNDS TRUST: Trustee
                 since April 2009 (4 funds);
                 and
                 MAINSTAY VP SERIES FUND, INC.:
                 Director since 2007 (20
                 portfolios).
----------------------------------------------------------------------------------------------------------------------------
RICHARD H.       Indefinite;                      Managing Director, ICC Capital        65        None
NOLAN, JR.       ECLIPSE TRUST: Trustee since     Management;
11/16/46         2007 (2 funds);                  President--Shields/Alliance,
                 ECLIPSE FUNDS INC.: Director     Alliance Capital Management
                 since 2007 (21 funds);           (1994 to 2004)
                 ICAP FUNDS, INC.:  Director
                 since 2007 (4 funds);
                 MAINSTAY TRUST: Trustee since
                 2007 (14 funds);
                 MAINSTAY FUNDS TRUST: Trustee
                 since April 2009 (4 funds);
                 and
                 MAINSTAY VP SERIES FUND, INC.:
                 Director since 2006 (20
                 portfolios).
----------------------------------------------------------------------------------------------------------------------------
RICHARD S.       Indefinite;                      Chairman  and Chief Executive         65        None
TRUTANIC         ECLIPSE TRUST: Trustee since     Officer Somerset & Company
2/13/52          2007 (2 funds);                  (financial advisory firm)
                 ECLIPSE FUNDS INC.: Director     (since 2004); Managing
                 since 2007 (21 funds);           Director The Carlyle Group
                 ICAP FUNDS, INC.:  Director      (private investment firm)
                 since 2007 (4 funds);            (2002 to 2004); Senior
                 MAINSTAY TRUST: Trustee since    Managing Director, Partner and
                 1994 (14 funds);                 Board Member, Groupe Arnault
                 MAINSTAY FUNDS TRUST: Trustee    S.A. (private investment firm)
                 since April 2009 (4 funds);      (1999 to 2002)
                 and
                 MAINSTAY VP SERIES FUND, INC.:
                 Director since 2007 (20
                 portfolios).
----------------------------------------------------------------------------------------------------------------------------





                                                   mainstayinvestments.com    39

                                                                                  NUMBER OF
                 TERM OF OFFICE,                                                  FUNDS IN FUND   OTHER
                 POSITION(S) HELD                                                 COMPLEX         DIRECTORSHIPS
NAME AND         WITH THE FUND COMPLEX AND        PRINCIPAL OCCUPATION(S)         OVERSEEN BY     HELD BY
DATE OF BIRTH    LENGTH OF SERVICE                DURING PAST FIVE YEARS          BOARD MEMBER    BOARD MEMBER
 ---------------------------------------------------------------------------------------------------------------------------
NON-INTERESTED BOARD MEMBERS

ROMAN L. WEIL    Indefinite;                      V. Duane Rath Professor               65        None
5/22/40          ECLIPSE TRUST:                   Emeritus of Accounting,
                 Trustee and Audit Committee      Chicago Booth School of
                 Financial Expert since 2007 (2   Business, University of
                 funds);                          Chicago; President, Roman L.
                 ECLIPSE FUNDS INC.: Director     Weil Associates, Inc.
                 and Audit Committee Financial    (consulting firm)
                 Expert since 2007 (21 funds);
                 ICAP FUNDS, INC.:  Director
                 and Audit Committee Financial
                 Expert since 2007 (4 funds);
                 MAINSTAY TRUST: Trustee and
                 Audit Committee Financial
                 Expert since 2007 (14 funds);
                 MAINSTAY FUNDS TRUST: Trustee
                 since April 2009 (4 funds);
                 and
                 MAINSTAY VP SERIES FUND, INC.:
                 Director since 1994 and Audit
                 Committee Financial Expert
                 since 2003 (20 portfolios).
----------------------------------------------------------------------------------------------------------------------------
JOHN A. WEISSER  Indefinite;                      Retired. Managing Director of         65        Trustee, Direxion Funds
10/22/41         ECLIPSE TRUST:                   Salomon Brothers, Inc. (1971                    (34 portfolios) and
                 Trustee since 2007 (2 funds);    to 1995)                                        Direxion Insurance Trust
                 ECLIPSE FUNDS INC.: Director                                                     (3 portfolios) since 2007;
                 since 2007 (21 funds);                                                           Trustee, Direxion Shares
                 ICAP FUNDS, INC.:  Director                                                      ETF Trust, since 2008 (22
                 since 2007 (4 funds);                                                            portfolios)
                 MAINSTAY TRUST: Trustee since
                 2007 (14 funds);
                 MAINSTAY FUNDS TRUST: Trustee
                 since April 2009 (4 funds);
                 and
                 MAINSTAY VP SERIES FUND, INC.:
                 Director since 1997 (20
                 portfolios).
----------------------------------------------------------------------------------------------------------------------------






40    MainStay U.S. Small Cap Fund

   At a meeting of the Board Members held on June 18, 2009, the following individuals were appointed to serve as Officers of the MainStay Group of Funds.


           POSITIONS(S)
           HELD
           WITH THE
NAME AND   FUNDS
DATE OF    AND LENGTH OF   PRINCIPAL OCCUPATION(S)
BIRTH      SERVICE         DURING PAST FIVE YEARS
 --------------------------------------------------------------------------------
OFFICERS

JACK R.    Treasurer and   Assistant Treasurer, New York Life Investment
BENIN-     Principal       Management Holdings LLC (since July 2008); Managing
TENDE      Financial and   Director, New York Life Investment Management LLC
5/12/64    Accounting      (since 2007); Treasurer and Principal Financial and
           Officer since   Accounting Officer, MainStay VP Series Fund, Inc. and
           2007            ICAP Funds, Inc. (since 2007), and MainStay Funds
                           Trust (since April 2009); Vice President, Prudential
                           Investments (2000 to 2007); Assistant Treasurer,
                           JennisonDryden Family of Funds, Target Portfolio
                           Trust, The Prudential Series Fund and American Skandia
                           Trust (2006 to 2007); Treasurer and Principal
                           Financial Officer, The Greater China Fund (2007)
---------------------------------------------------------------------------------
JEFFREY    Vice            Managing Director, Compliance (since 2009), Director
A.         President and   and Associate General Counsel, New York Life
ENGELSMAN  Chief           Investment Management LLC (2005 to 2008); Assistant
9/28/67    Compliance      Secretary, NYLIFE Distributors LLC (2006 to 2008);
           Officer since   Vice President and Chief Compliance Officer, ICAP
           January 2009    Funds, Inc. (since January 2009), and MainStay Funds
                           Trust (since April 2009); Assistant Secretary, The
                           MainStay Funds and ICAP Funds, Inc. (2006 to 2008);
                           Assistant Secretary, Eclipse Funds, Eclipse Funds,
                           Inc., and MainStay VP Series Fund, Inc. (2005 to
                           2008); Director and Senior Counsel, Deutsche Asset
                           Management (1999 to 2005)
---------------------------------------------------------------------------------
STEPHEN    President       President and Chief Operating Officer, NYLIFE
P. FISHER  since 2007      Distributors LLC (since 2008); Chairman of the Board,
2/22/59                    NYLIM Service Company (since 2008); Senior Managing
                           Director and Chief Marketing Officer, New York Life
                           Investment Management LLC (since 2005); Managing
                           Director--Retail Marketing, New York Life Investment
                           Management LLC (2003 to 2005); President, MainStay VP
                           Series Fund, Inc. and ICAP Funds, Inc. (since 2007),
                           and MainStay Funds Trust (since April 2009); Managing
                           Director, UBS Global Asset Management (1999 to 2003)
---------------------------------------------------------------------------------
SCOTT T.   Vice            Director, New York Life Investment Management LLC
HAR-       Presiden-       (including predecessor advisory organizations) (since
RINGTON    t -- Adminis-   2000); Executive Vice President, New York Life Trust
2/8/59     tration since   Company and New York Life Trust Company, FSB (since
           2005            2006); Vice President--Administration, MainStay VP
                           Series Fund, Inc. (since 2005), ICAP Funds, Inc.
                           (since 2006) and MainStay Funds Trust (since April
                           2009)
---------------------------------------------------------------------------------
MARGUER-   Chief Legal     Vice President, Associate General Counsel and
ITE E. H.  Officer since   Assistant Secretary, New York Life Insurance Company
MORRISON   2008 and        (since 2008); Managing Director, Associate General
3/26/56    Secretary       Counsel and Assistant Secretary, New York Life
           since 2004      Investment Management LLC (since 2004); Managing
                           Director and Secretary, NYLIFE Distributors LLC;
                           Secretary, NYLIM Service Company (since 2008);
                           Assistant Secretary, New York Life Investment
                           Management Holdings LLC (since 2008); Chief Legal
                           Officer (since 2008) and Secretary, MainStay VP Series
                           Fund, Inc. (since 2004), ICAP Funds, Inc. (since 2006)
                           and MainStay Funds Trust (since April 2009); Chief
                           Legal Officer--Mutual Funds and Vice President and
                           Corporate Counsel, The Prudential Insurance Company of
                           America (2000 to 2004)
---------------------------------------------------------------------------------




   * The Officers listed above are considered to be "interested persons" of the MainStay Group of Funds within the meaning of the 1940 Act because of their affiliation with New York Life Insurance Company. New York Life Investment Management LLC, Madison Square Investors LLC, MacKay Shields LLC, Institutional Capital LLC, Epoch Investment Partners, Inc., Markston International, LLC, Winslow Capital Management, Inc., NYLIFE Securities LLC and/or NYLIFE Distributors LLC, as described in detail above in the column captioned "Principal Occupation(s) During Past Five Years." Officers are elected annually by the Boards to serve a one year term.


                                                   mainstayinvestments.com    41

MAINSTAY FUNDS

MAINSTAY OFFERS A WIDE RANGE OF FUNDS FOR VIRTUALLY ANY INVESTMENT NEED. THE FULL ARRAY OF MAINSTAY OFFERINGS IS LISTED HERE, WITH INFORMATION ABOUT THE MANAGER, SUBADVISORS, LEGAL COUNSEL, AND INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM.


EQUITY FUNDS
MAINSTAY 130/30 CORE FUND
MAINSTAY 130/30 GROWTH FUND
MAINSTAY COMMON STOCK FUND
MAINSTAY EPOCH U.S. ALL CAP FUND
MAINSTAY EPOCH U.S. EQUITY FUND
MAINSTAY EQUITY INDEX FUND(1)
MAINSTAY GROWTH EQUITY FUND
MAINSTAY ICAP EQUITY FUND
MAINSTAY ICAP SELECT EQUITY FUND
MAINSTAY LARGE CAP GROWTH FUND
MAINSTAY MAP FUND
MAINSTAY S&P 500 INDEX FUND
MAINSTAY U.S. SMALL CAP FUND

INCOME FUNDS
MAINSTAY 130/30 HIGH YIELD FUND
MAINSTAY CASH RESERVES FUND
MAINSTAY DIVERSIFIED INCOME FUND
MAINSTAY FLOATING RATE FUND
MAINSTAY GOVERNMENT FUND
MAINSTAY HIGH YIELD CORPORATE BOND FUND
MAINSTAY INDEXED BOND FUND
MAINSTAY INTERMEDIATE TERM BOND FUND
MAINSTAY MONEY MARKET FUND
MAINSTAY PRINCIPAL PRESERVATION FUND
MAINSTAY SHORT TERM BOND FUND
MAINSTAY TAX FREE BOND FUND

BLENDED FUNDS
MAINSTAY BALANCED FUND
MAINSTAY CONVERTIBLE FUND
MAINSTAY INCOME BUILDER FUND

INTERNATIONAL FUNDS
MAINSTAY 130/30 INTERNATIONAL FUND
MAINSTAY EPOCH GLOBAL CHOICE FUND
MAINSTAY EPOCH GLOBAL EQUITY YIELD FUND
MAINSTAY EPOCH INTERNATIONAL SMALL CAP FUND
MAINSTAY GLOBAL HIGH INCOME FUND
MAINSTAY ICAP GLOBAL FUND
MAINSTAY ICAP INTERNATIONAL FUND
MAINSTAY INTERNATIONAL EQUITY FUND


ASSET ALLOCATION FUNDS
MAINSTAY CONSERVATIVE ALLOCATION FUND
MAINSTAY GROWTH ALLOCATION FUND
MAINSTAY MODERATE ALLOCATION FUND
MAINSTAY MODERATE GROWTH ALLOCATION FUND

RETIREMENT FUNDS
MAINSTAY RETIREMENT 2010 FUND
MAINSTAY RETIREMENT 2020 FUND
MAINSTAY RETIREMENT 2030 FUND
MAINSTAY RETIREMENT 2040 FUND
MAINSTAY RETIREMENT 2050 FUND

MANAGER

NEW YORK LIFE INVESTMENT MANAGEMENT LLC
NEW YORK, NEW YORK

SUBADVISORS

EPOCH INVESTMENT PARTNERS, INC.
NEW YORK, NEW YORK

INSTITUTIONAL CAPITAL LLC(2)
CHICAGO, ILLINOIS

MACKAY SHIELDS LLC(2)
NEW YORK, NEW YORK

MADISON SQUARE INVESTORS LLC(2)
NEW YORK, NEW YORK

MARKSTON INTERNATIONAL LLC
WHITE PLAINS, NEW YORK

WINSLOW CAPITAL MANAGEMENT, INC.
MINNEAPOLIS, MINNESOTA

LEGAL COUNSEL

DECHERT LLP

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

KPMG LLP

PLEASE CONTACT YOUR INVESTMENT PROFESSIONAL OR CALL 800-MAINSTAY (624-6782) FOR A FREE PROSPECTUS. INVESTORS ARE ASKED TO CONSIDER THE INVESTMENT OBJECTIVES, RISKS, AND CHARGES AND EXPENSES OF THE INVESTMENT CAREFULLY BEFORE INVESTING. THE PROSPECTUS CONTAINS THIS AND OTHER INFORMATION ABOUT THE INVESTMENT COMPANY. PLEASE READ THE PROSPECTUS CAREFULLY BEFORE INVESTING.

1. Closed to new investors and new purchases as of January 1, 2002.
2. An affiliate of New York Life Investment Management LLC.

                          Not part of the Annual Report

----------------------------------------------------
Not FDIC/NCUA Insured  Not a Deposit  May Lose Value



-------------------------------------------------------
No Bank Guarantee  Not Insured by Any Government Agency
-------------------------------------------------------




NYLIFE DISTRIBUTORS LLC, 169 LACKAWANNA AVENUE,
PARSIPPANY, NEW JERSEY 07054

This report may be distributed only when preceded or accompanied by a current Fund prospectus.

mainstayinvestments.com                                            Eclipse Funds

(C) 2009 by NYLIFE Distributors LLC. All rights reserved.
                                                      SEC File Number: 811-04847

NYLIM-AO17195         (RECYCLE LOGO)           MS283-09           MSUSC11-12/09
                                                                          B1

                                   FORM N-CSR

ITEM 2. CODE OF ETHICS.

     As of the end of the period covered by this report, the Registrant has adopted a code of ethics (the "Code") that applies to the Registrant's principal executive officer ("PEO") and principal financial officer ("PFO"). Schedule II of the Code was amended during the period to designate a new Chief Compliance Officer. A copy of the Code is filed herewith. The Registrant did not grant any waivers, including implicit waivers, from any provisions of the Code to the PEO or PFO during the period covered by this report.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

     The Board of Trustees has determined that the Registrant has two audit committee financial experts serving on its Audit Committee. The Audit Committee financial experts are Alan R. Latshaw and Roman L. Weil. Messrs. Latshaw and Weil are "independent" within the meaning of that term under the Investment Company Act of 1940.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

     (a) Audit Fees

     The aggregate fees billed for the fiscal year ended October 31, 2009 for professional services rendered by KPMG LLP ("KPMG") for the audit of the Registrant's annual financial statements or services that are normally provided by KPMG in connection with statutory and regulatory filings or engagements for that fiscal year were $65,571. The aggregate fees billed for the fiscal year ended October 31, 2008 for professional services rendered by KPMG for the audit of the Registrant's annual financial statements or services that were normally provided by the KPMG in connection with the statutory and regulatory filings or engagements for that fiscal year were $94,510.

     (b) Audit Related Fees

     The aggregate fees billed for the fiscal year ended October 31, 2009 for assurance and related services by KPMG that are reasonably related to the performance of the audit of the Registrant's financial statements and are not reported under paragraph (a) of this Item were $10,000. The aggregate fees billed for the fiscal year ended October 31, 2008 for assurance and related services by KPMG that are reasonably related to the performance of the audit of the Registrant's financial statements and are not reported under paragraph (a) of this Item were $0. These audit-related services include review of financial highlights for the Registrant's registration statements and issuance of consents to use KPMG's reports.

     (c) Tax Fees

     The aggregate fees billed for professional services rendered by KPMG for tax compliance, tax advice, and tax planning were (i) $12,400 during the fiscal year ended October 31, 2009, and (ii) $12,400 during the fiscal year ended October 31, 2008. These services included preparation of and advice relating to federal, state and local income tax returns and excise tax returns, as well as services relating to excise tax distribution requirements.

     (d) All Other Fees

     The aggregate fees billed for the fiscal year ended October 31, 2009 for products and services provided by KPMG, other than the services reported in paragraphs (a) through (c) of this Item were $0. The aggregate fees billed for the fiscal year ended October 31, 2008 for products and services provided by KPMG, other than the services reported in paragraphs (a) through (c) of this Item were $0.

     (e) Pre-Approval Policies and Procedures

     (1) The Registrant's Audit Committee has adopted pre-approval policies and procedures (the "Procedures") to govern the Committee's pre-approval of (i) all audit services and permissible non-audit services to be provided to the Registrant by its independent accountant, and (ii) all permissible non-audit services to be provided by such independent accountant to the Registrant's investment adviser and to any entity controlling, controlled by or under common control with the investment adviser that provides ongoing services to the Registrant (collectively, the "Service Affiliates") if the services directly relate to the Registrant's operations and financial reporting. In accordance with the Procedures, the Audit Committee is responsible for the engagement of the independent accountant to certify the Registrant's financial statements for each fiscal year. With respect to the pre-approval of non-audit services provided to the Registrant and its Service Affiliates, the Procedures provide that the Audit Committee may annually pre-approve a list of the types of services that may be provided to the Registrant or its Service Affiliates, or the Audit Committee may pre-approve such services on a project-by-project basis as they arise. Unless a type of service has received general pre-approval, it will require specific pre-approval by the Audit Committee if it is to be provided by the independent accountant. The Procedures also permit the Audit Committee to delegate authority to one or more of its members to pre-approve any proposed non-audit services that have not been previously pre-approved by the Audit Committee, subject to the ratification by the full Audit Committee no later than its next scheduled meeting. To date, the Audit Committee has not delegated such authority.

     (2) With respect to the services described in paragraphs (b) through (d) of this Item 4, no amount was approved by the Audit Committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

     (f) There were zero hours expended on KPMG's engagement to audit the Registrant's financial statements for the most recent fiscal year that were attributed to work performed by persons other than KPMG's full-time, permanent employees.

(g) All non-audit fees billed by KPMG for services rendered to the Registrant for the fiscal years ended October 31, 2009 and October 31, 2008 are disclosed in 4(b)-(d) above.

The aggregate non-audit fees billed by KPMG for services rendered to the Registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the Registrant were approximately: (i) $0 for the fiscal year ended October 31, 2009 and (ii) $0 for the fiscal year ended October 31, 2008.

(h) The Registrant's Audit Committee of the Board of Trustees has considered whether the provision of non-audit services that were rendered to the Registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the Registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining KPMG's independence.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS

Not applicable.

ITEM 6. SCHEDULE OF INVESTMENTS

The Schedule of Investments is included as part of Item 1 of this report.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

Since the Registrant's last response to this Item, there have been no material changes to the procedures by which shareholders may recommend nominees to the Registrant's Board of Trustees.

ITEM 11. CONTROLS AND PROCEDURES.

(a) Based on an evaluation of the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, the "Disclosure Controls") as of a date within 90 days prior to the filing date (the "Filing Date") of this Form N-CSR (the "Report"), the Registrant's principal executive officer and principal financial officer have concluded that the Disclosure Controls are reasonably designed to ensure that information required to be disclosed by the Registrant in the Report is recorded, processed, summarized and reported by the Filing Date, including ensuring that information required to be disclosed in the Report is accumulated and communicated to the Registrant's management, including the Registrant's principal executive officer and principal financial officer, as appropriate to allow timely decisions regarding required disclosure.

(b) There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d)) under the Investment Company Act of 1940 that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

ITEM 12. EXHIBITS.

(a)(1) Code of Ethics

(a)(2) Certifications of principal executive officer and principal financial officer as required by Rule 30a-2 under the Investment Company Act of 1940.

(b) Certifications of principal executive officer and principal financial officer as required by Section 906 of the Sarbanes-Oxley Act of 2002.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

ECLIPSE FUNDS


By: /s/ Stephen P. Fisher
    ---------------------------------
    Stephen P. Fisher
    President and Principal Executive
    Officer

Date: January 8, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.


By: /s/ Stephen P. Fisher
    ---------------------------------
    Stephen P. Fisher
    President and Principal Executive
    Officer

Date: January 8, 2010


By: /s/ Jack R. Benintende
    ---------------------------------
    Jack R. Benintende
    Treasurer and Principal Financial
    and Accounting Officer

Date: January 8, 2010

                                  EXHIBIT INDEX

(a)(1)  Code of Ethics

(a)(2) Certifications of principal executive officer and principal financial officer as required by Rule 30a-2 under the Investment Company Act of 1940.

(b) Certification of principal executive officer and principal financial officer as required by Section 906 of the Sarbanes-Oxley Act of 2002.